UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Core Equity Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.4%
Aerospace – 2.6%
Embraer S.A., ADR	3,720	$118,958
Honeywell International, Inc.	7,930	484,127
Lockheed Martin Corp.	2,110	189,605
Precision Castparts Corp.	1,980	342,342
Textron, Inc.	3,470	96,570
United Technologies Corp.	5,460	452,852

		$1,684,454

Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	3,030	$328,573
VF Corp.	1,280	186,854

		$515,427

Automotive – 0.8%
Delphi Automotive PLC (a)	8,330	$263,228
General Motors Co. (a)	10,640	272,916

		$536,144

Biotechnology – 1.5%
Amgen, Inc.	5,720	$388,903
Biogen Idec, Inc. (a)	1,510	190,215
Gilead Sciences, Inc. (a)	8,020	391,777

		$970,895

Broadcasting – 1.6%
News Corp., “A”	20,430	$402,267
Viacom, Inc., “B”	10,960	520,162
Walt Disney Co.	2,250	98,505

		$1,020,934

Brokerage & Asset Managers – 1.3%
Blackrock, Inc.	1,059	$216,989
CME Group, Inc.	720	208,318
Franklin Resources, Inc.	1,460	181,084
FXCM, Inc. “A”	7,750	100,673
GFI Group, Inc.	27,330	102,761

		$809,825

Business Services – 1.8%
Accenture PLC, “A”	4,060	$261,870
Automatic Data Processing, Inc.	5,340	294,715
FleetCor Technologies, Inc. (a)	10,610	411,350
Jones Lang LaSalle, Inc.	1,180	98,306
Vantiv, Inc. (a)	4,890	95,991

		$1,162,232

Cable TV – 1.4%
Comcast Corp., “Special A”	15,820	$466,848
Time Warner Cable, Inc.	4,850	395,275

		$862,123

Chemicals – 0.6%
Celanese Corp.	8,290	$382,832

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 4.5%
Autodesk, Inc. (a)	10,640	$450,285
Check Point Software Technologies Ltd. (a)	6,200	395,808
Citrix Systems, Inc. (a)	6,320	498,711
Microsoft Corp.	5,950	191,888
Oracle Corp.	24,990	728,708
Red Hat, Inc. (a)	4,860	291,065
SolarWinds, Inc. (a)	7,440	287,556

		$2,844,021

Computer Software – Systems – 8.1%
Apple, Inc. (a)	5,550	$3,327,059
EMC Corp. (a)	23,440	700,387
Hewlett-Packard Co.	20,360	485,179
International Business Machines Corp.	1,980	413,127
NICE Systems Ltd., ADR (a)	5,990	235,407

		$5,161,159

Construction – 0.6%
Owens Corning (a)	3,440	$123,943
Stanley Black & Decker, Inc.	3,190	245,502

		$369,445

Consumer Products – 1.8%
Colgate-Palmolive Co.	2,710	$264,984
Procter & Gamble Co.	13,530	909,351

		$1,174,335

Consumer Services – 0.4%
DeVry, Inc.	3,820	$129,383
HomeAway, Inc. (a)	5,570	141,311

		$270,694

Containers – 0.8%
Silgan Holdings, Inc.	11,630	$514,046

Electrical Equipment – 2.9%
AMETEK, Inc.	4,670	$226,542
Danaher Corp.	25,000	1,400,000
Sensata Technologies Holding B.V. (a)	6,850	229,338

		$1,855,880

Electronics – 2.4%
Advanced Micro Devices, Inc. (a)	11,232	$90,081
Altera Corp.	8,890	354,000
ASML Holding N.V.	5,590	280,283
Hittite Microwave Corp. (a)	1,890	102,646
KLA-Tencor Corp.	2,010	109,384
Linear Technology Corp.	3,800	128,060
M/A-COM Technology Solutions Holdings, Inc. (a)	3,350	69,479
Microchip Technology, Inc.	9,940	369,768

		$1,503,701

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 3.2%
Apache Corp.	1,640	$164,722
Cabot Oil & Gas Corp.	6,650	207,281
CONSOL Energy, Inc.	1,710	58,311
Energy XXI (Bermuda) Ltd. (a)	1,673	60,412
EQT Corp.	2,130	102,687
Noble Energy, Inc.	3,490	341,252
Occidental Petroleum Corp.	5,730	545,668
Peabody Energy Corp.	1,920	55,603
Pioneer Natural Resources Co.	3,190	355,972
SM Energy Co.	1,874	132,623
WPX Energy, Inc. (a)	2,650	47,727

		$2,072,258

Energy – Integrated – 5.1%
Chevron Corp.	5,500	$589,820
Exxon Mobil Corp. (s)	30,660	2,659,142

		$3,248,962

Engineering – Construction – 0.5%
Fluor Corp.	5,700	$342,228

Food & Beverages – 3.4%
Bunge Ltd.	1,970	$134,827
Coca-Cola Enterprises, Inc.	4,070	116,402
General Mills, Inc.	10,970	432,767
J.M. Smucker Co.	2,640	214,790
Kraft Foods, Inc., “A”	12,830	487,668
Mead Johnson Nutrition Co., “A”	3,950	325,796
PepsiCo, Inc. (s)	7,020	465,777

		$2,178,027

Food & Drug Stores – 0.9%
CVS Caremark Corp.	10,450	$468,160
Kroger Co.	4,860	117,758

		$585,918

Gaming & Lodging – 0.8%
Las Vegas Sands Corp.	4,620	$265,973
Royal Caribbean Cruises Ltd.	8,660	254,864

		$520,837

General Merchandise – 2.3%
Kohl’s Corp.	8,150	$407,745
Target Corp.	18,180	1,059,349

		$1,467,094

Health Maintenance Organizations – 0.8%
Aetna, Inc.	9,980	$500,597
UnitedHealth Group, Inc.	570	33,596

		$534,193

Insurance – 3.5%
ACE Ltd.	12,410	$908,412
Aflac, Inc.	1,170	53,808
Aon Corp.	7,950	390,027
Chubb Corp.	2,810	194,199
Everest Re Group Ltd.	2,800	259,056
MetLife, Inc.	5,160	192,726
Prudential Financial, Inc.	3,390	214,892

		$2,213,120

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 1.9%
Google, Inc., “A” (a)	1,840	$1,179,882

Leisure & Toys – 0.2%
Hasbro, Inc.	1,960	$71,971
Mattel, Inc.	2,250	75,735

		$147,706

Machinery & Tools – 2.6%
Allison Transmission Holdings, Inc. (a)	3,870	$92,416
Cummins, Inc.	1,010	121,240
Eaton Corp.	5,100	254,133
Gardner Denver, Inc.	1,830	115,327
Herman Miller, Inc.	10,820	248,427
Joy Global, Inc.	4,520	332,220
Kennametal, Inc.	4,190	186,581
Polypore International, Inc. (a)	3,270	114,973
Roper Industries, Inc.	2,190	217,160

		$1,682,477

Major Banks – 5.4%
Goldman Sachs Group, Inc.	4,650	$578,321
JPMorgan Chase & Co. (s)	35,110	1,614,358
KeyCorp	25,780	219,130
PNC Financial Services Group, Inc.	10,490	676,500
State Street Corp.	8,400	382,200

		$3,470,509

Medical & Health Technology & Services – 1.1%
AmerisourceBergen Corp.	4,940	$196,019
Express Scripts Holding Co. (a)	5,740	310,993
Henry Schein, Inc. (a)	1,290	97,627
Quest Diagnostics, Inc.	1,020	62,373

		$667,012

Medical Equipment – 2.3%
Covidien PLC	8,650	$472,982
Medtronic, Inc.	9,600	376,224
Sirona Dental Systems, Inc. (a)	1,620	83,495
St. Jude Medical, Inc.	7,400	327,894
Thermo Fisher Scientific, Inc.	3,670	206,915

		$1,467,510

Metals & Mining – 0.6%
Cliffs Natural Resources, Inc.	2,970	$205,702
Teck Resources Ltd., “B”	4,889	174,542

		$380,244

Natural Gas – Distribution – 0.5%
Spectra Energy Corp.	10,350	$326,543

Natural Gas – Pipeline – 0.5%
El Paso Corp.	9,680	$286,044

Network & Telecom – 1.0%
Acme Packet, Inc. (a)	2,460	$67,699
F5 Networks, Inc. (a)	1,410	190,294
Finisar Corp. (a)	8,910	179,537
Fortinet, Inc. (a)	4,590	126,914
Juniper Networks, Inc. (a)	4,270	97,698

		$662,142

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 1.7%
Cameron International Corp. (a)	6,380	$337,055
Dresser-Rand Group, Inc. (a)	4,170	193,446
FMC Technologies, Inc. (a)	2,920	147,226
Schlumberger Ltd.	4,510	315,384
Transocean, Inc.	1,890	103,383

		$1,096,494

Other Banks & Diversified Financials – 3.2%
American Express Co.	2,300	$133,078
CapitalSource, Inc.	43,570	287,562
EuroDekania Ltd. (a)(z)	50,820	90,559
Fifth Third Bancorp	36,000	505,800
First Republic Bank (a)	4,370	143,948
Visa, Inc., “A”	5,250	619,500
Western Union Co.	13,510	237,776

		$2,018,223

Pharmaceuticals – 4.8%
Abbott Laboratories	10,900	$668,061
Johnson & Johnson	7,570	499,317
Merck & Co., Inc.	14,270	547,968
Pfizer, Inc.	43,889	994,525
Teva Pharmaceutical Industries Ltd., ADR	7,410	333,895

		$3,043,766

Pollution Control – 0.2%
Waste Connections, Inc.	3,490	$113,530

Precious Metals & Minerals – 0.3%
Goldcorp, Inc.	4,820	$217,189

Printing & Publishing – 0.6%
Moody’s Corp.	9,710	$408,791

Railroad & Shipping – 0.7%
Union Pacific Corp.	4,330	$465,388

Real Estate – 2.9%
BioMed Realty Trust, Inc., REIT	21,560	$409,209
Mid-America Apartment Communities, Inc., REIT	7,450	499,374
Public Storage, Inc., REIT	3,460	478,068
Tanger Factory Outlet Centers, Inc., REIT	15,830	470,626

		$1,857,277

Restaurants – 0.5%
YUM! Brands, Inc.	4,860	$345,935

Specialty Chemicals – 1.1%
Airgas, Inc.	3,430	$305,167
Albemarle Corp.	3,060	195,595
Chemtura Corp. (a)	9,130	155,027
Ferro Corp. (a)	12,420	73,775

		$729,564

Specialty Stores – 3.3%
Amazon.com, Inc. (a)	1,210	$245,037
American Eagle Outfitters, Inc.	13,310	228,799
Children’s Place Retail Store, Inc. (a)	3,600	186,012

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
Gap, Inc.	9,780	$255,649
PetSmart, Inc.	7,560	432,583
rue21, Inc. (a)	7,220	211,835
Sally Beauty Holdings, Inc. (a)	11,490	284,952
Urban Outfitters, Inc. (a)	10,060	292,847

		$2,137,714

Telecommunications – Wireless – 0.7%
American Tower Corp., REIT	3,820	$240,736
SBA Communications Corp. (a)	4,410	224,072

		$464,808

Telephone Services – 1.9%
AT&T, Inc.	18,950	$591,809
CenturyLink, Inc.	3,672	141,923
Verizon Communications, Inc.	12,520	478,640

		$1,212,372

Tobacco – 2.4%
Lorillard, Inc.	3,550	$459,654
Philip Morris International, Inc.	12,180	1,079,270

		$1,538,924

Trucking – 1.2%
Expeditors International of Washington, Inc.	9,890	$459,984
Swift Transportation Co. (a)	27,860	321,504

		$781,488

Utilities – Electric Power – 2.4%
AES Corp. (a)	14,880	$194,482
American Electric Power Co., Inc.	7,790	300,538
Calpine Corp. (a)	12,710	218,739
CMS Energy Corp.	11,980	263,560
Edison International	4,410	187,469
PG&E Corp.	4,640	201,422
Public Service Enterprise Group, Inc.	4,650	142,337

		$1,508,547

Total Common Stocks		$63,010,863

CONVERTIBLE PREFERRED STOCKS – 0.6%
Utilities – Electric Power – 0.6%
PPL Corp., 8.75%	3,660	$198,335
PPL Corp., 9.5%	3,270	175,763

Total Convertible Preferred Stocks		$374,098

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	610,334	$610,334

Total Investments		$63,995,295

CALL OPTIONS WRITTEN – 0.0%
Computer Software – Systems – 0.0%
Apple, Inc. – April 2012 @ $640	(1)	$(425)

OTHER ASSETS, LESS LIABILITIES – 0.1%		35,861

Net Assets – 100.0%		$64,030,731

3

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At March 31, 2012, the value of securities pledged amounted to $546,493.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	6/25/07	$737,167	$90,559
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

5

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$61,275,083	$—	$—	$61,275,083
Israel	965,110	—	—	965,110
Canada	391,732	—	—	391,732
United Kingdom	263,228	—	90,559	353,787
Netherlands	280,283	—	—	280,283
Brazil	118,966	—	—	118,966
Mutual Funds	610,334	—	—	610,334
Total Investments	$63,904,736	$—	$90,559	$63,995,295

Other Financial Instruments
Written Options	$(425)	$—	$—	$(425)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$127,787
Change in unrealized appreciation (depreciation)	(37,228)
Balance as of 3/31/12	$90,559

The net change in unrealized depreciation from investments still held as level 3 at March 31, 2012 is $37,228.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$56,508,747
Gross unrealized appreciation	$9,976,271
Gross unrealized depreciation	(2,489,723)
Net unrealized appreciation (depreciation)	$7,486,548

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	284,156	4,696,089	(4,369,911)	610,334

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$162	$610,334

6

MFS® Growth Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.6%
Aerospace – 3.5%
Honeywell International, Inc.	150,879	$9,211,222
Precision Castparts Corp.	66,082	11,425,578

		$20,636,800

Alcoholic Beverages – 1.3%
Diageo PLC	311,897	$7,495,665

Apparel Manufacturers – 1.7%
LVMH Moet Hennessy Louis Vuitton S.A.	14,823	$2,547,291
NIKE, Inc., “B”	34,766	3,770,025
VF Corp.	26,650	3,890,367

		$10,207,683

Automotive – 1.2%
Johnson Controls, Inc.	201,770	$6,553,490
LKQ Corp. (a)	28,400	885,228

		$7,438,718

Biotechnology – 4.3%
Alexion Pharmaceuticals, Inc. (a)	80,620	$7,486,373
Biogen Idec, Inc. (a)	50,328	6,339,818
Celgene Corp. (a)	105,911	8,210,221
Gilead Sciences, Inc. (a)	74,440	3,636,394

		$25,672,806

Broadcasting – 4.0%
Discovery Communications, Inc., “A” (a)	79,430	$4,019,158
News Corp., “A”	320,130	6,303,360
Viacom, Inc., “B”	202,510	9,611,125
Walt Disney Co.	95,780	4,193,248

		$24,126,891

Brokerage & Asset Managers – 1.8%
Affiliated Managers Group, Inc. (a)	41,430	$4,632,288
Blackrock, Inc.	29,266	5,996,603

		$10,628,891

Business Services – 3.3%
Cognizant Technology Solutions Corp., “A” (a)	109,659	$8,438,260
FleetCor Technologies, Inc. (a)	58,270	2,259,128
Jones Lang LaSalle, Inc.	30,850	2,570,114
Verisk Analytics, Inc., “A” (a)	131,850	6,192,995

		$19,460,497

Cable TV – 1.3%
Comcast Corp., “Special A”	260,446	$7,685,761

Chemicals – 1.0%
Celanese Corp.	76,220	$3,519,840
Monsanto Co.	29,450	2,348,932

		$5,868,772

Computer Software – 6.4%
Autodesk, Inc. (a)	135,760	$5,745,363
Check Point Software Technologies Ltd. (a)	130,940	8,359,210

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Citrix Systems, Inc. (a)	43,440	$3,427,850
Nuance Communications, Inc. (a)	67,710	1,732,022
Oracle Corp.	263,210	7,675,204
Parametric Technology Corp. (a)	69,260	1,935,124
Red Hat, Inc. (a)	102,140	6,117,165
Salesforce.com, Inc. (a)	10,038	1,550,971
VeriSign, Inc.	52,533	2,014,115

		$38,557,024

Computer Software – Systems – 12.5%
Apple, Inc. (a)	85,742	$51,399,757
EMC Corp. (a)	496,230	14,827,352
NetApp, Inc. (a)	93,640	4,192,263
Verifone Systems, Inc. (a)	41,370	2,145,862
VMware, Inc. (a)	17,540	1,970,970

		$74,536,204

Construction – 1.4%
Owens Corning (a)	74,080	$2,669,102
Stanley Black & Decker, Inc.	74,620	5,742,755

		$8,411,857

Consumer Products – 0.5%
Estee Lauder Cos., Inc., “A”	48,040	$2,975,598

Consumer Services – 1.0%
Priceline.com, Inc. (a)	6,185	$4,437,738
Sotheby’s	35,890	1,411,913

		$5,849,651

Electrical Equipment – 3.3%
Danaher Corp.	346,960	$19,429,760

Electronics – 2.1%
Altera Corp.	106,980	$4,259,944
ASML Holding N.V.	51,137	2,564,009
Broadcom Corp., “A”	143,261	5,630,157

		$12,454,110

Energy – Independent – 3.2%
Cabot Oil & Gas Corp.	96,210	$2,998,866
EQT Corp.	41,230	1,987,698
Noble Energy, Inc.	58,680	5,737,730
Occidental Petroleum Corp.	37,970	3,615,883
Pioneer Natural Resources Co.	21,243	2,370,506
SM Energy Co.	32,930	2,330,456

		$19,041,139

Engineering – Construction – 0.6%
Fluor Corp.	57,870	$3,474,515

Food & Beverages – 2.7%
General Mills, Inc.	42,410	$1,673,075
Groupe Danone	70,588	4,923,689
Kraft Foods, Inc., “A”	59,620	2,266,156

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
Mead Johnson Nutrition Co., “A”	87,710	$7,234,321

		$16,097,241

Gaming & Lodging – 1.4%
Las Vegas Sands Corp.	104,020	$5,988,431
Royal Caribbean Cruises Ltd.	76,410	2,248,746

		$8,237,177

General Merchandise – 3.3%
Costco Wholesale Corp.	63,193	$5,737,924
Dollar General Corp. (a)	92,490	4,273,038
Target Corp.	170,039	9,908,173

		$19,919,135

Internet – 3.9%
Google, Inc., “A” (a)	36,621	$23,482,850

Leisure & Toys – 0.4%
Polaris Industries, Inc.	32,600	$2,352,090

Machinery & Tools – 1.0%
Joy Global, Inc.	44,770	$3,290,595
Polypore International, Inc. (a)(l)	38,880	1,367,021
United Rentals, Inc. (a)	27,560	1,182,048

		$5,839,664

Medical & Health Technology & Services – 1.0%
Cerner Corp. (a)	56,874	$4,331,524
IDEXX Laboratories, Inc. (a)	18,440	1,612,578

		$5,944,102

Medical Equipment – 3.0%
Cooper Cos., Inc.	11,460	$936,397
Covidien PLC	130,678	7,145,473
Thermo Fisher Scientific, Inc.	174,295	9,826,752

		$17,908,622

Network & Telecom – 3.8%
F5 Networks, Inc. (a)	45,442	$6,132,852
Qualcomm, Inc.	247,887	16,861,274

		$22,994,126

Oil Services – 3.8%
Cameron International Corp. (a)	116,110	$6,134,091
Core Laboratories N.V.	13,850	1,822,245
Dresser-Rand Group, Inc. (a)	77,720	3,605,431
Ensco International PLC, ADR	78,860	4,174,060
FMC Technologies, Inc. (a)	45,230	2,280,497
National Oilwell Varco, Inc.	15,060	1,196,818
Oceaneering International, Inc.	48,150	2,594,804
Schlumberger Ltd.	16,659	1,164,964

		$22,972,910

Other Banks & Diversified Financials – 3.3%
MasterCard, Inc., “A”	22,975	$9,661,907
Visa, Inc., “A”	85,973	10,144,814

		$19,806,721

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 2.4%
Abbott Laboratories	88,200	$5,405,778
Allergan, Inc.	81,851	7,811,041
Teva Pharmaceutical Industries Ltd., ADR	24,960	1,124,698

		$14,341,517

Pollution Control – 0.4%
Stericycle, Inc. (a)	28,400	$2,375,376

Railroad & Shipping – 1.4%
Kansas City Southern Co.	59,640	$4,275,592
Union Pacific Corp.	38,401	4,127,339

		$8,402,931

Restaurants – 1.5%
Starbucks Corp.	142,560	$7,967,678
YUM! Brands, Inc.	17,000	1,210,060

		$9,177,738

Specialty Chemicals – 1.8%
Airgas, Inc.	52,200	$4,644,234
Albemarle Corp.	20,800	1,329,536
Praxair, Inc.	43,899	5,032,581

		$11,006,351

Specialty Stores – 4.0%
Amazon.com, Inc. (a)	9,602	$1,944,501
PetSmart, Inc.	72,670	4,158,177
Ross Stores, Inc.	151,248	8,787,509
Tiffany & Co.	42,760	2,955,999
Tractor Supply Co.	33,290	3,014,742
Urban Outfitters, Inc. (a)	113,882	3,315,105

		$24,176,033

Telecommunications – Wireless – 2.1%
American Tower Corp., REIT	198,003	$12,478,149

Tobacco – 1.2%
Philip Morris International, Inc.	80,030	$7,091,458

Trucking – 0.8%
Expeditors International of Washington, Inc.	104,386	$4,854,993

Total Common Stocks		$583,411,526

MONEY MARKET FUNDS – 2.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	15,133,294	$15,133,294

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	1,021,752	$1,021,752

Total Investments		$599,566,572

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(1,547,770)

Net Assets – 100.0%		$598,018,802

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$583,411,526	$—	$—	$583,411,526
Mutual Funds	16,155,046	—	—	16,155,046
Total Investments	$599,566,572	$—	$—	$599,566,572

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $2,547,291 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$473,559,234
Gross unrealized appreciation	$133,263,120
Gross unrealized depreciation	(7,255,782)
Net unrealized appreciation (depreciation)	$126,007,338

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,485,319	41,360,116	(39,712,141)	15,133,294

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,791	$15,133,294

5

MFS® Global Equity Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Aerospace – 3.5%
Honeywell International, Inc.	15,169	$926,131
United Technologies Corp.	7,960	660,202

		$1,586,333

Alcoholic Beverages – 6.7%
Carlsberg A.S., “B”	3,870	$319,754
Diageo PLC	43,057	1,034,767
Heineken N.V.	20,774	1,154,659
Pernod Ricard S.A.	5,335	557,839

		$3,067,019

Apparel Manufacturers – 4.0%
Burberry Group PLC	7,707	$184,540
Compagnie Financiere Richemont S.A.	8,297	520,228
LVMH Moet Hennessy Louis Vuitton S.A.	5,193	892,403
NIKE, Inc., “B”	2,280	247,243

		$1,844,414

Automotive – 0.6%
Delphi Automotive PLC (a)	6,010	$189,916
Harley-Davidson, Inc.	2,020	99,142

		$289,058

Broadcasting – 5.8%
Omnicom Group, Inc.	12,400	$628,060
Viacom, Inc., “B”	3,540	168,008
Walt Disney Co.	27,510	1,204,388
WPP Group PLC	46,370	633,773

		$2,634,229

Brokerage & Asset Managers – 0.7%
Deutsche Boerse AG	4,875	$328,210

Business Services – 3.9%
Accenture PLC, “A”	13,900	$896,550
Adecco S.A.	3,210	168,199
Brenntag AG	1,685	206,346
Compass Group PLC	50,100	525,285

		$1,796,380

Chemicals – 1.7%
3M Co.	8,860	$790,401

Computer Software – 3.5%
Autodesk, Inc. (a)	8,330	$352,526
Dassault Systems S.A.	3,881	357,098
Oracle Corp.	30,200	880,632

		$1,590,256

Computer Software – Systems – 1.0%
Canon, Inc.	9,800	$467,312

Conglomerates – 0.3%
Smiths Group PLC	6,575	$110,636

Construction – 0.9%
Sherwin-Williams Co.	3,710	$403,166

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 6.5%
Beiersdorf AG	2,710	$176,831
Colgate-Palmolive Co.	6,290	615,036
International Flavors & Fragrances, Inc.	3,630	212,718
Procter & Gamble Co.	5,963	400,773
Reckitt Benckiser Group PLC	19,587	1,106,869
Svenska Cellulosa Aktiebolaget	27,508	476,498

		$2,988,725

Electrical Equipment – 3.9%
Amphenol Corp., “A”	7,140	$426,758
Legrand S.A.	16,051	590,625
Rockwell Automation, Inc.	1,430	113,971
Schneider Electric S.A.	10,068	657,822

		$1,789,176

Electronics – 2.8%
Hoya Corp.	17,000	$382,388
Microchip Technology, Inc.	5,970	222,084
Samsung Electronics Co. Ltd.	595	669,542

		$1,274,014

Energy – Independent – 0.8%
INPEX Corp.	55	$373,508

Energy – Integrated – 0.3%
Royal Dutch Shell PLC, “A”	4,402	$154,112

Food & Beverages – 6.5%
Dr Pepper Snapple Group, Inc.	7,760	$312,030
Groupe Danone	12,370	862,838
J.M. Smucker Co.	4,835	393,376
Nestle S.A.	22,392	1,408,957

		$2,977,201

Food & Drug Stores – 2.1%
Lawson, Inc.	2,500	$157,638
Tesco PLC	45,351	239,379
Walgreen Co.	17,190	575,693

		$972,710

Gaming & Lodging – 0.5%
William Hill PLC	55,765	$233,159

General Merchandise – 1.2%
Target Corp.	9,390	$547,155

Insurance – 1.3%
AXA	15,882	$263,290
Swiss Re Ltd.	5,391	344,291

		$607,581

Major Banks – 6.9%
Bank of New York Mellon Corp.	28,780	$694,461
Erste Group Bank AG	8,885	204,885
Goldman Sachs Group, Inc.	3,960	492,505
Julius Baer Group Ltd.	9,610	387,934

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Standard Chartered PLC	22,761	$567,937
State Street Corp.	17,520	797,160

		$3,144,882

Medical Equipment – 7.3%
DENTSPLY International, Inc.	9,640	$386,853
Medtronic, Inc.	17,570	688,568
Sonova Holding AG	2,139	237,667
St. Jude Medical, Inc.	16,480	730,229
Thermo Fisher Scientific, Inc.	14,350	809,053
Waters Corp. (a)	5,490	508,703

		$3,361,073

Network & Telecom – 1.1%
Cisco Systems, Inc.	23,600	$499,140

Oil Services – 1.8%
National Oilwell Varco, Inc.	5,710	$453,774
Schlumberger Ltd.	5,010	350,349

		$804,123

Other Banks & Diversified Financials – 5.6%
Aeon Credit Service Co. Ltd.	9,100	$144,064
American Express Co.	8,270	478,502
Banco Santander Brasil S.A., ADR	22,810	209,168
Credicorp Ltd.	830	109,411
ICICI Bank Ltd.	10,764	187,613
Komercni Banka A.S.	1,227	244,336
UBS AG (a)	28,937	405,509
Visa, Inc., “A”	6,750	796,500

		$2,575,103

Pharmaceuticals – 4.3%
Bayer AG	10,895	$766,347
Johnson & Johnson	4,780	315,289
Merck KGaA	4,975	550,585
Roche Holding AG	1,882	327,531

		$1,959,752

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 1.9%
Canadian National Railway Co.	9,354	$742,988
Kuehne & Nagel, Inc. AG	950	128,498

		$871,486

Specialty Chemicals – 7.8%
Akzo Nobel N.V.	11,760	$694,344
L’Air Liquide S.A.	3,191	425,413
Linde AG	8,708	1,562,644
Praxair, Inc.	3,630	416,143
Shin-Etsu Chemical Co. Ltd.	7,900	460,066

		$3,558,610

Specialty Stores – 1.5%
Hennes & Mauritz AB, “B”	5,030	$182,016
Sally Beauty Holdings, Inc. (a)	10,150	251,720
Urban Outfitters, Inc. (a)	9,330	271,596

		$705,332

Trucking – 1.7%
United Parcel Service, Inc., “B”	9,430	$761,190

Utilities – Electric Power – 0.3%
Red Electrica de Espana	3,077	$150,568

Total Common Stocks		$45,216,014

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	508,318	$508,318

Total Investments		$45,724,332

OTHER ASSETS, LESS LIABILITIES – 0.2%		91,310

Net Assets – 100.0%		$45,815,642

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

3

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$20,777,775	$—	$—	$20,777,775
United Kingdom	4,826,261	—	—	4,826,261
France	4,607,329	—	—	4,607,329
Switzerland	3,928,814	—	—	3,928,814
Germany	3,590,963	—	—	3,590,963
Netherlands	2,003,116	—	—	2,003,116
Japan	—	1,984,976	—	1,984,976
Canada	742,988	—	—	742,988
South Korea	669,542	—	—	669,542
Other Countries	1,896,637	187,613	—	2,084,250
Mutual Funds	508,318	—	—	508,318
Total Investments	$43,551,743	$2,172,589	$—	$45,724,332

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $2,172,589 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $11,844,257 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$39,145,490
Gross unrealized appreciation	$9,026,989
Gross unrealized depreciation	(2,448,147)
Net unrealized appreciation (depreciation)	$6,578,842

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22	4,680,815	(4,172,519)	508,318

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$122	$508,318

4

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2012, are as follows:

United States	46.7%
United Kingdom	10.5%
France	10.0%
Swizerland	8.6%
Germany	7.8%
Netherlands	4.4%
Japan	4.3%
Canada	1.6%
South Korea	1.5%
Other Countries	4.6%

5

MFS® High Income Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 93.2%
Aerospace – 1.6%
BE Aerospace, Inc., 8.5%, 2018		$409,998	$453,050
Bombardier, Inc., 7.5%, 2018 (n)		1,370,000	1,507,000
Bombardier, Inc., 7.75%, 2020 (n)		550,000	613,250
CPI International, Inc., 8%, 2018		1,040,000	917,800
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015 (a)		884,000	114,920
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	386,000	329,477
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,090,000	1,167,663
Kratos Defense & Security Solutions, Inc., 10%, 2017		335,000	362,638

			$5,465,798

Apparel Manufacturers – 0.9%
Hanesbrands, Inc., 8%, 2016		$570,000	$627,000
Hanesbrands, Inc., 6.375%, 2020		535,000	549,713
Jones Group, Inc., 6.875%, 2019		610,000	597,038
Phillips-Van Heusen Corp., 7.375%, 2020		1,065,000	1,174,163

			$2,947,914

Asset-Backed & Securitized – 0.6%
Arbor Realty Mortgage Securities, CDO, FRN, 2.861%, 2038 (z)		$568,229	$142,057
Citigroup Commercial Mortgage Trust, FRN, 5.696%, 2049		985,952	315,969
Crest Ltd., CDO, 0.001%, 2040 (a)(p)		955,520	47,776
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)		1,146,724	22,934
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.859%, 2050 (z)		518,810	10,376
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		750,000	405,405
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		591,787	574,033
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.055%, 2051		750,000	303,525
Wachovia Bank Commercial Mortgage Trust, FRN, 5.745%, 2047		579,683	101,927

			$1,924,002

Automotive – 3.4%
Accuride Corp., 9.5%, 2018		$1,415,000	$1,485,750
Allison Transmission, Inc., 7.125%, 2019 (n)		900,000	931,500
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021		700,000	707,000
Ford Motor Co., 7.45%, 2031		655,000	800,738
Ford Motor Credit Co. LLC, 12%, 2015		2,426,000	2,996,067
General Motors Financial Co., Inc., 6.75%, 2018		905,000	966,595
Goodyear Tire & Rubber Co., 7%, 2022		425,000	413,313

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
IDQ Holdings, Inc., 11.5%, 2017 (z)	$360,000	$369,000
Jaguar Land Rover PLC, 7.75%, 2018 (n)	200,000	205,000
Jaguar Land Rover PLC, 8.125%, 2021 (n)	1,640,000	1,681,000
Lear Corp., 8.125%, 2020	625,000	696,875

		$11,252,838

Basic Industry – 0.4%
Trimas Corp., 9.75%, 2017	$1,050,000	$1,160,250

Broadcasting – 5.7%
Allbritton Communications Co., 8%, 2018	$755,000	$805,963
AMC Networks, Inc., 7.75%, 2021 (n)	631,000	703,565
Clear Channel Communications, Inc., 9%, 2021	763,000	686,700
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (z)	535,000	524,300
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (z)	50,000	48,250
Gray Television, Inc., 10.5%, 2015	77,000	80,080
Hughes Network Systems LLC, 7.625%, 2021	645,000	691,763
Inmarsat Finance PLC, 7.375%, 2017 (n)	860,000	918,050
Intelsat Bermuda Ltd., 11.25%, 2017	1,735,000	1,804,400
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	1,360,000	1,414,400
Intelsat Jackson Holdings Ltd., 11.25%, 2016	1,335,000	1,405,088
LBI Media, Inc., 8.5%, 2017 (z)	645,000	195,113
Liberty Media Corp., 8.5%, 2029	1,215,000	1,233,225
Liberty Media Corp., 8.25%, 2030	160,000	161,600
LIN Television Corp., 8.375%, 2018	290,000	303,413
Local TV Finance LLC, 9.25%, 2015 (p)(z)	1,157,946	1,181,105
Newport Television LLC, 13%, 2017 (n)(p)	542,770	548,198
Nexstar Broadcasting Group, Inc., 8.875%, 2017	430,000	461,175
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	585,000	650,813
Sinclair Broadcast Group, Inc., 8.375%, 2018	175,000	189,000
SIRIUS XM Radio, Inc., 13%, 2014 (n)	300,000	339,375
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,095,000	1,242,825
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	835,000	901,800
Townsquare Radio LLC, 9%, 2019 (z)	410,000	405,900
Univision Communications, Inc., 6.875%, 2019 (n)	595,000	603,181
Univision Communications, Inc., 7.875%, 2020 (n)	820,000	861,000
Univision Communications, Inc., 8.5%, 2021 (n)	675,000	668,250

		$19,028,532

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Brokerage & Asset Managers – 0.5%
E*TRADE Financial Corp., 12.5%, 2017		$1,400,000	$1,629,250

Building – 2.2%
Building Materials Holding Corp., 6.875%, 2018 (n)		$815,000	$856,769
Building Materials Holding Corp., 7%, 2020 (n)		480,000	510,000
Building Materials Holding Corp., 6.75%, 2021 (n)		445,000	472,256
CEMEX S.A., 9.25%, 2020		2,130,000	1,954,275
Masonite International Corp., 8.25%, 2021 (n)		960,000	998,400
Nortek, Inc., 10%, 2018		320,000	339,200
Nortek, Inc., 8.5%, 2021		1,300,000	1,287,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)		391,000	414,460
USG Corp., 7.875%, 2020 (z)		325,000	325,406

			$7,157,766

Business Services – 1.5%
Ceridian Corp., 12.25%, 2015 (p)		$870,000	$785,175
Fidelity National Information Services, Inc., 7.625%, 2017		425,000	465,375
Fidelity National Information Services, Inc., 5%, 2022 (z)		415,000	408,775
iGate Corp., 9%, 2016		917,000	996,091
Iron Mountain, Inc., 8.375%, 2021		1,170,000	1,272,375
SunGard Data Systems, Inc., 10.25%, 2015		595,000	618,056
SunGard Data Systems, Inc., 7.375%, 2018		315,000	334,688

			$4,880,535

Cable TV – 3.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$270,000	$278,100
CCH II LLC, 13.5%, 2016		1,120,000	1,276,800
CCO Holdings LLC, 7.875%, 2018		1,135,000	1,225,800
CCO Holdings LLC, 8.125%, 2020		1,640,000	1,820,400
Cequel Communications Holdings, 8.625%, 2017 (n)		585,000	628,144
DISH DBS Corp., 6.75%, 2021		530,000	571,075
EchoStar Corp., 7.125%, 2016		825,000	912,656
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	270,000	365,500
UPC Holding B.V., 9.875%, 2018 (z)		$685,000	756,925
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,472,000	1,501,440
Videotron Ltee, 5%, 2022 (z)		530,000	524,700
Virgin Media Finance PLC, 9.5%, 2016		170,000	191,675
Virgin Media Finance PLC, 8.375%, 2019		120,000	134,400
Virgin Media Finance PLC, 5.25%, 2022		1,020,000	1,011,075
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	700,000	1,005,943

			$12,204,633

Chemicals – 3.3%
Celanese U.S. Holdings LLC, 6.625%, 2018		$835,000	$889,275

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018	$1,350,000	$1,397,250
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020	270,000	251,100
Huntsman International LLC, 8.625%, 2021	730,000	819,425
INEOS Finance PLC, 8.375%, 2019 (z)	660,000	697,950
INEOS Group Holdings PLC, 8.5%, 2016 (n)	880,000	831,600
Lyondell Chemical Co., 8%, 2017	158,000	177,355
Lyondell Chemical Co., 11%, 2018	880,787	973,270
LyondellBasell Industries N.V., 5%, 2019 (z)	455,000	455,000
LyondellBasell Industries N.V., 6%, 2021 (n)	1,055,000	1,107,750
Momentive Performance Materials, Inc., 12.5%, 2014	1,505,000	1,606,588
Momentive Performance Materials, Inc., 11.5%, 2016	907,000	752,810
Polypore International, Inc., 7.5%, 2017	975,000	1,028,625

		$10,987,998

Computer Software – 0.9%
Lawson Software, Inc., 11.5%, 2018 (n)	$1,100,000	$1,215,500
Lawson Software, Inc., 9.375%, 2019 (z)	125,000	129,375
Syniverse Holdings, Inc., 9.125%, 2019	1,075,000	1,185,188
TransUnion Holding Co., Inc., 9.625%, 2018 (p)(z)	330,000	347,325
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	195,000	228,638

		$3,106,026

Computer Software – Systems – 1.1%
Audatex North America, Inc., 6.75%, 2018 (n)	$615,000	$645,750
CDW LLC/CDW Finance Corp., 12.535%, 2017	465,000	505,106
CDW LLC/CDW Finance Corp., 8.5%, 2019	1,045,000	1,110,313
CDW LLC/CDW Finance Corp., 8.5%, 2019 (z)	250,000	265,625
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	1,145,000	1,259,500

		$3,786,294

Conglomerates – 1.7%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,625,000	$1,738,750
Dynacast International LLC, 9.25%, 2019 (z)	745,000	778,525
Griffon Corp., 7.125%, 2018	1,280,000	1,323,200
Tomkins LLC/Tomkins, Inc., 9%, 2018	1,593,000	1,764,248

		$5,604,723

Consumer Products – 1.2%
Easton-Bell Sports, Inc., 9.75%, 2016	$890,000	$984,563
Elizabeth Arden, Inc., 7.375%, 2021	910,000	987,350
Jarden Corp., 7.5%, 2020	1,095,000	1,188,075
Libbey Glass, Inc., 10%, 2015	805,000	860,344

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Consumer Products – continued
Prestige Brands, Inc., 8.125%, 2020 (z)	$95,000	$102,956

		$4,123,288

Consumer Services – 0.9%
Realogy Corp., 11.5%, 2017	$845,000	$796,413
Service Corp. International, 6.75%, 2015	565,000	617,263
Service Corp. International, 7%, 2017	1,015,000	1,134,263
Service Corp. International, 7%, 2019	445,000	481,713

		$3,029,652

Containers – 1.9%
Ardagh Packaging Finance PLC, 9.125%, 2020 (z)	$690,000	$722,775
Ball Corp., 5%, 2022	521,000	522,303
Exopack Holding Corp., 10%, 2018	545,000	572,250
Greif, Inc., 6.75%, 2017	1,070,000	1,150,250
Greif, Inc., 7.75%, 2019	310,000	350,300
Reynolds Group, 8.75%, 2016 (n)	470,000	497,025
Reynolds Group, 7.125%, 2019 (n)	1,195,000	1,245,788
Reynolds Group, 9.875%, 2019 (z)	330,000	337,425
Reynolds Group, 8.25%, 2021 (n)	615,000	578,100
Sealed Air Corp., 8.125%, 2019 (n)	165,000	182,119
Sealed Air Corp., 8.375%, 2021 (n)	165,000	185,419

		$6,343,754

Defense Electronics – 0.6%
Ducommun, Inc., 9.75%, 2018	$845,000	$895,700
ManTech International Corp., 7.25%, 2018	720,000	766,800
MOOG, Inc., 7.25%, 2018	300,000	321,750

		$1,984,250

Electrical Equipment – 0.1%
Avaya, Inc., 9.75%, 2015	$360,000	$354,600

Electronics – 0.9%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,170,000	$1,281,150
Freescale Semiconductor, Inc., 8.05%, 2020	480,000	482,400
NXP B.V., 9.75%, 2018 (n)	108,000	122,040
Sensata Technologies B.V., 6.5%, 2019 (n)	960,000	1,004,400

		$2,889,990

Energy – Independent – 8.4%
ATP Oil & Gas Corp., 11.875%, 2015	$605,000	$441,650
Bill Barrett Corp., 9.875%, 2016	915,000	1,006,500
BreitBurn Energy Partners LP, 8.625%, 2020	445,000	472,813
BreitBurn Energy Partners LP, 7.875%, 2022 (z)	515,000	525,300
Carrizo Oil & Gas, Inc., 8.625%, 2018	590,000	620,975
Chaparral Energy, Inc., 8.875%, 2017	1,465,000	1,530,925
Chesapeake Energy Corp., 6.875%, 2020	525,000	542,063
Concho Resources, Inc., 8.625%, 2017	625,000	684,375
Concho Resources, Inc., 6.5%, 2022	1,270,000	1,339,850
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	410,000	410,000

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Continental Resources, Inc., 8.25%, 2019	$925,000	$1,033,688
Denbury Resources, Inc., 8.25%, 2020	1,040,000	1,162,200
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,425,000	1,542,563
EXCO Resources, Inc., 7.5%, 2018	1,305,000	1,161,450
Harvest Operations Corp., 6.875%, 2017 (n)	1,600,000	1,696,000
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	350,000	378,000
Laredo Petroleum, Inc., 9.5%, 2019	615,000	684,188
LINN Energy LLC, 6.5%, 2019 (n)	445,000	436,100
LINN Energy LLC, 8.625%, 2020	535,000	576,463
LINN Energy LLC, 7.75%, 2021	546,000	566,475
Newfield Exploration Co., 6.625%, 2014	150,000	151,875
Newfield Exploration Co., 6.625%, 2016	855,000	874,238
Newfield Exploration Co., 6.875%, 2020	650,000	680,875
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	1,954,000	2,030,206
Pioneer Natural Resources Co., 7.5%, 2020	605,000	739,982
Plains Exploration & Production Co., 8.625%, 2019	675,000	757,688
QEP Resources, Inc., 6.875%, 2021	1,265,000	1,397,825
Range Resources Corp., 8%, 2019	1,045,000	1,146,888
SandRidge Energy, Inc., 8%, 2018 (n)	1,595,000	1,626,900
SM Energy Co., 6.5%, 2021	890,000	947,850
Swift Energy Co., 7.875%, 2022 (n)	445,000	458,350
Whiting Petroleum Corp., 6.5%, 2018	245,000	260,925

		$27,885,180

Energy – Integrated – 0.1%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$405,000	$443,273

Engineering – Construction – 0.3%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$800,000	$824,000

Entertainment – 1.2%
AMC Entertainment, Inc., 8.75%, 2019	$795,000	$832,763
AMC Entertainment, Inc., 9.75%, 2020	1,020,000	961,350
Cedar Fair LP, 9.125%, 2018	595,000	667,888
Cinemark USA, Inc., 8.625%, 2019	1,055,000	1,171,050
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	450,000	493,875

		$4,126,926

Financial Institutions – 4.5%
Ally Financial, Inc., 5.5%, 2017	$1,295,000	$1,296,540
CIT Group, Inc., 5.25%, 2014 (n)	795,000	811,894
CIT Group, Inc., 5.25%, 2018	680,000	693,600
CIT Group, Inc., 6.625%, 2018 (n)	1,189,000	1,288,579
CIT Group, Inc., 5.5%, 2019 (z)	1,086,000	1,107,720
Credit Acceptance Corp., 9.125%, 2017	625,000	675,000
GMAC, Inc., 8%, 2031	175,000	192,938
Icahn Enterprises LP, 8%, 2018 (z)	926,000	963,040
International Lease Finance Corp., 4.875%, 2015	415,000	410,769

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Financial Institutions – continued
International Lease Finance Corp., 8.625%, 2015		$420,000	$462,000
International Lease Finance Corp., 8.75%, 2017		745,000	828,813
International Lease Finance Corp., 7.125%, 2018 (n)		928,000	1,011,520
Nationstar Mortgage LLC, 10.875%, 2015		1,620,000	1,705,050
PHH Corp., 9.25%, 2016		865,000	879,056
SLM Corp., 8.45%, 2018		295,000	328,925
SLM Corp., 8%, 2020		1,805,000	1,949,400
SLM Corp., 7.25%, 2022		210,000	219,413

			$14,824,257

Food & Beverages – 1.6%
ARAMARK Corp., 8.5%, 2015		$355,000	$363,879
B&G Foods, Inc., 7.625%, 2018		1,365,000	1,465,669
Constellation Brands, Inc., 7.25%, 2016		240,000	271,800
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (z)		520,000	534,300
Pinnacle Foods Finance LLC, 9.25%, 2015		1,195,000	1,227,863
Pinnacle Foods Finance LLC, 10.625%, 2017		375,000	395,625
Pinnacle Foods Finance LLC, 8.25%, 2017		275,000	298,375
TreeHouse Foods, Inc., 7.75%, 2018		850,000	921,188

			$5,478,699

Forest & Paper Products – 1.9%
Boise, Inc., 8%, 2020		$1,065,000	$1,171,500
Cascades, Inc., 7.75%, 2017		695,000	695,000
Georgia-Pacific Corp., 8%, 2024		590,000	751,065
Graphic Packaging Holding Co., 7.875%, 2018		710,000	786,325
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		200,000	158,500
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	715,000	1,029,902
Tembec Industries, Inc., 11.25%, 2018		$880,000	932,800
Xerium Technologies, Inc., 8.875%, 2018		735,000	637,613

			$6,162,705

Gaming & Lodging – 4.8%
Boyd Gaming Corp., 7.125%, 2016		$805,000	$776,825
Caesars Operating Escrow LLC, 8.5%, 2020 (z)		250,000	254,375
Firekeepers Development Authority, 13.875%, 2015 (n)		925,000	1,029,063
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		1,190,000	744
GWR Operating Partnership LLP, 10.875%, 2017		470,000	514,063
Harrah’s Operating Co., Inc., 11.25%, 2017		1,945,000	2,120,050
Harrah’s Operating Co., Inc., 10%, 2018		461,000	348,055
Harrah’s Operating Co., Inc., 10%, 2018		427,000	329,858

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – continued
Host Hotels & Resorts, Inc., 6.75%, 2016	$920,000	$947,600
MGM Mirage, 10.375%, 2014	670,000	759,613
MGM Mirage, 6.625%, 2015	360,000	369,900
MGM Mirage, 7.5%, 2016	180,000	185,400
MGM Resorts International, 11.375%, 2018	1,100,000	1,307,625
MGM Resorts International, 9%, 2020	1,020,000	1,134,750
Penn National Gaming, Inc., 8.75%, 2019	1,450,000	1,627,625
Pinnacle Entertainment, Inc., 8.75%, 2020	700,000	764,750
Pinnacle Entertainment, Inc., 7.75%, 2022	340,000	356,150
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)	1,180,000	1,197,700
Wyndham Worldwide Corp., 7.375%, 2020	535,000	643,558
Wynn Las Vegas LLC, 7.75%, 2020	1,135,000	1,247,081

		$15,914,785

Industrial – 1.4%
Altra Holdings, Inc., 8.125%, 2016	$710,000	$763,250
Dematic S.A., 8.75%, 2016 (z)	1,450,000	1,508,000
Hillman Group, Inc., 10.875%, 2018	565,000	591,838
Hyva Global B.V., 8.625%, 2016 (n)	695,000	595,963
Mueller Water Products, Inc., 8.75%, 2020	866,000	969,920
Rexel S.A., 6.125%, 2019 (z)	345,000	349,313

		$4,778,284

Insurance – 0.9%
American International Group, Inc., 8.25%, 2018	$890,000	$1,068,366
American International Group, Inc., 8.175% to 2038, FRN to 2068	1,180,000	1,249,030
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	500,000	602,500

		$2,919,896

Insurance – Health – 0.3%
AMERIGROUP Corp., 7.5%, 2019	$805,000	$881,475

Insurance – Property & Casualty – 1.0%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$1,075,000	$1,437,813
USI Holdings Corp., 9.75%, 2015 (z)	780,000	783,900
XL Group PLC, 6.5% to 2017, FRN to 2049	1,415,000	1,192,138

		$3,413,851

Machinery & Tools – 1.6%
Case Corp., 7.25%, 2016	$545,000	$598,138
Case New Holland, Inc., 7.875%, 2017	1,890,000	2,197,125
CNH Capital LLC, 6.25%, 2016 (n)	255,000	273,488
Rental Service Corp., 9.5%, 2014	175,000	179,813
RSC Equipment Rental, Inc., 8.25%, 2021	930,000	990,450

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Machinery & Tools – continued
UR Financing Escrow Corp., 5.75%, 2018 (z)	$455,000	$465,806
UR Financing Escrow Corp., 7.625%, 2022 (z)	454,000	466,485

		$5,171,305

Major Banks – 0.8%
Bank of America Corp., 5.65%, 2018	$930,000	$992,777
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	530,000	431,950
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	1,580,000	1,339,050

		$2,763,777

Medical & Health Technology & Services – 4.9%
Biomet, Inc., 10%, 2017	$835,000	$898,669
Biomet, Inc., 10.375%, 2017 (p)	375,000	404,063
Biomet, Inc., 11.625%, 2017	605,000	654,156
Davita, Inc., 6.375%, 2018	1,215,000	1,272,713
Davita, Inc., 6.625%, 2020	770,000	804,650
Emdeon, Inc., 11%, 2019 (n)	435,000	491,550
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	865,000	996,913
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (z)	325,000	334,750
HCA, Inc., 8.5%, 2019	2,595,000	2,883,694
HCA, Inc., 7.5%, 2022	620,000	660,300
HCA, Inc., 5.875%, 2022	435,000	435,544
HealthSouth Corp., 8.125%, 2020	1,385,000	1,516,575
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	255,000	247,988
Physio-Control International, Inc., 9.875%, 2019 (z)	595,000	624,750
Teleflex, Inc., 6.875%, 2019	545,000	587,238
Tenet Healthcare Corp., 9.25%, 2015	575,000	638,250
Universal Health Services, Inc., 7%, 2018	715,000	765,050
Universal Hospital Services, Inc., 8.5%, 2015 (p)	980,000	1,003,275
Universal Hospital Services, Inc., FRN, 4.12%, 2015	310,000	292,950
USPI Finance Corp., 9%, 2020 (z)	290,000	298,700
Vanguard Health Systems, Inc., 0%, 2016	4,000	2,640
Vanguard Health Systems, Inc., 8%, 2018	535,000	545,700

		$16,360,118

Metals & Mining – 2.2%
Arch Coal, Inc., 7.25%, 2020	$385,000	$357,088
Cloud Peak Energy, Inc., 8.25%, 2017	1,505,000	1,535,100
Cloud Peak Energy, Inc., 8.5%, 2019	1,340,000	1,396,950
Consol Energy, Inc., 8%, 2017	595,000	620,288
Consol Energy, Inc., 8.25%, 2020	510,000	532,950
FMG Resources, 6%, 2017 (z)	390,000	386,100
Fortescue Metals Group Ltd., 6.875%, 2018 (n)	260,000	260,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	1,200,000	1,260,000

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Peabody Energy Corp., 6%, 2018 (n)	$420,000	$411,600
Peabody Energy Corp., 6.25%, 2021 (n)	420,000	411,600

		$7,171,676

Natural Gas – Distribution – 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$850,000	$862,750
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	540,000	487,350

		$1,350,100

Natural Gas – Pipeline – 2.6%
Atlas Pipeline Partners LP, 8.75%, 2018	$1,460,000	$1,554,900
Crosstex Energy, Inc., 8.875%, 2018	1,435,000	1,524,688
El Paso Corp., 7%, 2017	985,000	1,096,841
El Paso Corp., 7.75%, 2032	1,415,000	1,611,321
Energy Transfer Equity LP, 7.5%, 2020	1,150,000	1,276,500
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	750,000	817,500
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	391,000	420,325
Rockies Express Pipeline, 5.625%, 2020 (n)	461,000	391,850

		$8,693,925

Network & Telecom – 1.8%
Cincinnati Bell, Inc., 8.25%, 2017	$315,000	$321,694
Cincinnati Bell, Inc., 8.75%, 2018	530,000	494,888
Citizens Communications Co., 9%, 2031	650,000	630,500
Eileme 2 AB, 11.625%, 2020 (n)	686,000	715,155
Frontier Communications Corp., 8.125%, 2018	190,000	200,925
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,445,000	1,542,538
Windstream Corp., 8.125%, 2018	215,000	230,050
Windstream Corp., 7.75%, 2020	1,420,000	1,519,400
Windstream Corp., 7.75%, 2021	440,000	470,800

		$6,125,950

Oil Services – 1.0%
Chesapeake Energy Corp., 6.625%, 2019 (n)	$325,000	$322,563
Dresser-Rand Group, Inc., 6.5%, 2021	180,000	188,100
Edgen Murray Corp., 12.25%, 2015	645,000	657,900
Pioneer Drilling Co., 9.875%, 2018 (n)	80,000	84,800
Pioneer Drilling Co., 9.875%, 2018	1,375,000	1,457,500
Unit Corp., 6.625%, 2021	640,000	654,400

		$3,365,263

Other Banks & Diversified Financials – 1.3%
Capital One Financial Corp., 10.25%, 2039	$845,000	$868,238
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	710,000	751,904
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	900,000	810,000
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,965,000	1,984,650

		$4,414,792

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Pharmaceuticals – 0.6%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	385,000	$555,836
Endo Pharmaceuticals Holdings, Inc., 7%, 2019		$375,000	400,313
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (z)		345,000	351,038
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		670,000	666,650

			$1,973,837

Printing & Publishing – 0.5%
American Media, Inc., 13.5%, 2018 (z)		$94,618	$71,437
Nielsen Finance LLC, 11.5%, 2016		501,000	577,403
Nielsen Finance LLC, 7.75%, 2018		885,000	975,713

			$1,624,553

Railroad & Shipping – 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$455,000	$489,694

Real Estate – 1.0%
CB Richard Ellis Group, Inc., 11.625%, 2017		$335,000	$380,225
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		465,000	418,500
Entertainment Properties Trust, REIT, 7.75%, 2020		1,015,000	1,067,267
Kennedy Wilson, Inc., 8.75%, 2019		390,000	406,575
MPT Operating Partnership LP, REIT, 6.875%, 2021		780,000	815,100
MPT Operating Partnership LP, REIT, 6.375%, 2022		275,000	279,125

			$3,366,792

Retailers – 2.2%
Academy Ltd., 9.25%, 2019 (n)		$665,000	$682,456
Burlington Coat Factory Warehouse Corp., 10%, 2019		915,000	951,600
J. Crew Group, Inc., 8.125%, 2019		750,000	763,125
Limited Brands, Inc., 6.9%, 2017		760,000	845,500
Limited Brands, Inc., 7%, 2020		300,000	334,500
Limited Brands, Inc., 6.95%, 2033		415,000	398,400
QVC, Inc., 7.375%, 2020 (n)		705,000	775,500
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)		420,000	447,300
Toys “R” Us Property Co. II LLC, 8.5%, 2017		355,000	370,531
Toys “R” Us, Inc., 10.75%, 2017		1,060,000	1,160,700
Yankee Acquisition Corp., 8.5%, 2015		6,000	6,150
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)		445,000	453,344

			$7,189,106

Specialty Chemicals – 0.1%
Koppers, Inc., 7.875%, 2019		$355,000	$378,963

Specialty Stores – 0.5%
Michaels Stores, Inc., 11.375%, 2016		$735,000	$780,982

Issuer	Shares/Par	Value ($)

BONDS – continued
Specialty Stores – continued
Michaels Stores, Inc., 7.75%, 2018	$785,000	$836,025

		$1,617,007

Telecommunications – Wireless – 3.9%
Clearwire Corp., 12%, 2015 (n)	$1,140,000	$1,122,900
Cricket Communications, Inc., 7.75%, 2016	275,000	290,125
Cricket Communications, Inc., 7.75%, 2020	1,165,000	1,144,613
Crown Castle International Corp., 9%, 2015	915,000	1,006,500
Crown Castle International Corp., 7.125%, 2019	1,315,000	1,436,638
Digicel Group Ltd., 12%, 2014 (n)	200,000	223,500
Digicel Group Ltd., 8.25%, 2017 (n)	1,155,000	1,221,413
Digicel Group Ltd., 10.5%, 2018 (n)	930,000	1,027,650
MetroPCS Wireless, Inc., 7.875%, 2018	625,000	657,813
Sprint Capital Corp., 6.875%, 2028	735,000	562,275
Sprint Nextel Corp., 6%, 2016	1,050,000	937,125
Sprint Nextel Corp., 8.375%, 2017	825,000	796,125
Sprint Nextel Corp., 9%, 2018 (n)	440,000	482,900
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,295,000	1,275,575
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	960,000	904,800

		$13,089,952

Telephone Services – 0.6%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$470,000	$500,550
Level 3 Financing, Inc., 9.375%, 2019	815,000	890,388
Level 3 Financing, Inc., 8.625%, 2020 (z)	415,000	435,750
Sable International Finance Ltd., 8.75%, 2020 (z)	200,000	212,000

		$2,038,688

Transportation – 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$779,000	$681,625

Transportation – Services – 2.7%
ACL I Corp., 10.625%, 2016 (n)(p)	$1,033,986	$1,020,562
Aguila American Resources Ltd., 7.875%, 2018 (n)	655,000	684,475
Avis Budget Car Rental LLC, 8.25%, 2019 (z)	205,000	213,713
Avis Budget Car Rental LLC , 9.75%, 2020	365,000	398,763
CEVA Group PLC, 8.375%, 2017 (z)	1,000,000	990,000
Commercial Barge Line Co., 12.5%, 2017	1,890,000	2,123,888
Hertz Corp., 7.5%, 2018	740,000	785,325
Navios Maritime Acquisition Corp., 8.625%, 2017	1,065,000	958,500
Navios Maritime Holdings, Inc., 8.875%, 2017	650,000	666,250

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Transportation – Services – continued
Swift Services Holdings, Inc., 10%, 2018	$925,000	$1,007,094

		$8,848,570

Utilities – Electric Power – 4.7%
AES Corp., 8%, 2017	$890,000	$1,002,363
Atlantic Power Corp., 9%, 2018 (z)	565,000	570,650
Calpine Corp., 8%, 2016 (n)	805,000	875,438
Calpine Corp., 7.875%, 2020 (n)	1,210,000	1,315,875
Covanta Holding Corp., 7.25%, 2020	1,165,000	1,253,376
Covanta Holding Corp., 6.375%, 2022	275,000	279,396
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	670,000	743,700
Edison Mission Energy, 7%, 2017	915,000	576,450
EDP Finance B.V., 6%, 2018 (n)	1,660,000	1,467,083
Energy Future Holdings Corp., 10%, 2020	1,140,000	1,236,900
Energy Future Holdings Corp., 10%, 2020	2,310,000	2,517,900
Energy Future Holdings Corp., 11.75%, 2022 (z)	430,000	439,675
GenOn Energy, Inc., 9.5%, 2018	350,000	322,000
GenOn Energy, Inc., 9.875%, 2020	1,445,000	1,314,950
NRG Energy, Inc., 7.375%, 2017	590,000	613,600
NRG Energy, Inc., 8.25%, 2020	960,000	945,600
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	470,000	306,675

		$15,781,631

Total Bonds		$310,012,748

FLOATING RATE LOANS (g)(r) – 0.3%
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$564,811	$421,726

Financial Institutions – 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$452,233	$416,337

Utilities – Electric Power – 0.1%
Dynegy Holdings, Inc., CoalCo. Term Loan, 9.25%, 2016	$120,979	$123,474
Dynegy Holdings, Inc., GasCo. Term Loan, 9.25%, 2016	181,468	189,271

		$312,745

Total Floating Rate Loans		$1,150,808

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 0.2%
Automotive – 0.1%
Accuride Corp. (a)	24,851	$215,955

Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a)	115	$333,500

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	24,246	$134,565

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	2,579	$91,555

Total Common Stocks		$775,575

CONVERTIBLE PREFERRED STOCKS – 0.2%
Automotive – 0.2%
General Motors Co., 8.125%	$15,820	$662,067

Total Convertible Preferred Stocks		$662,067

PREFERRED STOCKS – 0.8%
Other Banks & Diversified Financials – 0.8%
Ally Financial, Inc., 7% (z)	511	$425,711
Ally Financial, Inc., “A”, 8.5%	64,517	1,400,019
GMAC Capital Trust I, 8.125%	28,350	655,169

Total Preferred Stocks		$2,480,899

	Strike Price	First Exercise

WARRANTS – 0.2%
Broadcasting – 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	209	$606,100

CONVERTIBLE BONDS – 0.3%
Network & Telecom – 0.3%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$960,000	$938,400

MONEY MARKET FUNDS – 2.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	6,851,972	$6,851,972

Total Investments		$323,478,569

OTHER ASSETS, LESS LIABILITIES – 2.7%		9,078,799

Net Assets – 100.0%		$332,557,368

7

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $73,300,341, representing 22.0% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock),	4/13/11-4/14/11	$479,063	$425,711
American Media, Inc., 13.5%, 2018	12/22/10	95,965	71,437
Arbor Realty Mortgage Securities, CDO, FRN, 2.861%, 2038	12/20/05	568,229	142,057
Ardagh Packaging Finance PLC, 9.125%, 2020	1/19/12-1/20/12	670,521	722,775
Atlantic Power Corp., 9%, 2018	10/26/11-3/02/12	561,784	570,650
Avis Budget Car Rental LLC, 8.25%, 2019	3/26/12	212,168	213,713
BreitBurn Energy Partners LP, 7.875%, 2022	1/10/12	510,704	525,300
CDW LLC/CDW Finance Corp., 8.5%, 2019	2/02/2012	260,795	265,625
CEVA Group PLC, 8.375%, 2017	1/27/12-3/28/12	991,552	990,000
CIT Group, Inc., 5.5%, 2019	2/02/2012	1,086,000	1,107,720
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	1,090,339	22,934
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.859%, 2050	4/12/06	519,032	10,376
Caesars Operating Escrow LLC, 8.5%, 2020	2/09/2012	250,000	254,375
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020	2/29/12-3/06/12	530,345	524,300
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	2/29/2012	50,000	48,250
Dematic S.A., 8.75%, 2016	4/19/11-1/24/12	1,461,650	1,508,000
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	752,917	778,525
Energy Future Holdings Corp., 11.75%, 2022	2/01/12-2/03/12	427,597	439,675
FMG Resources, 6%, 2017	3/14/2012	390,000	386,100
Fidelity National Information Services, Inc., 5%, 2022	3/05/2012	415,000	408,775
Fresenius Medical Care Capital Trust III, 5.625%, 2019	1/17/2012	325,000	334,750
G-Force LLC, CDO, “A2”, 4.83%, 2036	2/14/2011	576,052	574,033
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	547,391	329,477
IDQ Holdings, Inc., 11.5%, 2017	3/20/2012	352,815	369,000
INEOS Finance PLC, 8.375%, 2019	2/03/12-2/06/12	675,286	697,950
Icahn Enterprises LP, 8%, 2018	1/06/12-3/12/12	955,522	963,040
JBS USA LLC/JBS USA Finance, 8.25%, 2020	1/25/12-1/31/12	521,380	534,300
LBI Media, Inc., 8.5%, 2017	7/18/2007	638,229	195,113
Lawson Software, Inc., 9.375%, 2019	3/29/2012	125,000	129,375
Level 3 Financing, Inc., 8.625%, 2020	1/10/12-1/11/12	415,602	435,750
Local TV Finance LLC, 9.25%, 2015	11/28/07-2/16/11	1,141,741	1,181,105
LyondellBasell Industries N.V., 5%, 2019	3/26/2012	455,000	455,000
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11-8/15/11	165,109	158,500
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	604,602	624,750
Prestige Brands, Inc., 8.125%, 2020	1/24/12	95,000	102,956
Rexel S.A., 6.125%, 2019	3/21/12	345,000	349,313
Reynolds Group, 9.875%, 2019	2/09/2012	330,000	337,425
Sable International Finance Ltd., 8.75%, 2020	1/20/12	200,000	212,000
Townsquare Radio LLC, 9%, 2019	3/30/12	405,900	405,900
TransUnion Holding Co., Inc., 9.625%, 2018	3/02/2012	330,000	347,325
UPC Holding B.V., 9.875%, 2018	3/09/12-3/29/12	763,167	756,925
UR Financing Escrow Corp., 5.75%, 2018	2/24/12	455,000	465,806
UR Financing Escrow Corp., 7.625%, 2022	2/24/12	454,000	466,485
USG Corp., 7.875%, 2020	3/29/12	322,657	325,406
USI Holdings Corp., 9.75%, 2015	5/07/07-6/08/07	785,678	783,900
USPI Finance Corp., 9%, 2020	3/20/12	290,000	298,700
Valeant Pharmaceuticals International, Inc., 6.5%, 2016	2/28/12	353,904	351,038
Videotron Ltee, 5%, 2022	2/29/12-3/01/12	531,345	524,700
Total Restricted Securities			$22,126,320
% of Net assets			6.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

8

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 3/31/12

Forward Foreign Currency Exchange Contracts at 3/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
SELL	EUR	Barclays Bank PLC	1,448,176	4/12/12	$1,854,244	$1,931,506	$(77,262)
SELL	EUR	Credit Suisse Group	1,160,804	4/12/12	1,477,552	1,548,222	(70,670)

							$(147,932)

At March 31, 2012, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,933,210	$1,456,866	$134,565	$4,524,641
Corporate Bonds	—	258,093,936	—	258,093,936
Commercial Mortgage-Backed Securities	—	1,126,826	—	1,126,826
Asset-Backed Securities (including CDOs)	—	797,176	—	797,176
Foreign Bonds	—	50,933,210	—	50,933,210
Floating Rate Loans	—	1,150,808	—	1,150,808
Mutual Funds	6,851,972	—	—	6,851,972
Total Investments	$9,785,182	$313,558,822	$134,565	$323,478,569

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(147,932)	$—	$(147,932)

For further information regarding security characteristics, see the Portfolio of Investments.

10

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$288,285
Change in unrealized appreciation (depreciation)	(153,720)
Balance as of 3/31/12	$134,565

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2012 is $(153,720).

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$323,999,564
Gross unrealized appreciation	$12,187,750
Gross unrealized depreciation	(12,708,745)
Net unrealized appreciation (depreciation)	$(520,995)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,895,508	22,478,361	(26,521,897)	6,851,972

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,194	$6,851,972

11

MFS® Investors Growth Stock Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 3.9%
Precision Castparts Corp.	14,200	$2,455,175
United Technologies Corp.	142,630	11,829,732

		$14,284,907

Alcoholic Beverages – 0.8%
Diageo PLC	117,611	$2,826,487

Apparel Manufacturers – 2.4%
LVMH Moet Hennessy Louis Vuitton S.A.	22,074	$3,793,355
NIKE, Inc., “B”	46,580	5,051,135

		$8,844,490

Automotive – 1.6%
Johnson Controls, Inc.	186,060	$6,043,229

Broadcasting – 2.8%
Omnicom Group, Inc.	78,350	$3,968,428
Viacom, Inc., “B”	131,260	6,229,600

		$10,198,028

Brokerage & Asset Managers – 4.4%
Charles Schwab Corp.	272,350	$3,913,670
CME Group, Inc.	15,200	4,397,816
Franklin Resources, Inc.	65,230	8,090,477

		$16,401,963

Business Services – 7.3%
Accenture PLC, “A”	142,940	$9,219,630
Dun & Bradstreet Corp.	74,230	6,289,508
MSCI, Inc., “A” (a)	156,530	5,761,869
Verisk Analytics, Inc., “A” (a)	118,130	5,548,566

		$26,819,573

Cable TV – 1.1%
DIRECTV, “A” (a)	80,450	$3,969,403

Chemicals – 0.5%
Monsanto Co.	24,050	$1,918,228

Computer Software – 5.4%
Autodesk, Inc. (a)	88,440	$3,742,781
Check Point Software Technologies Ltd. (a)	59,590	3,804,226
Oracle Corp.	425,460	12,406,414

		$19,953,421

Computer Software – Systems – 7.3%
Apple, Inc. (a)	25,240	$15,130,623
EMC Corp. (a)	161,270	4,818,748
International Business Machines Corp.	34,540	7,206,771

		$27,156,142

Consumer Products – 6.5%
Church & Dwight Co., Inc.	46,400	$2,282,416
Colgate-Palmolive Co.	121,110	11,842,136
Procter & Gamble Co.	148,173	9,958,707

		$24,083,259

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 9.6%
Amphenol Corp., “A”	106,470	$6,363,712
Danaher Corp.	264,550	14,814,800
Mettler-Toledo International, Inc. (a)	10,230	1,889,993
Sensata Technologies Holding B.V. (a)	260,530	8,722,544
W.W. Grainger, Inc.	16,870	3,623,845

		$35,414,894

Electronics – 4.7%
ASML Holding N.V.	66,140	$3,316,260
Microchip Technology, Inc.	187,370	6,970,164
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	453,446	6,928,655

		$17,215,079

Energy – Independent – 1.3%
Occidental Petroleum Corp.	52,380	$4,988,147

Energy – Integrated – 1.8%
Chevron Corp.	21,640	$2,320,674
Exxon Mobil Corp.	49,520	4,294,870

		$6,615,544

Food & Beverages – 5.1%
Groupe Danone	98,570	$6,875,503
Mead Johnson Nutrition Co., “A”	28,870	2,381,198
PepsiCo, Inc.	142,420	9,449,567

		$18,706,268

Food & Drug Stores – 0.6%
CVS Caremark Corp.	52,993	$2,374,086

General Merchandise – 3.1%
Kohl’s Corp.	90,800	$4,542,724
Target Corp.	117,290	6,834,488

		$11,377,212

Internet – 4.9%
eBay, Inc. (a)	67,080	$2,474,581
Google, Inc., “A” (a)	24,370	15,627,019

		$18,101,600

Major Banks – 0.5%
Bank of New York Mellon Corp.	75,968	$1,833,108

Medical & Health Technology & Services – 1.6%
Medco Health Solutions, Inc. (a)	38,600	$2,713,580
Patterson Cos., Inc.	90,420	3,020,028

		$5,733,608

Medical Equipment – 6.9%
Becton, Dickinson & Co.	68,950	$5,353,968
DENTSPLY International, Inc.	112,470	4,513,421
St. Jude Medical, Inc.	75,830	3,360,027
Thermo Fisher Scientific, Inc.	160,270	9,036,023
Waters Corp. (a)	36,470	3,379,310

		$25,642,749

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 0.6%
Rio Tinto Ltd.	40,140	$2,212,469

Network & Telecom – 1.2%
Cisco Systems, Inc.	210,820	$4,458,843

Oil Services – 3.1%
National Oilwell Varco, Inc.	32,940	$2,617,742
Schlumberger Ltd.	125,390	8,768,523

		$11,386,265

Other Banks & Diversified Financials – 4.1%
MasterCard, Inc., “A”	11,480	$4,827,799
Visa, Inc., “A”	88,070	10,392,260

		$15,220,059

Pharmaceuticals – 1.9%
Abbott Laboratories	42,200	$2,586,438
Allergan, Inc.	21,730	2,073,694
Johnson & Johnson	37,590	2,479,436

		$7,139,568

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 0.5%
Kuehne & Nagel, Inc. AG	14,870	$2,011,329

Specialty Chemicals – 1.3%
Praxair, Inc.	43,480	$4,984,547

Specialty Stores – 0.7%
Industria de Diseno Textil S.A.	26,014	$2,491,785

Trucking – 1.6%
Expeditors International of Washington, Inc.	124,950	$5,811,425

Total Common Stocks		$366,217,715

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	3,915,006	$3,915,006

Total Investments		$370,132,721

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(625,043)

Net Assets – 100.0%		$369,507,678

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$366,217,715	$—	$—	$366,217,715
Mutual Funds	3,915,006	—	—	3,915,006
Total Investments	$370,132,721	$—	$—	$370,132,721

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $8,296,470 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price

3

Supplemental Information (unaudited) – continued

due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$306,803,462
Gross unrealized appreciation	$68,191,579
Gross unrealized depreciation	(4,862,320)
Net unrealized appreciation (depreciation)	$63,329,259

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,594,998	19,081,760	(18,761,752)	3,915,006

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$876	$3,915,006

4

MFS® Investors Trust Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Aerospace – 3.1%
Honeywell International, Inc.	131,100	$8,003,652
United Technologies Corp.	131,900	10,939,786

		$18,943,438

Alcoholic Beverages – 2.3%
Diageo PLC	238,934	$5,742,182
Heineken N.V.	151,684	8,430,890

		$14,173,072

Apparel Manufacturers – 2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	35,923	$6,173,267
NIKE, Inc., “B”	56,430	6,119,269
VF Corp.	29,040	4,239,259

		$16,531,795

Automotive – 0.6%
Bayerische Motoren Werke AG	43,969	$3,954,192

Biotechnology – 1.0%
Gilead Sciences, Inc. (a)	127,580	$6,232,283

Broadcasting – 3.4%
Viacom, Inc., “B”	156,930	$7,447,898
Walt Disney Co.	307,550	13,464,539

		$20,912,437

Brokerage & Asset Managers – 2.5%
Blackrock, Inc.	39,450	$8,083,305
Franklin Resources, Inc.	59,110	7,331,413

		$15,414,718

Business Services – 0.7%
Accenture PLC, “A”	69,900	$4,508,550

Cable TV – 1.1%
Comcast Corp., “A”	218,330	$6,552,083

Chemicals – 2.1%
3M Co.	102,510	$9,144,917
Celanese Corp.	89,020	4,110,944

		$13,255,861

Computer Software – 3.5%
Check Point Software Technologies Ltd. (a)	85,050	$5,429,592
Oracle Corp.	464,210	13,536,364
VeriSign, Inc.	70,800	2,714,472

		$21,680,428

Computer Software – Systems – 7.2%
Apple, Inc. (a)	46,560	$27,911,323
EMC Corp. (a)	411,860	12,306,377
International Business Machines Corp.	19,270	4,020,686

		$44,238,386

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – 1.8%
Sherwin-Williams Co.	53,210	$5,782,331
Stanley Black & Decker, Inc.	70,330	5,412,597

		$11,194,928

Consumer Products – 3.9%
Colgate-Palmolive Co.	52,650	$5,148,117
Procter & Gamble Co.	189,980	12,768,556
Reckitt Benckiser Group PLC	103,830	5,867,472

		$23,784,145

Electrical Equipment – 2.6%
Danaher Corp.	286,330	$16,034,480

Electronics – 2.6%
Altera Corp.	108,970	$4,339,185
ASML Holding N.V.	63,883	3,203,094
Microchip Technology, Inc.	235,700	8,768,040

		$16,310,319

Energy – Independent – 2.2%
EOG Resources, Inc.	51,250	$5,693,875
Occidental Petroleum Corp.	80,600	7,675,538

		$13,369,413

Energy – Integrated – 4.3%
Chevron Corp.	102,090	$10,948,132
Exxon Mobil Corp.	176,210	15,282,693

		$26,230,825

Engineering – Construction – 0.8%
Fluor Corp.	80,030	$4,805,001

Food & Beverages – 2.9%
General Mills, Inc.	142,390	$5,617,286
Groupe Danone	92,460	6,449,315
PepsiCo, Inc.	84,671	5,617,921

		$17,684,522

General Merchandise – 2.8%
Kohl’s Corp.	124,560	$6,231,737
Target Corp.	191,660	11,168,028

		$17,399,765

Insurance – 2.4%
ACE Ltd.	119,080	$8,716,656
Aon Corp.	122,510	6,010,341

		$14,726,997

Internet – 2.1%
Google, Inc., “A” (a)	20,140	$12,914,574

Major Banks – 8.2%
Bank of America Corp.	652,030	$6,239,927
Bank of New York Mellon Corp.	195,833	4,725,450
Goldman Sachs Group, Inc.	68,510	8,520,589
JPMorgan Chase & Co.	329,660	15,157,767
State Street Corp.	83,110	3,781,505

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – continued
Wells Fargo & Co.	360,180	$12,296,545

		$50,721,783

Medical & Health Technology & Services – 0.5%
VCA Antech, Inc. (a)	143,340	$3,326,921

Medical Equipment – 5.8%
Baxter International, Inc.	71,300	$4,262,314
Becton, Dickinson & Co.	32,250	2,504,213
Covidien PLC	134,590	7,359,381
Medtronic, Inc.	156,670	6,139,897
St. Jude Medical, Inc.	199,360	8,833,642
Thermo Fisher Scientific, Inc.	117,420	6,620,140

		$35,719,587

Network & Telecom – 1.4%
Cisco Systems, Inc.	418,352	$8,848,145

Oil Services – 3.0%
Cameron International Corp. (a)	103,510	$5,468,433
Dresser-Rand Group, Inc. (a)	76,170	3,533,526
National Oilwell Varco, Inc.	55,790	4,433,631
Schlumberger Ltd.	68,500	4,790,205

		$18,225,795

Other Banks & Diversified Financials – 4.3%
American Express Co.	176,380	$10,205,347
MasterCard, Inc., “A”	18,470	7,767,374
Visa, Inc., “A”	71,930	8,487,740

		$26,460,461

Pharmaceuticals – 4.3%
Johnson & Johnson	161,686	$10,664,809
Pfizer, Inc.	491,220	11,131,045
Teva Pharmaceutical Industries Ltd., ADR	100,030	4,507,352

		$26,303,206

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Railroad & Shipping – 1.3%
Canadian National Railway Co.	98,450	$7,819,884

Specialty Chemicals – 2.4%
Linde AG	48,209	$8,651,071
Praxair, Inc.	51,800	5,938,352

		$14,589,423

Specialty Stores – 0.6%
Hennes & Mauritz AB, “B”	110,220	$3,988,432

Telecommunications – Wireless – 1.2%
American Tower Corp., REIT	116,660	$7,351,913

Telephone Services – 1.1%
AT&T, Inc.	209,850	$6,553,616

Tobacco – 2.2%
Philip Morris International, Inc.	155,420	$13,771,766

Trucking – 1.1%
United Parcel Service, Inc., “B”	85,290	$6,884,609

Utilities – Electric Power – 3.0%
Alliant Energy Corp.	99,120	$4,293,878
American Electric Power Co., Inc.	123,630	4,769,645
Exelon Corp.	100,410	3,937,076
Wisconsin Energy Corp.	161,330	5,675,589

		$18,676,188

Total Common Stocks		$610,093,941

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	7,001,908	$7,001,908

Total Investments		$617,095,849

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(494,121)

Net Assets – 100.0%		$616,601,728

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$610,093,941	$—	$—	$610,093,941
Mutual Funds	7,001,908	—	—	7,001,908
Total Investments	$617,095,849	$—	$—	$617,095,849

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $28,414,253 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$506,705,090
Gross unrealized appreciation	$127,340,694
Gross unrealized depreciation	(16,949,935)
Net unrealized appreciation (depreciation)	$110,390,759

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,692,509	30,361,686	(27,052,287)	7,001,908

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,113	$7,001,908

4

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.4%
Aerospace – 2.0%
BE Aerospace, Inc. (a)	35,200	$1,635,744
TransDigm Group, Inc. (a)	7,510	869,358

		$2,505,102

Alcoholic Beverages – 0.9%
Beam, Inc.	14,300	$837,551
Tsingtao Brewery Co. Ltd., “H”	48,000	259,299

		$1,096,850

Apparel Manufacturers – 1.8%
Li & Fung Ltd.	284,000	$648,761
Polo Ralph Lauren Corp.	2,740	477,664
VF Corp.	7,540	1,100,689

		$2,227,114

Automotive – 1.8%
BorgWarner Transmission Systems, Inc. (a)	13,770	$1,161,362
Delphi Automotive PLC (a)	18,570	586,812
LKQ Corp. (a)	16,040	499,967

		$2,248,141

Biotechnology – 2.5%
Alexion Pharmaceuticals, Inc. (a)	27,620	$2,564,793
Dendreon Corp. (a)	25,150	267,973
Regeneron Pharmaceuticals, Inc. (a)	3,180	370,852

		$3,203,618

Broadcasting – 1.1%
Discovery Communications, Inc., “A” (a)	27,558	$1,394,435

Brokerage & Asset Managers – 2.4%
Affiliated Managers Group, Inc. (a)	14,870	$1,662,615
Evercore Partners, Inc.	15,160	440,701
IntercontinentalExchange, Inc. (a)	6,320	868,494

		$2,971,810

Business Services – 6.1%
Cognizant Technology Solutions Corp., “A” (a)	23,015	$1,771,004
Concur Technologies, Inc. (a)	13,830	793,565
FleetCor Technologies, Inc. (a)	24,150	936,296
Gartner, Inc. (a)	19,350	825,084
Jones Lang LaSalle, Inc.	15,120	1,259,647
Verisk Analytics, Inc., “A” (a)	44,690	2,099,089

		$7,684,685

Chemicals – 0.8%
Celanese Corp.	22,080	$1,019,654

Computer Software – 7.2%
Autodesk, Inc. (a)	28,800	$1,218,816
Check Point Software Technologies Ltd. (a)	29,370	1,874,981
Nuance Communications, Inc. (a)	37,650	963,087
Parametric Technology Corp. (a)	58,500	1,634,490
Red Hat, Inc. (a)	27,610	1,653,563
SolarWinds, Inc. (a)	14,930	577,045

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
TIBCO Software, Inc. (a)	35,710	$1,089,155

		$9,011,137

Computer Software – Systems – 3.8%
MICROS Systems, Inc. (a)	24,820	$1,372,298
NetApp, Inc. (a)	19,670	880,626
NICE Systems Ltd., ADR (a)	13,340	524,262
Qlik Technologies, Inc. (a)	25,190	806,080
Verifone Systems, Inc. (a)	23,960	1,242,805

		$4,826,071

Construction – 2.4%
NVR, Inc. (a)	1,190	$864,333
Sherwin-Williams Co.	5,060	549,870
Stanley Black & Decker, Inc.	20,788	1,599,844

		$3,014,047

Consumer Products – 0.3%
Chr. Hansen Holding A/S	15,231	$394,185

Consumer Services – 2.0%
Anhanguera Educacional Participacoes S.A.	28,300	$341,067
HomeAway, Inc. (a)	12,020	304,947
Priceline.com, Inc. (a)	1,379	989,433
Sotheby’s	23,580	927,637

		$2,563,084

Containers – 2.2%
Ball Corp.	36,690	$1,573,267
Silgan Holdings, Inc.	25,910	1,145,222

		$2,718,489

Electrical Equipment – 5.0%
AMETEK, Inc.	46,005	$2,231,703
Mettler-Toledo International, Inc. (a)	5,490	1,014,278
MSC Industrial Direct Co., Inc., “A”	18,740	1,560,667
Sensata Technologies Holding B.V. (a)	35,760	1,197,245
W.W. Grainger, Inc.	1,180	253,476

		$6,257,369

Electronics – 3.3%
Altera Corp.	28,930	$1,151,993
ARM Holdings PLC	56,216	532,312
Atmel Corp. (a)	59,340	585,092
Hittite Microwave Corp. (a)	10,710	581,660
Microchip Technology, Inc.	35,280	1,312,416

		$4,163,473

Energy – Independent – 5.0%
Cabot Oil & Gas Corp.	48,800	$1,521,096
Celtic Exploration Ltd. (a)	38,120	555,682
Concho Resources, Inc. (a)	11,540	1,178,003
EQT Corp.	13,950	672,530
Paramount Resources Ltd. (a)	12,570	361,303
Pioneer Natural Resources Co.	8,550	954,095

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
SM Energy Co.	15,130	$1,070,750

		$6,313,459

Engineering – Construction – 0.4%
Fluor Corp.	8,551	$513,402

Food & Beverages – 1.7%
Mead Johnson Nutrition Co., “A”	18,830	$1,553,098
Want Want China Holdings Ltd.	484,000	539,903

		$2,093,001

Furniture & Appliances – 0.5%
Tempur-Pedic International, Inc. (a)	7,440	$628,159

Gaming & Lodging – 1.1%
Ameristar Casinos, Inc.	4,310	$80,295
Royal Caribbean Cruises Ltd.	33,120	974,722
Sands China Ltd.	100,800	393,955

		$1,448,972

General Merchandise – 1.0%
Dollar General Corp. (a)	27,900	$1,288,980

Internet – 1.0%
LinkedIn Corp., “A” (a)	8,620	$879,154
Rackspace Hosting, Inc. (a)	7,690	444,405

		$1,323,559

Leisure & Toys – 0.9%
Brunswick Corp.	14,650	$377,238
Polaris Industries, Inc.	11,030	795,815

		$1,173,053

Machinery & Tools – 4.0%
Cummins, Inc.	7,180	$861,887
Flowserve Corp.	5,510	636,460
Gardner Denver, Inc.	6,280	395,766
Joy Global, Inc.	11,160	820,260
Polypore International, Inc. (a)(l)	17,030	598,775
United Rentals, Inc. (a)	12,200	523,258
WABCO Holdings, Inc. (a)	19,800	1,197,504

		$5,033,910

Major Banks – 0.3%
Morgan Stanley	18,830	$369,821

Medical & Health Technology & Services – 4.1%
Cerner Corp. (a)	19,230	$1,464,557
DaVita, Inc. (a)	11,140	1,004,494
Diagnosticos da America S.A.	27,200	208,755
IDEXX Laboratories, Inc. (a)	6,300	550,935
Patterson Cos., Inc.	30,540	1,020,036
SXC Health Solutions Corp. (a)	11,550	865,788

		$5,114,565

Medical Equipment – 7.0%
Cooper Cos., Inc.	12,020	$982,154
Covidien PLC	19,650	1,074,462
Edwards Lifesciences Corp. (a)	11,520	837,850
Endologix, Inc. (a)	39,660	581,019

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Gen-Probe, Inc. (a)	10,420	$691,992
Intuitive Surgical, Inc. (a)	2,183	1,182,640
Pall Corp.	20,510	1,223,011
Sirona Dental Systems, Inc. (a)	14,150	729,291
Thermo Fisher Scientific, Inc.	26,540	1,496,325

		$8,798,744

Network & Telecom – 2.7%
Acme Packet, Inc. (a)	18,760	$516,275
F5 Networks, Inc. (a)	9,740	1,314,510
Fortinet, Inc. (a)	54,740	1,513,561

		$3,344,346

Oil Services – 3.6%
Cameron International Corp. (a)	23,310	$1,231,467
Core Laboratories N.V.	3,390	446,022
Dresser-Rand Group, Inc. (a)	34,010	1,577,724
FMC Technologies, Inc. (a)	24,980	1,259,492

		$4,514,705

Other Banks & Diversified Financials – 1.8%
MasterCard, Inc., “A”	5,300	$2,228,862

Pharmaceuticals – 0.8%
Perrigo Co.	9,240	$954,584

Pollution Control – 0.9%
Stericycle, Inc. (a)	4,970	$415,691
Waste Connections, Inc.	22,430	729,648

		$1,145,339

Railroad & Shipping – 0.8%
Kansas City Southern Co. (a)	14,680	$1,052,409

Restaurants – 1.1%
Starbucks Corp.	25,360	$1,417,370

Specialty Chemicals – 2.4%
Airgas, Inc.	12,870	$1,145,044
Albemarle Corp.	11,050	706,316
Rockwood Holdings, Inc. (a)	21,740	1,133,741

		$2,985,101

Specialty Stores – 8.4%
American Eagle Outfitters, Inc.	43,340	$745,015
Francesca’s Holdings Corp. (a)	34,060	1,076,637
O’Reilly Automotive, Inc. (a)	7,560	690,606
PetSmart, Inc.	26,050	1,490,581
Ross Stores, Inc.	40,450	2,350,145
rue21, Inc. (a)	12,380	363,229
Tiffany & Co.	14,920	1,031,420
Tractor Supply Co.	15,160	1,372,890
Urban Outfitters, Inc. (a)	48,930	1,424,352

		$10,544,875

Telecommunications – Wireless – 1.8%
American Tower Corp., REIT	35,970	$2,266,829

Trucking – 0.9%
Expeditors International of Washington, Inc.	23,330	$1,085,078

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 0.6%
CMS Energy Corp.	32,480	$714,560

Total Common Stocks		$123,652,947

MONEY MARKET FUNDS – 1.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	1,806,422	$1,806,422

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 0.4%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	447,516	$447,516

Total Investments		$125,906,885

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(251,157)

Net Assets – 100.0%		$125,655,728

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$116,431,670	$—	$—	$116,431,670
Israel	2,399,243	—	—	2,399,243
United Kingdom	1,119,124	—	—	1,119,124
Hong Kong	393,955	648,761	—	1,042,716
Canada	916,985	—	—	916,985
China	259,299	539,903	—	799,202
Brazil	549,822	—	—	549,822
Denmark	394,185	—	—	394,185
Mutual Funds	2,253,938	—	—	2,253,938
Total Investments	$124,718,221	$1,188,664	$—	$125,906,885

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $1,188,664 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $532,312 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$104,256,510
Gross unrealized appreciation	$24,259,319
Gross unrealized depreciation	(2,608,944)
Net unrealized appreciation (depreciation)	$21,650,375

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,546,249	8,690,559	(9,430,386)	1,806,422

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$474	$1,806,422

5

MFS® New Discovery Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 0.5%
Kaman Corp.	104,448	$3,546,013

Airlines – 2.3%
Allegiant Travel Co. (a)	103,374	$5,633,883
Spirit Airlines, Inc. (a)	314,501	6,312,035
United Continental Holdings, Inc. (a)	282,424	6,072,116

		$18,018,034

Automotive – 0.5%
Delphi Automotive PLC (a)	124,160	$3,923,456

Biotechnology – 0.4%
Anacor Pharmaceuticals, Inc. (a)	419,662	$2,471,809
NewLink Genetics Corp. (a)	48,890	447,344

		$2,919,153

Business Services – 5.5%
Calix, Inc. (a)	775,243	$6,612,823
Constant Contact, Inc. (a)	171,958	5,122,629
FleetCor Technologies, Inc. (a)	249,696	9,680,714
Jones Lang LaSalle, Inc.	92,241	7,684,598
LPS Brasil – Consultoria de Imoveis S.A.	89,600	1,818,554
Multiplus S.A.	206,780	4,259,184
Vantiv, Inc. (a)	343,350	6,739,961

		$41,918,463

Computer Software – 5.4%
Ariba, Inc. (a)	124,224	$4,063,367
Check Point Software Technologies Ltd. (a)	97,318	6,212,781
NetSuite, Inc. (a)	73,637	3,703,205
Nuance Communications, Inc. (a)	403,533	10,322,374
Red Hat, Inc. (a)	124,051	7,429,414
SolarWinds, Inc. (a)	255,272	9,866,263

		$41,597,404

Computer Software – Systems – 7.6%
Active Network, Inc. (a)	139,040	$2,340,043
Aruba Networks, Inc. (a)	360,368	8,028,999
Demandware, Inc. (a)	47,260	1,408,348
ExactTarget, Inc. (a)	61,900	1,609,400
Fusion-io, Inc. (a)	140,345	3,987,201
National Instruments Corp.	297,760	8,492,115
PROS Holdings, Inc. (a)	251,132	4,696,168
Qlik Technologies, Inc. (a)	234,254	7,496,128
SciQuest, Inc. (a)	576,412	8,784,519
ServiceSource International, Inc. (a)	311,943	4,828,878
Tangoe, Inc. (a)	342,667	6,445,566

		$58,117,365

Construction – 4.9%
Beacon Roofing Supply, Inc. (a)	247,146	$6,366,481
Eagle Materials, Inc.	286,391	9,952,087
Lennar Corp., “A”	78,880	2,143,958
NVR, Inc. (a)	10,772	7,824,027

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – continued
Pulte Homes, Inc. (a)	1,246,727	$11,033,534

		$37,320,087

Consumer Products – 0.4%
L’Occitane International S.A.	1,424,750	$3,372,189

Consumer Services – 2.7%
HomeAway, Inc. (a)	700,571	$17,773,486
MakeMyTrip Ltd. (a)	140,517	3,227,675

		$21,001,161

Electrical Equipment – 1.7%
MSC Industrial Direct Co., Inc., “A”	68,990	$5,745,487
Sensata Technologies Holding B.V. (a)	211,356	7,076,199

		$12,821,686

Electronics – 5.8%
CEVA, Inc. (a)	270,351	$6,139,671
Entegris, Inc. (a)	481,721	4,499,274
Monolithic Power Systems, Inc. (a)	544,364	10,707,640
Stratasys, Inc. (a)	121,498	4,437,107
Ultratech, Inc. (a)	247,216	7,164,320
Universal Display Corp. (a)	47,690	1,742,116
Veeco Instruments, Inc. (a)	331,977	9,494,542

		$44,184,670

Energy – Independent – 6.0%
Cabot Oil & Gas Corp.	542,779	$16,918,421
Celtic Exploration Ltd. (a)	246,381	3,591,538
Pinecrest Energy, Inc. (a)	1,614,044	4,757,421
Range Resources Corp.	215,869	12,550,624
WPX Energy, Inc. (a)	439,260	7,911,073

		$45,729,077

Entertainment – 1.1%
Six Flags Entertainment Corp.	172,233	$8,055,337

Food & Beverages – 0.7%
Green Mountain Coffee Roasters, Inc. (a)	112,255	$5,258,024

Food & Drug Stores – 0.1%
Sun Art Retail Group Ltd. (a)	618,000	$839,436

Gaming & Lodging – 0.3%
Morgans Hotel Group Co. (a)	504,001	$2,494,805

Health Maintenance Organizations – 0.2%
OdontoPrev S.A.	111,600	$1,895,204

Insurance – 0.7%
Brazil Insurance Participacoes e Administracao S.A.	493,400	$5,270,646

Internet – 1.1%
LogMeIn, Inc. (a)	84,809	$2,987,821
Millennial Media, Inc. (a)	117,820	2,768,770
Zynga, Inc. (a)	216,760	2,850,394

		$8,606,985

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 8.0%
Allison Transmission Holdings, Inc. (a)	332,480	$7,939,622
Douglas Dynamics, Inc.	132,097	1,816,334
Finning International, Inc.	139,334	3,837,290
Herman Miller, Inc.	431,851	9,915,299
IPG Photonics Corp. (a)	127,806	6,652,302
Joy Global, Inc.	62,112	4,565,232
Kennametal, Inc.	103,706	4,618,028
Polypore International, Inc. (a)(l)	155,570	5,469,841
United Rentals, Inc. (a)	228,457	9,798,521
WABCO Holdings, Inc. (a)	114,311	6,913,529

		$61,525,998

Medical & Health Technology & Services – 7.1%
Advisory Board Co. (a)	77,341	$6,853,959
Air Methods Corp. (a)	76,106	6,640,249
Brookdale Senior Living, Inc. (a)	705,335	13,203,871
Cerner Corp. (a)	155,381	11,833,817
Fleury S.A.	124,500	1,643,677
Healthcare Services Group, Inc.	369,988	7,869,645
HealthStream, Inc. (a)	77,622	1,800,054
IPC The Hospitalist Co., Inc. (a)	132,759	4,900,135

		$54,745,407

Medical Equipment – 14.3%
Align Technology, Inc. (a)	240,607	$6,628,723
Cepheid, Inc. (a)	146,118	6,112,116
Conceptus, Inc. (a)	758,070	10,901,047
DexCom, Inc. (a)	514,528	5,366,527
Edwards Lifesciences Corp. (a)	77,530	5,638,757
Endologix, Inc. (a)	773,225	11,327,746
Essilor International S.A.	68,361	6,093,094
Gen-Probe, Inc. (a)	59,098	3,924,698
Heartware International, Inc. (a)	40,267	2,645,139
Masimo Corp. (a)	349,518	8,171,731
NxStage Medical, Inc. (a)	515,411	9,931,970
Sirona Dental Systems, Inc. (a)	116,841	6,021,985
Sonova Holding AG	49,392	5,488,000
Thoratec Corp. (a)	95,768	3,228,339
Uroplasty, Inc. (a)	694,375	2,090,069
Vocera Communications, Inc. (a)	286,520	6,704,568
Volcano Corp. (a)	326,965	9,269,458

		$109,543,967

Metals & Mining – 1.9%
Globe Specialty Metals, Inc.	547,179	$8,136,552
Molycorp, Inc. (a)(l)	193,567	6,548,372

		$14,684,924

Network & Telecom – 3.3%
F5 Networks, Inc. (a)	60,642	$8,184,244
Fortinet, Inc. (a)	350,383	9,688,090
Riverbed Technology, Inc. (a)	272,328	7,646,970

		$25,519,304

Oil Services – 1.6%
Atwood Oceanics, Inc. (a)	117,398	$5,269,996
Dresser-Rand Group, Inc. (a)	157,147	7,290,049

		$12,560,045

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 3.2%
Air Lease Corp. (a)	256,915	$6,183,944
First Niagara Financial Group, Inc.	788,569	7,759,519
First Republic Bank (a)	241,196	7,944,996
Zipcar, Inc. (a)	200,321	2,966,754

		$24,855,213

Pharmaceuticals – 0.8%
Perrigo Co.	62,787	$6,486,525

Precious Metals & Minerals – 0.4%
Colossus Minerals, Inc. (a)	492,219	$2,699,321

Railroad & Shipping – 0.7%
Diana Shipping, Inc. (a)	611,560	$5,473,462

Restaurants – 1.9%
Arcos Dorados Holdings, Inc.	468,648	$8,477,842
Dunkin Brands Group, Inc.	197,227	5,938,505

		$14,416,347

Specialty Chemicals – 0.9%
Ecosynthetix, Inc. (a)(z)	208,740	$1,163,561
Rockwood Holdings, Inc. (a)	109,120	5,690,608

		$6,854,169

Specialty Stores – 3.3%
Citi Trends, Inc. (a)	586,480	$6,721,061
Ethan Allen Interiors, Inc.	153,041	3,874,998
Francesca’s Holdings Corp. (a)	52,249	1,651,591
Monro Muffler Brake, Inc.	126,328	5,241,349
Urban Outfitters, Inc. (a)	266,912	7,769,808

		$25,258,807

Telephone Services – 0.8%
Level 3 Communications, Inc. (a)	230,050	$5,919,187

Trucking – 3.0%
Atlas Air Worldwide Holdings, Inc. (a)	157,627	$7,756,825
Landstar System, Inc.	73,864	4,263,430
Swift Transportation Co. (a)	968,241	11,173,501

		$23,193,756

Total Common Stocks		$760,625,627

	Strike Price	First Exercise
WARRANTS – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	118,680	$0

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)			11,825,212	$11,825,212

COLLATERAL FOR SECURITIES LOANED – 1.0%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)			7,978,848	$7,978,848

Total Investments				$780,429,687

OTHER ASSETS, LESS LIABILITIES – (1.7)%				(12,728,850)

Net Assets – 100.0%				$767,700,837

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Castle Brands, Inc. (Warrants)	4/18/07	$166,679	$0
Ecosynthetix, Inc.	7/28/11	1,974,316	1,163,561
Total Restricted Securities			$1,163,561
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$686,581,293	$—	$—	$686,581,293
Canada	14,885,571	1,163,562	—	16,049,133
Brazil	14,887,265	—	—	14,887,265
British Virgin Islands	8,477,842	—	—	8,477,842
Israel	6,212,781	—	—	6,212,781
France	6,093,094	—	—	6,093,094
Switzerland	5,488,000	—	—	5,488,000
Greece	5,473,462	—	—	5,473,462
United Kingdom	3,923,456	—	—	3,923,456
Other Countries	6,599,865	839,436	—	7,439,301
Mutual Funds	19,804,060	—	—	19,804,060
Total Investments	$778,426,689	$2,002,998	$—	$780,429,687

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $839,436 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $6,093,094 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$729,495,347
Gross unrealized appreciation	$83,250,365
Gross unrealized depreciation	(32,316,025)
Net unrealized appreciation (depreciation)	$50,934,340

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,841,923	66,452,778	(57,469,489)	11,825,212

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$894	$11,825,212

5

MFS® Research Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.6%
Aerospace – 2.2%
Honeywell International, Inc.	24,910	$1,520,753
Precision Castparts Corp.	9,120	1,576,848
United Technologies Corp.	13,710	1,137,107

		$4,234,708

Apparel Manufacturers – 1.4%
Li & Fung Ltd.	230,000	$525,405
NIKE, Inc., “B”	8,060	874,026
VF Corp.	9,740	1,421,845

		$2,821,276

Automotive – 1.2%
Delphi Automotive PLC (a)	19,050	$601,980
General Motors Co. (a)	36,190	928,274
Johnson Controls, Inc.	27,330	887,678

		$2,417,932

Biotechnology – 1.3%
Biogen Idec, Inc. (a)	6,280	$791,092
Celgene Corp. (a)	6,390	495,353
Gilead Sciences, Inc. (a)	24,950	1,218,808

		$2,505,253

Broadcasting – 2.2%
News Corp., “A”	115,000	$2,264,350
Viacom, Inc., “B”	42,090	1,997,591

		$4,261,941

Brokerage & Asset Managers – 1.8%
Blackrock, Inc.	5,816	$1,191,698
CME Group, Inc.	4,440	1,284,625
Franklin Resources, Inc.	8,810	1,092,704

		$3,569,027

Business Services – 1.4%
Accenture PLC, “A”	25,000	$1,612,500
FleetCor Technologies, Inc. (a)	31,070	1,204,584

		$2,817,084

Cable TV – 1.5%
Comcast Corp., “Special A”	68,510	$2,021,730
Time Warner Cable, Inc.	11,290	920,135

		$2,941,865

Chemicals – 2.3%
3M Co.	34,010	$3,034,032
Celanese Corp.	30,270	1,397,869

		$4,431,901

Computer Software – 4.6%
Autodesk, Inc. (a)	29,050	$1,229,396
Check Point Software Technologies Ltd. (a)	18,850	1,203,384
Citrix Systems, Inc. (a)	17,480	1,379,347
Microsoft Corp.	19,570	631,133
Oracle Corp.	112,100	3,268,836

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Red Hat, Inc. (a)	21,370	$1,279,849

		$8,991,945

Computer Software – Systems – 8.1%
Apple, Inc. (a)(s)	19,590	$11,743,617
EMC Corp. (a)	84,600	2,527,848
Hewlett-Packard Co.	52,120	1,242,020
International Business Machines Corp.	2,180	454,857

		$15,968,342

Construction – 0.8%
Stanley Black & Decker, Inc.	21,120	$1,625,395

Consumer Products – 1.7%
Procter & Gamble Co.	50,000	$3,360,500

Containers – 0.4%
Silgan Holdings, Inc.	17,380	$768,196

Electrical Equipment – 2.3%
Danaher Corp.	82,600	$4,625,600

Electronics – 2.0%
Altera Corp.	19,090	$760,164
ASML Holding N.V.	32,373	1,623,182
JDS Uniphase Corp. (a)	41,090	595,394
Microchip Technology, Inc.	27,740	1,031,928

		$4,010,668

Energy – Independent – 3.1%
Cabot Oil & Gas Corp.	28,010	$873,072
EQT Corp.	17,360	836,926
Occidental Petroleum Corp.	31,960	3,043,551
Pioneer Natural Resources Co.	6,690	746,537
WPX Energy, Inc. (a)	32,390	583,344

		$6,083,430

Energy – Integrated – 5.5%
Chevron Corp.	12,660	$1,357,658
Exxon Mobil Corp. (s)	94,680	8,211,596
Royal Dutch Shell PLC, ADR	18,090	1,268,652

		$10,837,906

Engineering – Construction – 0.8%
Fluor Corp.	24,910	$1,495,596

Food & Beverages – 4.2%
Bunge Ltd.	5,000	$342,200
Coca-Cola Enterprises, Inc.	38,100	1,089,660
Corn Products International, Inc.	5,210	300,357
General Mills, Inc.	45,450	1,793,003
Groupe Danone	20,074	1,400,212
Kraft Foods, Inc., “A”	54,010	2,052,920
Mead Johnson Nutrition Co., “A”	6,190	510,551
PepsiCo, Inc.	12,630	838,001

		$8,326,904

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 1.0%
CVS Caremark Corp.	44,030	$1,972,544

Gaming & Lodging – 0.1%
Sands China Ltd.	56,000	$218,864

General Merchandise – 2.8%
Dollar General Corp. (a)	21,340	$985,908
Kohl’s Corp.	18,500	925,555
Target Corp.	63,040	3,673,341

		$5,584,804

Health Maintenance Organizations – 1.3%
Aetna, Inc.	27,500	$1,379,400
UnitedHealth Group, Inc.	20,680	1,218,879

		$2,598,279

Insurance – 4.0%
ACE Ltd.	31,000	$2,269,200
Aon Corp.	21,250	1,042,525
Chubb Corp.	16,270	1,124,420
Everest Re Group Ltd.	14,950	1,383,174
MetLife, Inc.	23,930	893,786
Prudential Financial, Inc.	17,060	1,081,433

		$7,794,538

Internet – 2.7%
eBay, Inc. (a)	41,700	$1,538,313
Google, Inc., “A” (a)	5,950	3,815,378

		$5,353,691

Machinery & Tools – 1.0%
Cummins, Inc.	7,270	$872,691
Joy Global, Inc.	14,450	1,062,075

		$1,934,766

Major Banks – 5.0%
Goldman Sachs Group, Inc.	16,910	$2,103,097
JPMorgan Chase & Co. (s)	106,720	4,906,986
PNC Financial Services Group, Inc.	27,330	1,762,512
State Street Corp.	25,870	1,177,085

		$9,949,680

Medical & Health Technology & Services – 1.3%
AmerisourceBergen Corp.	21,240	$842,803
Express Scripts Holding Co. (a)	17,300	937,314
Henry Schein, Inc. (a)	9,280	702,310

		$2,482,427

Medical Equipment – 2.7%
Covidien PLC	33,750	$1,845,450
Medtronic, Inc.	25,560	1,001,696
St. Jude Medical, Inc.	25,250	1,118,828
Thermo Fisher Scientific, Inc.	25,220	1,421,904

		$5,387,878

Natural Gas – Distribution – 0.5%
AGL Resources, Inc.	22,830	$895,393

Natural Gas – Pipeline – 0.4%
El Paso Corp.	24,810	$733,136

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 1.4%
F5 Networks, Inc. (a)	9,230	$1,245,681
Finisar Corp. (a)	28,840	581,126
Fortinet, Inc. (a)	25,120	694,568
Juniper Networks, Inc. (a)	14,190	324,667

		$2,846,042

Oil Services – 1.9%
Cameron International Corp. (a)	17,020	$899,167
Dresser-Rand Group, Inc. (a)	18,080	838,731
FMC Technologies, Inc. (a)	9,260	466,889
Schlumberger Ltd.	22,240	1,555,243

		$3,760,030

Other Banks & Diversified Financials – 3.1%
Discover Financial Services	33,380	$1,112,889
Fifth Third Bancorp	110,210	1,548,451
Visa, Inc., “A”	20,600	2,430,800
Western Union Co.	62,970	1,108,272

		$6,200,412

Pharmaceuticals – 5.0%
Abbott Laboratories	33,630	$2,061,183
Johnson & Johnson	13,490	889,800
Merck & Co., Inc.	67,750	2,601,600
Pfizer, Inc.	158,670	3,595,462
Teva Pharmaceutical Industries Ltd., ADR	17,040	767,822

		$9,915,867

Pollution Control – 0.5%
Waste Connections, Inc.	29,030	$944,346

Precious Metals & Minerals – 0.2%
Goldcorp, Inc.	10,340	$465,920

Railroad & Shipping – 0.9%
Union Pacific Corp.	15,970	$1,716,456

Real Estate – 0.9%
BioMed Realty Trust, Inc., REIT	45,350	$860,743
Starwood Property Trust, Inc., REIT	43,280	909,746

		$1,770,489

Restaurants – 1.4%
Starbucks Corp.	15,060	$841,703
YUM! Brands, Inc.	28,100	2,000,158

		$2,841,861

Specialty Chemicals – 0.9%
Airgas, Inc.	20,340	$1,809,650

Specialty Stores – 2.5%
American Eagle Outfitters, Inc.	35,090	$603,197
Gap, Inc.	37,230	973,192
PetSmart, Inc.	24,890	1,424,206
Tractor Supply Co.	7,180	650,221
Urban Outfitters, Inc. (a)	41,400	1,205,154

		$4,855,970

Telecommunications – Wireless – 0.7%
American Tower Corp., REIT	11,520	$725,990

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – continued
SBA Communications Corp. (a)	13,370	$679,330

		$1,405,320

Telephone Services – 1.9%
AT&T, Inc.	61,400	$1,917,522
CenturyLink, Inc.	11,420	441,383
Verizon Communications, Inc.	35,730	1,365,958
Ziggo N.V. (a)	1,160	36,186

		$3,761,049

Tobacco – 3.1%
Lorillard, Inc.	16,020	$2,074,270
Philip Morris International, Inc.	45,900	4,067,199

		$6,141,469

Trucking – 1.1%
Expeditors International of Washington, Inc.	47,140	$2,192,481

Utilities – Electric Power – 2.5%
AES Corp. (a)	56,460	$737,932
American Electric Power Co., Inc.	34,920	1,347,214
CMS Energy Corp.	53,030	1,166,660
Edison International	39,940	1,697,849

		$4,949,655

Total Common Stocks		$196,578,486

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 0.5%
Utilities – Electric Power – 0.5%
PPL Corp., 9.5%	19,360	$1,049,118

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	8,233	$8,233

Total Investments		$197,635,837

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS WRITTEN – 0.0%
Apple, Inc – April 2012 @ $640	(4)	$(1,700)

Issuer	Shares/Par
SECURITIES SOLD SHORT – (0.6)%
Computer Software – Systems – (0.3)%
Dell, Inc. (a)	(40,230)	$(667,818)

Food & Beverages – (0.3)%
Conagra Foods, Inc.	(18,830)	$(494,476)

Total Securities Sold Short		$(1,162,294)

OTHER ASSETS, LESS LIABILITIES – 0.5%		965,741

Net Assets – 100.0%		$197,437,584

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At March 31, 2012, the value of securities pledged amounted to $1,054,567.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

4

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$189,515,996	$—	$—	$189,515,996
Israel	1,971,206	—	—	1,971,206
United Kingdom	1,870,632	—	—	1,870,632
Netherlands	1,659,369	—	—	1,659,369
France	1,400,212	—	—	1,400,212
Hong Kong	218,864	525,405	—	744,269
Canada	465,920	—	—	465,920
Mutual Funds	8,233	—	—	8,233
Total Investments	$197,110,432	$525,405	$—	$197,635,837
Short Sales	$(1,162,294)	$—	$—	$(1,162,294)

Other Financial Instruments
Written Options	$(1,700)	$—	$—	$(1,700)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $525,405 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$170,393,031
Gross unrealized appreciation	$31,158,914
Gross unrealized depreciation	(3,916,108)
Net unrealized appreciation (depreciation)	$27,242,806

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	63	8,955,588	(8,947,418)	8,233

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$187	$8,233

5

MFS® Research Bond Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 100.5%
Aerospace – 0.1%
Bombardier, Inc., 7.75%, 2020 (n)	$1,020,000	$1,137,300

Airlines – 0.3%
Continental Airlines, Inc., FRN, 0.834%, 2013	$2,440,901	$2,343,260

Apparel Manufacturers – 0.2%
Phillips-Van Heusen Corp., 7.375%, 2020	$1,455,000	$1,604,118

Asset-Backed & Securitized – 8.3%
Anthracite Ltd., “A”, CDO, FRN, 0.601%, 2019 (z)	$1,375,392	$1,155,329
Anthracite Ltd., “B”, CDO, 5.488%, 2037 (z)	700,000	693,000
Anthracite Ltd., “BFL”, CDO, FRN, 1.241%, 2037 (z)	1,160,000	1,078,800
Anthracite Ltd., “CFL”, CDO, FRN, 1.491%, 2037 (z)	263,618	231,984
Anthracite Ltd., CDO, FRN, 1.091%, 2037 (z)	1,977,382	1,843,909
ARCap REIT, Inc., CDO, “F”, FRN, 1%, 2045 (a)(d)(z)	325,000	650
Bayview Commercial Asset Trust, FRN, 3.927%, 2036 (i)(z)	933,185	43,023
Bayview Commercial Asset Trust, FRN, 3.855%, 2036 (i)(z)	477,372	24,092
Bayview Commercial Asset Trust, FRN, 4.08%, 2037 (i)(z)	1,027,574	62,752
Bayview Commercial Asset Trust, FRN, 2.87%, 2035 (i)(z)	505,766	7,431
Bayview Commercial Asset Trust, FRN, 2.93%, 2036 (i)(z)	310,584	8,267
Bayview Commercial Asset Trust, FRN, 2.817%, 2036 (i)(z)	459,239	10,818
Bayview Commercial Asset Trust, FRN, 3.046%, 2036 (i)(z)	357,493	11,017
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	34,588	34,330
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.841%, 2040 (z)	170,638	96,168
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	669,268	667,595
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	1,677,300	1,610,208
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	4,500,342	4,922,645
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	500,000	536,923
Commercial Mortgage Acceptance Corp., FRN, 1.668%, 2030 (i)	153,318	5,981
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,361,478	1,522,154
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	939,000	954,552

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	$2,250,000	$2,479,298
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040	375,725	399,348
Credit-Based Asset Servicing & Securitization LLC, 5.303%, 2035	34,425	31,217
Crest Ltd., “A1” CDO, FRN, 0.952%, 2018 (z)	1,367,259	1,230,533
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	295,692	280,907
Crest Ltd., “B”, CDO, FRN, 1.903%, 2035 (z)	482,493	480,081
CWCapital LLC, 5.223%, 2048	600,000	658,408
Falcon Franchise Loan LLC, FRN, 4.59%, 2025 (i)(z)	111,761	13,981
FUEL Trust, 3.984%, 2016 (n)	1,773,000	1,798,850
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	1,710,628	1,710,628
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	1,128,390	1,128,519
GMAC LLC, FRN, 6.02%, 2033 (z)	24,739	25,723
GMAC LLC, FRN, 7.739%, 2034 (d)(n)(q)	110,000	88,825
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	1,205,000	1,226,398
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	725,000	811,105
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.816%, 2049	3,564,937	3,798,109
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.983%, 2051	4,621,335	4,964,146
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.816%, 2049	7,019,635	7,694,117
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.423%, 2042 (n)	130,000	22,815
KKR Financial CLO Ltd., “A1”, FRN, 0.829%, 2017 (z)	809,208	792,769
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.716%, 2030 (i)	161,521	2,383
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040 (z)	851,000	842,490
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.839%, 2050	3,575,513	3,738,185
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.736%, 2050	4,590,646	4,974,594
Morgan Stanley Capital I, Inc., FRN, 0.784%, 2030 (i)(n)	209,925	5,325
Preferred Term Securities XIX Ltd., CDO, FRN, 0.823%, 2035 (z)	455,350	227,675
Prudential Securities Secured Financing Corp., FRN, 7.254%, 2013 (z)	1,596,000	1,594,184
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	174,000	98,118
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	1,604,000	1,604,438

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Smart Trust, “A2B”, FRN, 0.791%, 2014 (z)	$2,681,000	$2,681,002
Smart Trust, “A2B”, FRN, 0.991%, 2013 (z)	269,220	269,220
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.898%, 2051	3,431,440	3,618,464
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.898%, 2051	4,231,834	4,688,787

		$69,502,270

Automotive – 1.7%
American Honda Finance Corp., 2.125%, 2017 (n)	$2,987,000	$2,998,479
Ford Motor Credit Co. LLC, 8%, 2014	1,350,000	1,486,154
Ford Motor Credit Co. LLC, 5%, 2018	850,000	880,478
Harley-Davidson Financial Services, 3.875%, 2016 (n)	3,270,000	3,410,165
Lear Corp., 8.125%, 2020	1,495,000	1,666,925
RCI Banque S.A., 4.6%, 2016 (n)	1,426,000	1,431,594
Volkswagen International Finance N.V., 2.375%, 2017 (n)	2,763,000	2,772,402

		$14,646,197

Banks & Diversified Financials (Covered Bonds) – 0.1%
Compagnie de Financement Foncier, 2.125%, 2013 (n)	$900,000	$904,941

Biotechnology – 0.2%
Life Technologies Corp., 5%, 2021	$1,582,000	$1,712,936

Broadcasting – 1.0%
Discovery Communications, Inc., 4.375%, 2021	$1,666,000	$1,790,845
NBCUniversal Media LLC, 5.95%, 2041	2,838,000	3,266,135
News America, Inc., 8.5%, 2025	152,000	188,905
News America, Inc., 6.15%, 2041	1,800,000	2,061,976
SIRIUS XM Radio, Inc., 13%, 2013 (n)	1,215,000	1,374,469

		$8,682,330

Brokerage & Asset Managers – 0.3%
E*TRADE Financial Corp., 12.5%, 2017	$1,403,000	$1,632,741
INVESCO PLC, 5.625%, 2012	191,000	191,319
TD AMERITRADE Holding Corp., 5.6%, 2019	859,000	941,840

		$2,765,900

Building – 0.3%
Owens Corning, Inc., 6.5%, 2016	$2,292,000	$2,546,343

Business Services – 0.1%
Corning, Inc., 4.75%, 2042	$570,000	$551,981

Cable TV – 1.8%
CCO Holdings LLC, 7.875%, 2018	$1,630,000	$1,760,400
CSC Holdings LLC, 8.5%, 2014	1,600,000	1,780,000
DIRECTV Holdings LLC, 5.2%, 2020	2,110,000	2,320,365
DIRECTV Holdings LLC, 3.8%, 2022 (n)	2,821,000	2,782,273
Myriad International Holdings B.V., 6.375%, 2017 (n)	1,470,000	1,609,650
Time Warner Cable, Inc., 5%, 2020	2,000,000	2,208,314
Time Warner Cable, Inc., 4.125%, 2021	1,143,000	1,187,448
Time Warner Cable, Inc., 4%, 2021	660,000	676,227

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – continued
Time Warner Entertainment Co. LP, 8.375%, 2033	$290,000	$387,399
Virgin Media Finance PLC, 9.5%, 2016	559,000	630,273

		$15,342,349

Chemicals – 1.1%
Ashland, Inc., 9.125%, 2017	$2,120,000	$2,350,550
Dow Chemical Co., 8.55%, 2019	3,139,000	4,113,713
Lyondell Chemical Co., 11%, 2018	636,351	703,168
LyondellBasell Industries N.V., 5.75%, 2024 (z)	1,790,000	1,785,525

		$8,952,956

Consumer Products – 0.4%
Hasbro, Inc., 6.35%, 2040	$590,000	$639,520
Mattel, Inc., 5.45%, 2041	988,000	1,028,880
Newell Rubbermaid, Inc., 5.5%, 2013	1,971,000	2,055,302

		$3,723,702

Containers – 0.2%
Greif, Inc., 7.75%, 2019	$1,575,000	$1,779,750

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$500,000	$570,981

Electronics – 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$708,000	$838,241
Tyco Electronics Group S.A., 3.5%, 2022	349,000	340,241

		$1,178,482

Emerging Market Quasi-Sovereign – 1.3%
Banco do Brasil S.A., 5.875%, 2022 (n)	$958,000	$985,782
CEZ A.S., 4.25%, 2022 (z)	2,624,000	2,609,687
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,659,000	1,764,874
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	293,000	288,253
Petrobras International Finance Co., 5.375%, 2021	1,471,000	1,583,883
Petrobras International Finance Co., 6.75%, 2041	780,000	904,617
Petroleos Mexicanos, 4.875%, 2022 (n)	770,000	808,500
Petroleos Mexicanos, 6.5%, 2041 (n)	1,358,000	1,527,750

		$10,473,346

Emerging Market Sovereign – 0.0%
Russian Federation, 4.5%, 2022 (z)	$200,000	$199,400

Energy – Independent – 1.9%
Anadarko Petroleum Corp., 6.95%, 2019	$1,460,000	$1,782,288
Anadarko Petroleum Corp., 6.375%, 2017	653,000	775,906
Encana Corp., 5.15%, 2041	1,810,000	1,669,993
EQT Corp., 4.875%, 2021	575,000	581,881
Newfield Exploration Co., 6.625%, 2016	1,160,000	1,186,100
Nexen, Inc., 7.5%, 2039	1,124,000	1,380,106
Noble Energy, Inc., 4.15%, 2021	2,580,000	2,637,054
Pioneer Natural Resources Co., 6.65%, 2017	1,760,000	2,012,203
Southwestern Energy Co., 7.5%, 2018	2,144,000	2,583,207
Southwestern Energy Co., 4.1%, 2022 (n)	1,180,000	1,169,680

		$15,778,418

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – 0.8%
BG Energy Capital PLC, 2.875%, 2016 (n)	$1,855,000	$1,919,090
BP Capital Markets PLC, 3.561%, 2021	1,290,000	1,328,338
ConocoPhillips, 6%, 2020	740,000	916,868
LUKOIL International Finance B.V., 6.125%, 2020 (n)	1,980,000	2,098,800

		$6,263,096

Financial Institutions – 0.9%
CIT Group, Inc., 5.25%, 2018	$75,000	$76,500
CIT Group, Inc., 5.5%, 2019 (z)	1,024,000	1,044,480
General Electric Capital Corp., 4.65%, 2021	1,733,000	1,844,467
International Lease Finance Corp., 7.125%, 2018 (n)	1,190,000	1,297,100
International Lease Finance Corp., 5.75%, 2016	1,205,000	1,203,649
SLM Corp., 6.25%, 2016	1,081,000	1,124,240
SLM Corp., 6%, 2017	540,000	556,200

		$7,146,636

Food & Beverages – 1.7%
Anheuser-Busch InBev S.A., 7.75%, 2019	$2,667,000	$3,479,294
Kraft Foods, Inc., 6.125%, 2018	719,000	862,806
Kraft Foods, Inc., 5.375%, 2020	859,000	993,041
Pernod-Ricard S.A., 4.25%, 2022 (n)	3,500,000	3,509,058
SABMiller Holdings, Inc., 3.75%, 2022 (n)	3,000,000	3,052,083
Tyson Foods, Inc., 6.85%, 2016	1,854,000	2,104,290

		$14,000,572

Food & Drug Stores – 0.2%
CVS Caremark Corp., 5.75%, 2041	$1,300,000	$1,465,302

Forest & Paper Products – 0.3%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$2,281,000	$2,546,237

Gaming & Lodging – 0.3%
Wyndham Worldwide Corp., 6%, 2016	$22,000	$24,522
Wyndham Worldwide Corp., 7.375%, 2020	600,000	721,747
Wyndham Worldwide Corp., 4.25%, 2022	2,177,000	2,134,168

		$2,880,437

Insurance – 1.1%
American International Group, Inc., 6.4%, 2020	$2,142,000	$2,424,164
American International Group, Inc., 4.875%, 2016	1,168,000	1,235,464
American International Group, Inc., 3.8%, 2017	1,870,000	1,893,480
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	420,000	439,016
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	290,000	314,924
Unum Group, 7.125%, 2016	290,000	331,093
UnumProvident Corp., 6.85%, 2015 (n)	2,243,000	2,454,252

		$9,092,393

Insurance – Health – 0.7%
CIGNA Corp., 4%, 2022	$2,665,000	$2,712,312
Humana, Inc., 7.2%, 2018	2,482,000	2,973,875

		$5,686,187

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – Property & Casualty – 1.4%
Allied World Assurance, 5.5%, 2020	$740,000	$755,829
AXIS Capital Holdings Ltd., 5.75%, 2014	555,000	594,017
CNA Financial Corp., 5.875%, 2020	1,580,000	1,693,747
Marsh & McLennan Cos., Inc., 4.8%, 2021	2,400,000	2,622,653
PartnerRe Ltd., 5.5%, 2020	1,083,000	1,121,182
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	1,670,000	1,573,975
XL Group PLC, 6.5% to 2017, FRN to 2049	1,504,000	1,267,120
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	542,000	536,580
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	1,452,000	1,401,180

		$11,566,283

International Market Quasi-Sovereign – 0.8%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$699,000	$730,670
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	766,000	771,847
ING Bank N.V., 3.9%, 2014 (n)	1,500,000	1,577,999
NIBC Bank N.V., 2.8%, 2014 (z)	1,500,000	1,557,386
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	1,080,000	1,081,923
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	842,000	879,705

		$6,599,530

Local Authorities – 0.3%
State of California (Build America Bonds), 7.625%, 2040	$360,000	$468,886
State of California (Build America Bonds), 7.6%, 2040	1,740,000	2,279,992

		$2,748,878

Machinery & Tools – 0.3%
Case New Holland, Inc., 7.875%, 2017	$2,210,000	$2,569,125

Major Banks – 6.6%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$2,064,000	$2,093,949
Bank of America Corp., 5.625%, 2020	555,000	578,605
Bank of America Corp., 5.65%, 2018	5,215,000	5,567,023
Bank of America Corp., 5.875%, 2021	1,670,000	1,766,593
Bank of America Corp., 5.7%, 2022	4,529,000	4,794,327
Bank of America Corp., 6.5%, 2016	85,000	93,456
Bank of America Corp., 5.875%, 2042	1,383,000	1,375,546
Bank of America Corp., 5%, 2021	1,280,000	1,281,975
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (z)	1,508,000	1,469,845
Goldman Sachs Group, Inc., 5.625%, 2017	336,000	352,926
Goldman Sachs Group, Inc., 7.5%, 2019	1,438,000	1,642,965
Goldman Sachs Group, Inc., 5.75%, 2022	2,404,000	2,473,091
HSBC USA, Inc., 4.875%, 2020	1,090,000	1,116,870
ING Bank N.V., 3.75%, 2017 (n)	2,539,000	2,514,808
JPMorgan Chase & Co., 4.25%, 2020	2,800,000	2,866,825
JPMorgan Chase & Co., 4.5%, 2022	1,800,000	1,872,610
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	276,522
JPMorgan Chase Capital XXII, 6.45%, 2087	845,000	845,000
JPMorgan Chase Capital XXVII, 7%, 2039	221,000	223,984
Macquarie Bank Ltd., 5%, 2017 (n)	2,002,000	2,017,235

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Macquarie Group Ltd., 6.25%, 2021 (n)	$1,400,000	$1,416,828
Macquarie Group Ltd., 6%, 2020 (n)	448,000	447,456
Merrill Lynch & Co., Inc., 6.15%, 2013	1,170,000	1,218,697
Merrill Lynch & Co., Inc., 6.05%, 2016	1,569,000	1,652,025
Morgan Stanley, 5.5%, 2020	1,600,000	1,561,576
Morgan Stanley, 5.75%, 2016	944,000	976,201
Morgan Stanley, 5.5%, 2021	5,001,000	4,887,397
PNC Funding Corp., 5.625%, 2017	1,673,000	1,867,080
SunTrust Banks, Inc., 3.5%, 2017	932,000	950,640
Wachovia Corp., 6.605%, 2025	164,000	185,835
Wells Fargo & Co., 3.5%, 2022	5,030,000	4,951,879

		$55,339,769

Medical & Health Technology & Services – 0.8%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$2,649,000	$2,677,466
Aristotle Holding, Inc., 2.65%, 2017 (n)	1,811,000	1,831,466
HCA, Inc., 7.875%, 2020	1,505,000	1,653,619
McKesson Corp., 5.7%, 2017	510,000	593,072

		$6,755,623

Metals & Mining – 1.7%
ArcelorMittal, 9.85%, 2019	$3,594,000	$4,324,588
ArcelorMittal, 6.25%, 2022	646,000	653,170
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 2022	2,624,000	2,520,137
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	2,022,000	1,938,069
Southern Copper Corp., 6.75%, 2040	2,040,000	2,204,544
Teck Resources Ltd., 10.75%, 2019	584,000	725,435
Vale Overseas Ltd., 4.375%, 2022	2,152,000	2,161,568

		$14,527,511

Mortgage-Backed – 23.7%
Fannie Mae, 4.86%, 2012-2015	$191,075	$197,773
Fannie Mae, 4.501%, 2013	233,473	236,987
Fannie Mae, 4.845%, 2013	46,796	48,109
Fannie Mae, 5.154%, 2013	1,285,012	1,336,208
Fannie Mae, 4.563%, 2014	102,818	108,471
Fannie Mae, 4.6%, 2014 - 2019	851,102	951,373
Fannie Mae, 4.61%, 2014	65,447	69,356
Fannie Mae, 4.77%, 2014 - 2019	481,582	536,212
Fannie Mae, 4.88%, 2014 - 2020	199,373	213,995
Fannie Mae, 4.53%, 2015	98,411	106,470
Fannie Mae, 4.56%, 2015	51,305	55,104
Fannie Mae, 4.665%, 2015	35,154	37,831
Fannie Mae, 4.69%, 2015	152,707	164,127
Fannie Mae, 4.7%, 2015	322,582	350,060
Fannie Mae, 4.74%, 2015	46,049	49,756
Fannie Mae, 4.78%, 2015	98,351	106,937
Fannie Mae, 4.815%, 2015	51,693	56,047
Fannie Mae, 4.85%, 2015	163,381	176,023
Fannie Mae, 4.87%, 2015	31,844	34,493
Fannie Mae, 4.89%, 2015	90,253	98,198
Fannie Mae, 4.894%, 2015	67,068	73,362
Fannie Mae, 4.94%, 2015	120,000	130,811
Fannie Mae, 5.1%, 2015	275,000	291,860
Fannie Mae, 5.465%, 2015	776,263	860,096
Fannie Mae, 5.08%, 2016	347,948	382,069

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.09%, 2016	$114,094	$125,360
Fannie Mae, 5.152%, 2016	3,155,269	3,517,613
Fannie Mae, 5.35%, 2016 - 2023	843,880	942,420
Fannie Mae, 5.395%, 2016	127,758	142,180
Fannie Mae, 5.423%, 2016	1,118,042	1,261,761
Fannie Mae, 5.724%, 2016	1,595,622	1,810,954
Fannie Mae, 2.71%, 2017	388,691	405,197
Fannie Mae, 3.308%, 2017	1,379,715	1,476,777
Fannie Mae, 4.989%, 2017	147,979	159,697
Fannie Mae, 5.05%, 2017	252,500	279,696
Fannie Mae, 5.28%, 2017	136,536	152,229
Fannie Mae, 5.481%, 2017	858,530	979,829
Fannie Mae, 5.5%, 2017 - 2040	14,799,767	16,162,946
Fannie Mae, 5.54%, 2017	104,182	116,408
Fannie Mae, 5.65%, 2017	155,989	173,402
Fannie Mae, 2.578%, 2018	4,500,000	4,608,914
Fannie Mae, 3.84%, 2018	690,757	751,004
Fannie Mae, 3.99%, 2018	600,000	656,469
Fannie Mae, 5.34%, 2018	497,891	567,087
Fannie Mae, 4.45%, 2019	533,089	591,581
Fannie Mae, 5.18%, 2019	129,276	145,717
Fannie Mae, 5.51%, 2019	193,415	218,983
Fannie Mae, 5%, 2020 - 2040	14,413,988	15,606,396
Fannie Mae, 5.19%, 2020	188,334	211,212
Fannie Mae, 6%, 2022 - 2038	12,911,637	14,274,424
Fannie Mae, 4.5%, 2024 - 2040	8,429,419	9,012,882
Fannie Mae, 4%, 2025	153,491	165,839
Fannie Mae, 4.5%, 2025	600,532	643,121
Fannie Mae, 3%, 2027	777,000	805,983
Fannie Mae, 6.5%, 2032 - 2033	24,928	28,392
Fannie Mae, 3.5%, 2041 - 2042	5,560,559	5,725,229
Fannie Mae, TBA, 3%, 2018	1,087,000	1,122,327
Fannie Mae, TBA, 5%, 2018	1,962,000	2,118,654
Freddie Mac, 1.655%, 2016	1,696,158	1,704,639
Freddie Mac, 3.882%, 2017	1,936,000	2,121,523
Freddie Mac, 5%, 2017 - 2040	4,207,190	4,556,982
Freddie Mac, 2.323%, 2018	1,194,000	1,205,874
Freddie Mac, 2.412%, 2018 (n)	2,300,000	2,337,315
Freddie Mac, 3.154%, 2018	935,000	990,129
Freddie Mac, 5.5%, 2019 - 2038	3,642,867	3,989,823
Freddie Mac, 2.757%, 2020	1,388,626	1,459,029
Freddie Mac, 3.32%, 2020	2,860,180	3,066,720
Freddie Mac, 4.251%, 2020	807,000	893,605
Freddie Mac, 4%, 2025 - 2040	11,304,971	11,859,598
Freddie Mac, 4.5%, 2025 - 2041	1,693,018	1,803,065
Freddie Mac, 6%, 2034 - 2038	843,197	936,885
Freddie Mac, 3.5%, 2042	3,260,108	3,349,297
Freddie Mac, TBA, 3.5%, 2018	1,208,000	1,261,039
Freddie Mac, TBA, 4.5%, 2033	23,561,000	24,948,890
Ginnie Mae, 4%, 2032 - 2040	4,070,506	4,378,889
Ginnie Mae, 6%, 2036 - 2039	1,788,270	2,021,575
Ginnie Mae, 5.5%, 2038 - 2042	3,844,155	4,277,402
Ginnie Mae, 4.5%, 2039 - 2041	21,876,138	23,921,273
Ginnie Mae, 3.5%, 2040 - 2042	6,123,959	6,395,641

		$199,111,604

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – 1.1%
Energy Transfer Partners LP, 4.65%, 2021	$2,898,000	$2,952,410
Energy Transfer Partners LP, 5.2%, 2022	433,000	452,986
Enterprise Products Operating LP, 5.65%, 2013	227,000	237,075
Enterprise Products Operating LP, 4.05%, 2022	1,262,000	1,306,845
Kinder Morgan Energy Partners LP, 6.375%, 2041	2,240,000	2,458,626
Kinder Morgan Energy Partners LP, 7.4%, 2031	103,000	120,310
Kinder Morgan Energy Partners LP, 6.95%, 2038	681,000	777,718
Spectra Energy Capital LLC, 8%, 2019	613,000	774,552

		$9,080,522

Network & Telecom – 1.5%
AT&T, Inc., 5.35%, 2040	$1,770,000	$1,882,059
AT&T, Inc., 5.55%, 2041	920,000	1,019,749
Centurylink, Inc., 5.8%, 2022	2,483,000	2,424,674
Centurylink, Inc., 6.45%, 2021	3,162,000	3,245,821
France Telecom, 5.375%, 2042	1,995,000	2,109,114
Telecom Italia Capital, 7.175%, 2019	770,000	820,050
Telefonica Emisiones S.A.U., 5.134%, 2020	1,471,000	1,406,906

		$12,908,373

Oil Services – 0.3%
Transocean, Inc., 6%, 2018	$610,000	$675,281
Transocean, Inc., 6.5%, 2020	1,726,000	1,929,882

		$2,605,163

Oils – 0.2%
Phillips 66, 4.3%, 2022 (n)	$1,668,000	$1,696,688

Other Banks & Diversified Financials – 3.7%
Banco Bradesco S.A., 5.75%, 2022 (n)	$873,000	$878,675
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,500,000	1,454,171
Capital One Financial Corp., 6.15%, 2016	1,970,000	2,165,259
Capital One Financial Corp., 8.8%, 2019	893,000	1,091,861
Citigroup, Inc., 6.125%, 2018	1,810,000	2,028,985
Citigroup, Inc., 8.5%, 2019	4,160,000	5,128,772
Citigroup, Inc., 4.45%, 2017	1,711,000	1,792,283
Discover Bank, 7%, 2020	3,709,000	4,255,914
Fifth Third Bancorp, 3.5%, 2022	1,080,000	1,055,266
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	472,000	499,857
HSBC Holdings PLC, 4%, 2022	2,066,000	2,047,861
Itau Unibanco Holding S.A., 5.65%, 2022 (z)	1,032,000	1,035,096
Lloyds TSB Bank PLC, 4.2%, 2017	2,757,000	2,777,705
Santander Holdings USA, Inc., 4.625%, 2016	1,021,000	1,034,609
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,800,000	1,818,000
Svenska Handelsbanken AB, 2.875%, 2017	904,000	903,707
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,249,000	1,208,408

		$31,176,429

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – 0.4%
Celgene Corp., 2.45%, 2015	$743,000	$759,293
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	2,720,000	2,753,399

		$3,512,692

Pollution Control – 0.2%
Allied Waste North America, Inc., 6.875%, 2017	$1,250,000	$1,304,688

Precious Metals & Minerals – 0.0%
Teck Resources Ltd., 3%, 2019	$217,000	$214,152

Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 4.45%, 2023	$362,000	$371,534

Real Estate – 1.6%
Alexandria Real Estate Equities, Inc., REIT, 4.6%, 2022	$1,261,000	$1,234,384
Boston Properties LP, REIT, 3.7%, 2018	1,395,000	1,442,809
HCP, Inc., REIT, 5.375%, 2021	1,134,000	1,221,977
HCP, Inc., REIT, 3.75%, 2019	1,264,000	1,256,563
HRPT Properties Trust, REIT, 6.25%, 2016	1,689,000	1,788,084
Kimco Realty Corp., REIT, 5.783%, 2016	1,794,000	1,970,020
Liberty Property LP, REIT, 5.5%, 2016	1,013,000	1,115,113
Simon Property Group, Inc., REIT, 10.35%, 2019	1,313,000	1,808,629
WEA Finance LLC, REIT, 6.75%, 2019 (n)	1,510,000	1,745,903

		$13,583,482

Retailers – 0.6%
Gap, Inc., 5.95%, 2021	$893,000	$901,168
Home Depot, Inc., 5.95%, 2041	1,118,000	1,372,186
Kohl’s Corp., 4%, 2021	1,684,000	1,737,235
Wesfarmers Ltd., 6.998%, 2013 (n)	1,000,000	1,053,318

		$5,063,907

Specialty Chemicals – 0.1%
Ecolab, Inc., 5.5%, 2041	$978,000	$1,060,649

Specialty Stores – 0.2%
Advance Auto Parts, Inc., 5.75%, 2020	$1,512,000	$1,685,499

Telecommunications – Wireless – 0.8%
American Tower Corp., 4.5%, 2018	$3,373,000	$3,544,011
Crown Castle Towers LLC, 4.883%, 2020 (n)	900,000	926,024
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,096,000	1,218,125
Rogers Cable, Inc., 5.5%, 2014	734,000	795,362

		$6,483,522

Telephone Services – 0.2%
Oi S.A., 5.75%, 2022 (n)	$1,941,000	$1,996,804

Tobacco – 0.9%
Lorillard Tobacco Co., 8.125%, 2019	$2,222,000	$2,758,829
Lorillard Tobacco Co., 7%, 2041	321,000	345,283
Reynolds American, Inc., 6.75%, 2017	2,900,000	3,454,648
Reynolds American, Inc., 7.25%, 2012	800,000	807,423

		$7,366,183

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Transportation – Services – 0.5%
Erac USA Finance Co., 7%, 2037 (n)	$2,589,000	$2,953,617
Erac USA Finance Co., 2.75%, 2017 (n)	812,000	811,173

		$3,764,790

U.S. Government Agencies and Equivalents – 3.8%
Bank of America Corp., FRN, 0.854%, 2012 (m)	$2,353,000	$2,356,730
Citigroup, Inc., FRN, 0.883%, 2012 (m)	5,650,000	5,653,345
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	396,000	395,572
General Electric Capital Corp., FRN, 0.473%, 2012 (m)	3,034,000	3,034,983
JPMorgan Chase & Co., FRN, 0.723%, 2012 (m)	5,650,000	5,670,628
Morgan Stanley, FRN, 0.823%, 2012 (m)	5,173,000	5,180,920
National Credit Union Administration Guaranteed Note, 2.9%, 2020	980,000	1,028,275
PNC Funding Corp., FRN, 0.781%, 2012 (m)	2,960,000	2,960,000
Small Business Administration, 3.25%, 2030	894,514	936,372
Small Business Administration, 4.93%, 2024	70,911	78,514
Small Business Administration, 4.34%, 2024	97,472	105,545
Small Business Administration, 4.43%, 2029	1,018,655	1,125,356
Small Business Administration, 4.99%, 2024	78,246	86,084
Small Business Administration, 4.86%, 2025	170,297	187,052
Small Business Administration, 4.625%, 2025	167,896	182,725
Small Business Administration, 5.11%, 2025	139,331	153,884
Small Business Administration, 2.85%, 2031	1,788,036	1,821,289
Wells Fargo & Co., FRN, 0.693%, 2012 (m)	1,289,000	1,290,413

		$32,247,687

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – 21.1%
U.S. Treasury Bonds, 6.25%, 2023	$177,000	$245,145
U.S. Treasury Bonds, 6%, 2026	373,000	514,624
U.S. Treasury Bonds, 6.75%, 2026	19,000	28,055
U.S. Treasury Bonds, 4.5%, 2036	116,000	141,593
U.S. Treasury Bonds, 5%, 2037	1,889,000	2,476,362
U.S. Treasury Bonds, 4.5%, 2039	24,560,600	30,086,735
U.S. Treasury Notes, 1.375%, 2012	43,972,000	44,037,254
U.S. Treasury Notes, 1.375%, 2013	41,455,000	41,903,543
U.S. Treasury Notes, 3.125%, 2013	201,000	209,472
U.S. Treasury Notes, 1.875%, 2014	8,399,000	8,643,092
U.S. Treasury Notes, 1.875%, 2014	14,184,000	14,622,825
U.S. Treasury Notes, 2.125%, 2015	29,030,000	30,429,333
U.S. Treasury Notes, 5.125%, 2016	167,000	196,134
U.S. Treasury Notes, TIPS, 2%, 2014	770,487	823,458
U.S. Treasury Notes, TIPS, 1.625%, 2015	819,196	892,603
U.S. Treasury Notes, TIPS, 2%, 2016	1,404,894	1,586,652

		$176,836,880

Utilities – Electric Power – 2.2%
CenterPoint Energy, Inc., 5.95%, 2017	$540,000	$613,063
Constellation Energy Group, Inc., 5.15%, 2020	887,000	976,803
Duke Energy Corp., 5.05%, 2019	1,736,000	1,975,880
EDP Finance B.V., 6%, 2018 (n)	2,600,000	2,297,841
Enel Finance International S.A., 6%, 2039 (n)	2,000,000	1,815,160
Exelon Corp., 4.9%, 2015	2,042,000	2,227,383
FirstEnergy Solutions Corp., 6.8%, 2039	1,644,000	1,833,167
PPL WEM Holdings PLC, 5.375%, 2021 (n)	2,909,000	3,137,743
Progress Energy, Inc., 3.15%, 2022	1,809,000	1,768,191
TECO Energy, Inc., 5.15%, 2020	1,810,000	1,999,999
Waterford 3 Funding Corp., 8.09%, 2017	52,768	52,290

		$18,697,520

Total Bonds		$844,353,307

MONEY MARKET FUNDS – 3.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	28,149,413	$28,149,413

Total Investments		$872,502,720

OTHER ASSETS, LESS LIABILITIES – (3.9)%		(32,576,786)

Net Assets – 100.0%		$839,925,934

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $94,914,756 representing 11.3% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

6

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “F”, FRN, 1%, 2045	12/07/06	$331,971	$650
Anthracite Ltd., “A”, CDO, FRN, 0.601%, 2019	1/15/10-8/11/11	1,052,265	1,155,329
Anthracite Ltd., “B”, CDO, 5.488%, 2037	12/09/10	689,859	693,000
Anthracite Ltd., “BFL”, CDO, FRN, 1.241%, 2037	12/09/10	1,059,971	1,078,800
Anthracite Ltd., “CFL”, CDO, FRN, 1.491%, 2037	3/03/11	248,845	231,984
Anthracite Ltd., CDO, FRN, 1.091%, 2037	2/24/10-3/03/11	1,802,221	1,843,909
Bayview Commercial Asset Trust, FRN, 2.87%, 2035	10/06/05	39,279	7,431
Bayview Commercial Asset Trust, FRN, 2.93%, 2036	3/29/06	28,853	8,267
Bayview Commercial Asset Trust, FRN, 2.817%, 2036	2/28/06	40,165	10,818
Bayview Commercial Asset Trust, FRN, 3.046%, 2036	5/16/06	26,918	11,017
Bayview Commercial Asset Trust, FRN, 3.927%, 2036	9/11/06	113,956	43,023
Bayview Commercial Asset Trust, FRN, 3.855%, 2036	10/25/06	64,289	24,092
Bayview Commercial Asset Trust, FRN, 4.08%, 2037	1/26/07	75,940	62,752
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.841%, 2040	3/01/06	170,638	96,168
CEZ A.S., 4.25%, 2022	3/27/12	2,605,632	2,609,687
CIT Group, Inc., 5.5%, 2019	2/02/12-2/08/12	1,031,020	1,044,480
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10-3/25/11	1,545,803	1,610,208
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	938,892	954,552
Crest Ltd., “A1” CDO, FRN, 0.952%, 2018	1/21/10-8/11/11	1,108,981	1,230,533
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	248,075	280,907
Crest Ltd., “B”, CDO, FRN, 1.903%, 2035	1/12/10	407,371	480,081
DBS Bank Ltd., 3.625% to 2017, FRN to , 2022	3/14/12	1,501,546	1,469,845
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	765,531	771,847
Falcon Franchise Loan LLC, FRN, 4.59%, 2025	1/29/03	8,725	13,981
GMAC LLC, FRN, 6.02%, 2033	3/20/02	15,102	25,723
Itau Unibanco Holding S.A., 5.65%, 2022	3/12/12	1,032,000	1,035,096
KKR Financial CLO Ltd., “A1”, FRN, 0.829%, 2017	4/11/11	778,381	792,769
LyondellBasell Industries N.V., 5.75%, 2024	3/26/12	1,790,000	1,785,525
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040	3/10/10	802,214	842,490
NIBC Bank N.V., 2.8%, 2014	11/24/09	1,498,197	1,557,386
Preferred Term Securities XIX Ltd., CDO, FRN, 0.823%, 2035	9/08/05-3/28/11	323,213	227,675
Prudential Securities Secured Financing Corp., FRN, 7.254%, 2013	12/06/04-8/11/11	1,588,888	1,594,184
Russian Federation, 4.5%, 2022	3/28/12	198,554	199,400
Smart Trust, “A2B”, FRN, 0.991%, 2013	3/10/11	269,220	269,220
Smart Trust, “A2B”, FRN, 0.791%, 2014	3/07/12	2,681,000	2,681,002
Total Restricted Securities			$26,743,831
% of Net assets			3.2%

7

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$209,084,567	$—	$209,084,567
Non-U.S. Sovereign Debt	—	17,272,276	—	17,272,276
Corporate Bonds	—	267,719,490	—	267,719,490
Residential Mortgage-Backed Securities	—	199,275,269	—	199,275,269
Commercial Mortgage-Backed Securities	—	46,732,900	—	46,732,900
Asset-Backed Securities (including CDOs)	—	22,605,705	—	22,605,705
Foreign Bonds	—	81,663,100	—	81,663,100
Mutual Funds	28,149,413	—	—	28,149,413
Total Investments	$28,149,413	$844,353,307	$—	$872,502,720

For further information regarding security characteristics, see the Portfolio of Investments.

9

Supplemental Information (unaudited) – continued

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$844,996,007
Gross unrealized appreciation	$31,317,969
Gross unrealized depreciation	(3,811,256)
Net unrealized appreciation (depreciation)	$27,506,713

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	27,904,931	124,089,348	(123,844,866)	28,149,413

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,097	$28,149,413

10

MFS® Research International Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Aerospace – 0.9%
Rolls-Royce Holdings PLC	91,474	$1,188,060

Alcoholic Beverages – 1.7%
Heineken N.V.	41,284	$2,294,645

Apparel Manufacturers – 1.7%
Li & Fung Ltd.	430,000	$982,279
LVMH Moet Hennessy Louis Vuitton S.A.	7,886	1,355,187

		$2,337,466

Automotive – 3.8%
Bayerische Motoren Werke AG	20,122	$1,809,599
DENSO Corp.	35,900	1,213,490
GKN PLC	210,551	694,096
Honda Motor Co. Ltd.	39,100	1,502,981

		$5,220,166

Broadcasting – 1.6%
Nippon Television Network Corp.	6,440	$1,036,724
Publicis Groupe S.A.	22,221	1,225,010

		$2,261,734

Business Services – 2.8%
Amadeus IT Holding S.A.	28,247	$533,073
Cognizant Technology Solutions Corp., “A” (a)	10,280	791,046
Compass Group PLC	53,980	565,966
Mitsubishi Corp.	49,100	1,144,722
Nomura Research, Inc.	30,400	760,964

		$3,795,771

Chemicals – 0.5%
Nufarm Ltd.	140,685	$699,497

Computer Software – 0.9%
Dassault Systems S.A.	13,039	$1,199,744

Computer Software – Systems – 1.4%
Canon, Inc.	39,200	$1,869,248

Conglomerates – 0.5%
Hutchison Whampoa Ltd.	75,000	$749,464

Consumer Products – 1.6%
Kimberly-Clark de Mexico S.A. de C.V., “A”	289,220	$642,244
Reckitt Benckiser Group PLC	27,724	1,566,693

		$2,208,937

Electrical Equipment – 3.1%
Legrand S.A.	11,788	$433,760
Schneider Electric S.A.	24,243	1,583,988
Siemens AG	21,898	2,207,633

		$4,225,381

Electronics – 1.5%
ASML Holding N.V.	11,867	$593,196
Samsung Electronics Co. Ltd.	261	293,698

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd.	409,174	$1,177,010

		$2,063,904

Energy – Independent – 2.4%
Bankers Petroleum Ltd. (a)	64,202	$265,188
Cairn Energy PLC	49,446	255,536
INPEX Corp.	283	1,921,869
Reliance Industries Ltd.	56,824	837,218

		$3,279,811

Energy – Integrated – 5.2%
BG Group PLC	52,612	$1,218,535
BP PLC	297,815	2,203,382
Royal Dutch Shell PLC, “A”	106,255	3,710,967

		$7,132,884

Engineering – Construction – 2.2%
JGC Corp.	61,000	$1,897,606
Keppel Corp. Ltd.	95,900	838,424
Outotec Oyj (l)	6,310	320,047

		$3,056,077

Food & Beverages – 4.8%
Groupe Danone	39,841	$2,779,009
Nestle S.A.	61,436	3,865,697

		$6,644,706

Food & Drug Stores – 1.0%
Lawson, Inc.	22,900	$1,443,963

Gaming & Lodging – 0.8%
Sands China Ltd.	277,600	$1,084,941

Insurance – 4.5%
AIA Group Ltd.	388,200	$1,422,216
Hiscox Ltd.	86,940	550,819
ING Groep N.V. (a)	217,500	1,812,128
Sony Financial Holdings, Inc.	38,000	682,023
Swiss Re Ltd.	27,165	1,734,865

		$6,202,051

Internet – 0.5%
Yahoo Japan Corp.	1,968	$636,741

Machinery & Tools – 2.7%
Glory Ltd.	46,300	$1,018,526
Joy Global, Inc.	13,650	1,003,275
Schindler Holding AG	12,482	1,501,656
Sinotruk Hong Kong Ltd.	434,000	251,495

		$3,774,952

Major Banks – 12.9%
Banco Santander S.A.	117,719	$905,900
Barclays PLC	640,016	2,408,269
BNP Paribas	43,267	2,052,862

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Credit Suisse Group AG	33,756	$962,160
HSBC Holdings PLC	131,597	1,167,796
Julius Baer Group Ltd.	22,412	904,723
KBC Group N.V.	26,353	661,115
Mitsubishi UFJ Financial Group, Inc.	189,200	951,348
Standard Chartered PLC	104,622	2,610,551
Sumitomo Mitsui Financial Group, Inc.	82,300	2,732,645
Westpac Banking Corp.	106,120	2,406,245

		$17,763,614

Medical & Health Technology & Services – 2.1%
Diagnosticos da America S.A.	90,300	$693,036
Miraca Holdings, Inc.	35,800	1,405,054
Rhoen-Klinikum AG	41,728	837,850

		$2,935,940

Medical Equipment – 0.4%
Sonova Holding AG	5,542	$615,778

Metals & Mining – 3.8%
Iluka Resources Ltd.	68,328	$1,259,132
Rio Tinto Ltd.	43,440	2,394,361
Steel Authority of India Ltd.	97,698	180,745
Sumitomo Metal Industries Ltd.	165,000	335,103
Teck Resources Ltd., “B”	31,561	1,126,760

		$5,296,101

Natural Gas – Distribution – 1.0%
China Resources Gas Group Ltd.	66,000	$126,519
Tokyo Gas Co. Ltd.	255,000	1,205,326

		$1,331,845

Network & Telecom – 1.1%
Ericsson, Inc., “B”	147,064	$1,523,812

Oil Services – 0.9%
AMEC PLC	35,470	$628,616
Technip	5,100	600,809

		$1,229,425

Other Banks & Diversified Financials – 3.9%
Aeon Credit Service Co. Ltd.	37,800	$598,421
Bank Rakyat Indonesia	468,500	356,089
China Construction Bank	937,780	724,569
HDFC Bank Ltd., ADR	15,850	540,485
ICICI Bank Ltd.	25,393	442,591
Itau Unibanco Holding S.A., ADR	58,630	1,125,110
Komercni Banka A.S.	4,447	885,545
PT Bank Mandiri Tbk.	466,000	349,092
Siam Commercial Bank Co. Ltd.	87,400	406,545

		$5,428,447

Pharmaceuticals – 6.7%
Bayer AG	39,072	$2,748,298
Novartis AG	26,710	1,478,267
Roche Holding AG	17,775	3,093,445
Santen Pharmaceutical Co. Ltd.	43,800	1,877,793

		$9,197,803

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Precious Metals & Minerals – 0.5%
Newcrest Mining Ltd.	24,402	$750,216

Printing & Publishing – 0.6%
Pearson PLC	44,740	$833,693

Railroad & Shipping – 0.6%
East Japan Railway Co.	13,000	$821,809

Real Estate – 1.0%
GSW Immobilien AG (a)	12,061	$416,862
Hang Lung Properties Ltd.	264,000	967,195

		$1,384,057

Restaurants – 0.6%
Whitbread PLC	27,844	$821,253

Specialty Chemicals – 4.3%
Akzo Nobel N.V.	37,402	$2,208,322
Chugoku Marine Paints Ltd.	51,000	313,092
Linde AG	13,980	2,508,701
Nippon Paint Co. Ltd.	55,000	416,636
Symrise AG	17,145	496,198

		$5,942,949

Specialty Stores – 1.0%
Industria de Diseno Textil S.A.	14,057	$1,346,468

Telecommunications – Wireless – 3.5%
KDDI Corp.	241	$1,568,150
TIM Participacoes S.A., ADR	27,430	884,892
Vodafone Group PLC	879,103	2,421,349

		$4,874,391

Telephone Services – 2.2%
China Unicom (Hong Kong) Ltd.	532,000	$894,565
Royal KPN N.V.	88,175	969,956
Telecom Italia S.p.A.	296,112	352,075
Telecom Italia S.p.A.	830,935	816,756

		$3,033,352

Tobacco – 1.3%
Japan Tobacco, Inc.	307	$1,740,180

Trucking – 1.1%
Yamato Holdings Co. Ltd.	101,500	$1,578,666

Utilities – Electric Power – 3.2%
CEZ A.S.	25,966	$1,115,590
Fortum Corp. (l)	42,906	1,041,472
International Power PLC	190,166	1,231,896
SUEZ Environnement	26,800	411,046
Tractebel Energia S.A.	36,320	651,012

		$4,451,016

Total Common Stocks		$136,270,958

MONEY MARKET FUNDS – 1.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	1,914,810	$1,914,810

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 0.7%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	971,250	$971,250

Total Investments		$139,157,018

OTHER ASSETS, LESS LIABILITIES – (0.9)%		(1,199,901)

Net Assets – 100.0%		$137,957,117

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

4

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,053,377	$29,619,705	$—	$30,673,082
United Kingdom	26,471,834	—	—	26,471,834
Switzerland	14,156,590	—	—	14,156,590
France	11,641,415	—	—	11,641,415
Germany	11,025,142	—	—	11,025,142
Netherlands	7,878,247	—	—	7,878,247
Hong Kong	4,223,815	982,279	—	5,206,094
Australia	5,115,089	—	—	5,115,089
Brazil	3,354,050	—	—	3,354,050
Other Countries	18,879,195	1,870,220	—	20,749,415
Mutual Funds	2,886,060	—	—	2,886,060
Total Investments	$106,684,814	$32,472,204	$—	$139,157,018

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $32,345,685 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $49,476,067 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$140,460,159
Gross unrealized appreciation	$11,151,554
Gross unrealized depreciation	(12,454,695)
Net unrealized appreciation (depreciation)	$(1,303,141)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	214,504	9,465,296	(7,764,990)	1,914,810

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$214	$1,914,810

5

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2012, are as follows:

Japan	22.2%
United Kingdom	19.2%
Switzerland	10.3%
France	8.4%
Germany	8.0%
Netherlands	5.7%
Hong Kong	3.8%
Australia	3.7%
United States	2.6%
Other Countries	16.1%

6

MFS® Strategic Income Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 95.0%
Aerospace – 0.7%
BE Aerospace, Inc., 8.5%, 2018	$30,000	$33,150
Bombardier, Inc., 7.5%, 2018 (n)	55,000	60,500
Bombardier, Inc., 7.75%, 2020 (n)	20,000	22,300
CPI International, Inc., 8%, 2018	35,000	30,885
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015 (a)	31,000	4,030
Huntington Ingalls Industries, Inc., 7.125%, 2021	60,000	64,275
Kratos Defense & Security Solutions, Inc., 10%, 2017	10,000	10,825

		$225,965

Airlines – 0.3%
Continental Airlines, Inc., FRN, 0.834%, 2013	$94,866	$91,071

Apparel Manufacturers – 0.3%
Hanesbrands, Inc., 8%, 2016	$20,000	$22,000
Hanesbrands, Inc., 6.375%, 2020	20,000	20,550
Jones Group, Inc., 6.875%, 2019	20,000	19,575
Phillips-Van Heusen Corp., 7.375%, 2020	35,000	38,588

		$100,713

Asset-Backed & Securitized – 2.2%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.841%, 2040 (z)	$170,638	$96,168
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	92,567	92,335
Crest Ltd., “A1” CDO, FRN, 0.952%, 2018 (z)	75,818	68,237
Crest Ltd., CDO, 7%, 2040 (a)(p)	154,690	7,734
Falcon Franchise Loan LLC, FRN, 4.59%, 2025 (i)(z)	182,011	22,770
First Union National Bank Commercial Mortgage Trust, FRN, 1.542%, 2043 (i)(z)	72,194	96
First Union-Lehman Brothers Bank of America, FRN, 0.423%, 2035 (i)	1,019,503	14,587
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	100,000	102,434
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.716%, 2030 (i)	264,005	3,894
Morgan Stanley Capital I, Inc., FRN, 1.34%, 2039 (i)(z)	610,666	13,740
Prudential Securities Secured Financing Corp., FRN, 7.254%, 2013 (z)	171,000	170,805
Salomon Brothers Mortgage Securities, Inc., FRN, 7.156%, 2032 (z)	134,179	137,218

		$730,018

Automotive – 1.7%
Accuride Corp., 9.5%, 2018	$60,000	$63,000
Allison Transmission, Inc., 7.125%, 2019 (n)	45,000	46,575
Ford Motor Co., 7.45%, 2031	25,000	30,563
Ford Motor Credit Co. LLC, 12%, 2015	100,000	123,500
General Motors Financial Co., Inc., 6.75%, 2018	30,000	32,042

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Goodyear Tire & Rubber Co., 7%, 2022	$15,000	$14,588
Harley-Davidson Financial Services, 3.875%, 2016 (n)	130,000	135,572
Lear Corp., 8.125%, 2020	20,000	22,300
RCI Banque S.A., 4.6%, 2016 (n)	90,000	90,353

		$558,493

Banks & Diversified Financials (Covered Bonds) – 0.5%
Bank of Nova Scotia, 1.45%, 2013 (n)	$150,000	$151,673

Basic Industry – 0.1%
Trimas Corp., 9.75%, 2017	$35,000	$38,675

Broadcasting – 2.8%
Allbritton Communications Co., 8%, 2018	$30,000	$32,025
AMC Networks, Inc., 7.75%, 2021 (n)	21,000	23,415
CBS Corp., 5.75%, 2020	20,000	22,990
CBS Corp., 3.375%, 2022	146,000	140,935
Clear Channel Communications, Inc., 9%, 2021	32,000	28,800
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (z)	15,000	14,700
Gray Television, Inc., 10.5%, 2015	3,000	3,120
Hughes Network Systems LLC, 7.625%, 2021	20,000	21,450
Intelsat Bermuda Ltd., 11.25%, 2017	55,000	57,200
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	50,000	52,000
Intelsat Jackson Holdings Ltd., 11.25%, 2016	15,000	15,788
LBI Media, Inc., 8.5%, 2017 (z)	30,000	9,075
Liberty Media Corp., 8.5%, 2029	30,000	30,450
Liberty Media Corp., 8.25%, 2030	15,000	15,150
LIN Television Corp., 8.375%, 2018	10,000	10,463
Local TV Finance LLC, 9.25%, 2015 (p)(z)	41,074	41,895
NBCUniversal Media LLC, 5.95%, 2041	113,000	130,047
Newport Television LLC, 13%, 2017 (n)(p)	18,578	18,764
Nexstar Broadcasting Group, Inc., 8.875%, 2017	15,000	16,088
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	15,000	16,688
Sinclair Broadcast Group, Inc., 8.375%, 2018	5,000	5,400
SIRIUS XM Radio, Inc., 13%, 2013 (n)	20,000	22,625
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	20,000	22,700
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	50,000	54,000
Townsquare Radio LLC, 9%, 2019 (z)	10,000	9,900
Univision Communications, Inc., 6.875%, 2019 (n)	45,000	45,619
Univision Communications, Inc., 7.875%, 2020 (n)	15,000	15,750
Univision Communications, Inc., 8.5%, 2021 (n)	30,000	29,700

		$906,737

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Brokerage & Asset Managers – 0.8%
E*TRADE Financial Corp., 7.875%, 2015		$30,000	$30,488
E*TRADE Financial Corp., 12.5%, 2017		20,000	23,275
TD AMERITRADE Holding Corp., 5.6%, 2019		200,000	219,288

			$273,051

Building – 0.8%
Building Materials Holding Corp., 6.875%, 2018 (n)		$15,000	$15,769
Building Materials Holding Corp., 7%, 2020 (n)		15,000	15,938
Building Materials Holding Corp., 6.75%, 2021 (n)		10,000	10,613
CRH PLC, 8.125%, 2018		80,000	94,639
Masonite International Corp., 8.25%, 2021 (n)		35,000	36,400
Nortek, Inc., 10%, 2018		5,000	5,300
Nortek, Inc., 8.5%, 2021		55,000	54,450
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)		5,000	5,300
USG Corp., 7.875%, 2020 (z)		10,000	10,013

			$248,422

Business Services – 0.5%
Ceridian Corp., 12.25%, 2015 (p)		$25,000	$22,563
Fidelity National Information Services, Inc., 7.625%, 2017		15,000	16,425
Fidelity National Information Services, Inc., 5%, 2022 (z)		10,000	9,850
iGate Corp., 9%, 2016		35,000	38,019
Iron Mountain, Inc., 8.375%, 2021		40,000	43,500
SunGard Data Systems, Inc., 10.25%, 2015		26,000	27,008
SunGard Data Systems, Inc., 7.375%, 2018		10,000	10,625

			$167,990

Cable TV – 2.3%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$5,000	$5,150
CCH II LLC, 13.5%, 2016		35,000	39,900
CCO Holdings LLC, 7.875%, 2018		55,000	59,400
CCO Holdings LLC, 8.125%, 2020		35,000	38,850
Cequel Communications Holdings, 8.625%, 2017 (n)		15,000	16,106
CSC Holdings LLC, 8.5%, 2014		20,000	22,250
DIRECTV Holdings LLC, 5.875%, 2019		40,000	45,737
DIRECTV Holdings LLC, 3.8%, 2022 (n)		140,000	138,078
DISH DBS Corp., 6.75%, 2021		15,000	16,163
EchoStar Corp., 7.125%, 2016		20,000	22,125
Myriad International Holdings B.V., 6.375%, 2017 (n)		100,000	109,500
Time Warner Cable, Inc., 8.25%, 2019		120,000	153,468
Videotron Ltee, 5%, 2022 (z)		15,000	14,850
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	50,000	71,853

			$753,430

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – 1.7%
Celanese U.S. Holdings LLC, 6.625%, 2018	$55,000	$58,575
Dow Chemical Co., 8.55%, 2019	170,000	222,788
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018	55,000	56,925
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020	5,000	4,650
Huntsman International LLC, 8.625%, 2021	30,000	33,675
Lyondell Chemical Co., 11%, 2018	61,992	68,501
Momentive Performance Materials, Inc., 12.5%, 2014	54,000	57,645
Momentive Performance Materials, Inc., 11.5%, 2016	32,000	26,560
Polypore International, Inc., 7.5%, 2017	30,000	31,650

		$560,969

Computer Software – 0.5%
Lawson Software, Inc., 11.5%, 2018 (n)	$35,000	$38,675
Lawson Software, Inc., 9.375%, 2019 (z)	5,000	5,175
Oracle Corp., 5.375%, 2040	66,000	76,314
Syniverse Holdings, Inc., 9.125%, 2019	40,000	44,100
TransUnion Holding Co., Inc., 9.625%, 2018 (p)(z)	10,000	10,525
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	5,000	5,863

		$180,652

Computer Software – Systems – 0.3%
CDW LLC/CDW Finance Corp., 12.535%, 2017	$10,000	$10,861
CDW LLC/CDW Finance Corp., 8.5%, 2019 (z)	5,000	5,311
CDW LLC/CDW Finance Corp., 8.5%, 2019	45,000	47,811
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	30,000	33,000

		$96,983

Conglomerates – 0.6%
Amsted Industries, Inc., 8.125%, 2018 (n)	$55,000	$58,850
Dynacast International LLC, 9.25%, 2019 (z)	20,000	20,900
Griffon Corp., 7.125%, 2018	45,000	46,519
Tomkins LLC/Tomkins, Inc., 9%, 2018	54,000	59,805

		$186,074

Consumer Products – 0.8%
Easton-Bell Sports, Inc., 9.75%, 2016	$30,000	$33,188
Elizabeth Arden, Inc., 7.375%, 2021	30,000	32,550
Libbey Glass, Inc., 10%, 2015	27,000	28,856
Mattel, Inc., 5.45%, 2041	53,000	55,193
Whirlpool Corp., 8%, 2012	98,000	98,499

		$248,286

Consumer Services – 0.4%
Realogy Corp., 11.5%, 2017	$35,000	$32,988
Service Corp. International, 7%, 2017	80,000	89,400

		$122,388

Containers – 0.9%
Ball Corp., 5%, 2022	$16,000	$16,040
Greif, Inc., 6.75%, 2017	145,000	155,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Containers – continued
Reynolds Group, 7.125%, 2019 (n)	$110,000	$114,675
Sealed Air Corp., 8.125%, 2019 (n)	5,000	5,519
Sealed Air Corp., 8.375%, 2021 (n)	5,000	5,619

		$297,728

Defense Electronics – 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$169,000	$181,052
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	40,000	45,678
ManTech International Corp., 7.25%, 2018	30,000	31,950

		$258,680

Electrical Equipment – 0.0%
Avaya, Inc., 9.75%, 2015	$15,000	$14,775

Electronics – 0.4%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$30,000	$32,850
Freescale Semiconductor, Inc., 8.05%, 2020	15,000	15,075
Sensata Technologies B.V., 6.5%, 2019 (n)	60,000	62,775
Tyco Electronics Group S.A., 3.5%, 2022	31,000	30,222

		$140,922

Emerging Market Quasi-Sovereign – 2.5%
Banco do Brasil S.A., 5.875%, 2022 (n)	$200,000	$205,800
CEZ A.S., 4.25%, 2022 (z)	200,000	198,909
IIRSA Norte Finance Ltd., 8.75%, 2024	105,162	122,651
Petrobras International Finance Co., 7.875%, 2019	76,000	93,769
Petrobras International Finance Co., 6.75%, 2041	48,000	55,669
Petroleos Mexicanos, 5.5%, 2021	100,000	110,250
Petroleos Mexicanos, 4.875%, 2022 (n)	10,000	10,500
Petroleos Mexicanos, 6.5%, 2041 (n)	31,000	34,875

		$832,423

Emerging Market Sovereign – 0.7%
Republic of Poland, 5%, 2022	$41,000	$43,215
Republic of Romania, 6.75%, 2022 (n)	82,000	85,690
Republic of South Africa, 5.5%, 2020	100,000	111,500

		$240,405

Energy – Independent – 3.5%
ATP Oil & Gas Corp., 11.875%, 2015	$20,000	$14,600
Bill Barrett Corp., 9.875%, 2016	30,000	33,000
BreitBurn Energy Partners LP, 8.625%, 2020	15,000	15,936
BreitBurn Energy Partners LP, 7.875%, 2022 (z)	15,000	15,300
Carrizo Oil & Gas, Inc., 8.625%, 2018	25,000	26,313
Chaparral Energy, Inc., 8.875%, 2017	55,000	57,475
Chesapeake Energy Corp., 6.875%, 2020	20,000	20,650
Concho Resources, Inc., 8.625%, 2017	20,000	21,900
Concho Resources, Inc., 6.5%, 2022	40,000	42,200
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	15,000	15,000
Continental Resources, Inc., 8.25%, 2019	30,000	33,525
Denbury Resources, Inc., 8.25%, 2020	45,000	50,288
Energy XXI Gulf Coast, Inc., 9.25%, 2017	50,000	54,125
EQT Corp., 4.875%, 2021	48,000	48,574
EXCO Resources, Inc., 7.5%, 2018	45,000	40,050

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Harvest Operations Corp., 6.875%, 2017 (n)	$50,000	$53,000
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	15,000	16,200
Laredo Petroleum, Inc., 9.5%, 2019	20,000	22,250
LINN Energy LLC, 6.5%, 2019 (n)	10,000	9,800
LINN Energy LLC, 8.625%, 2020	20,000	21,550
LINN Energy LLC, 7.75%, 2021	23,000	23,863
Newfield Exploration Co., 6.625%, 2014	40,000	40,500
Newfield Exploration Co., 6.625%, 2016	30,000	30,675
Newfield Exploration Co., 6.875%, 2020	20,000	20,950
Pioneer Natural Resources Co., 7.5%, 2020	80,000	97,849
Plains Exploration & Production Co., 8.625%, 2019	25,000	28,063
QEP Resources, Inc., 6.875%, 2021	60,000	66,300
Range Resources Corp., 8%, 2019	25,000	27,438
SandRidge Energy, Inc., 8%, 2018 (n)	55,000	56,100
SM Energy Co., 6.5%, 2021	30,000	31,950
Southwestern Energy Co., 4.1%, 2022 (n)	63,000	62,449
Swift Energy Co., 7.875%, 2022 (n)	15,000	15,450
Talisman Energy, Inc., 7.75%, 2019	10,000	12,238
Whiting Petroleum Corp., 6.5%, 2018	15,000	15,975

		$1,141,536

Energy – Integrated – 1.0%
BP Capital Markets PLC, 4.5%, 2020	$29,000	$31,856
BP Capital Markets PLC, 4.742%, 2021	90,000	100,799
Cenovus Energy, Inc., 4.5%, 2014	30,000	32,397
Hess Corp., 8.125%, 2019	30,000	38,743
Petro-Canada Financial Partnership, 5%, 2014	110,000	120,193

		$323,988

Engineering – Construction – 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$25,000	$25,750

Entertainment – 0.5%
AMC Entertainment, Inc., 8.75%, 2019	$55,000	$57,612
AMC Entertainment, Inc., 9.75%, 2020	30,000	28,275
Cedar Fair LP, 9.125%, 2018	20,000	22,450
Cinemark USA, Inc., 8.625%, 2019	45,000	49,950

		$158,287

Financial Institutions – 1.9%
Ally Financial, Inc., 5.5%, 2017	$25,000	$25,030
CIT Group, Inc., 5.25%, 2014 (n)	45,000	45,956
CIT Group, Inc., 5.25%, 2018	20,000	20,400
CIT Group, Inc., 6.625%, 2018 (n)	35,000	37,931
CIT Group, Inc., 5.5%, 2019 (z)	36,000	36,720
General Electric Capital Corp., 6%, 2019	30,000	35,033
General Electric Capital Corp., 5.5%, 2020	95,000	107,755
GMAC, Inc., 8%, 2031	5,000	5,513
Icahn Enterprises LP, 8%, 2018 (z)	15,000	15,600
International Lease Finance Corp., 4.875%, 2015	10,000	9,898
International Lease Finance Corp., 8.625%, 2015	15,000	16,500
International Lease Finance Corp., 8.75%, 2017	30,000	33,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – continued
International Lease Finance Corp., 7.125%, 2018 (n)	$47,000	$51,230
Nationstar Mortgage LLC, 10.875%, 2015	50,000	52,625
PHH Corp., 9.25%, 2016	30,000	30,488
SLM Corp., 8.45%, 2018	15,000	16,725
SLM Corp., 8%, 2020	70,000	75,600
SLM Corp., 7.25%, 2022	5,000	5,224

		$621,603

Food & Beverages – 2.7%
Anheuser-Busch InBev S.A., 7.75%, 2019	$140,000	$182,640
ARAMARK Corp., 8.5%, 2015	30,000	30,750
B&G Foods, Inc., 7.625%, 2018	55,000	59,056
Conagra Foods, Inc., 5.875%, 2014	150,000	163,841
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (z)	15,000	15,413
Kraft Foods, Inc., 6.125%, 2018	80,000	96,482
Pernod-Ricard S.A., 2.95%, 2017 (n)	150,000	151,519
Pinnacle Foods Finance LLC, 9.25%, 2015	45,000	46,238
Pinnacle Foods Finance LLC, 10.625%, 2017	10,000	10,550
Pinnacle Foods Finance LLC, 8.25%, 2017	10,000	10,850
TreeHouse Foods, Inc., 7.75%, 2018	30,000	32,513
Tyson Foods, Inc., 6.85%, 2016	70,000	79,450

		$879,302

Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2041	$110,000	$123,987

Forest & Paper Products – 0.7%
Boise, Inc., 8%, 2020	$30,000	$33,000
Cascades, Inc., 7.75%, 2017	25,000	25,000
Georgia-Pacific Corp., 8%, 2024	25,000	31,825
Graphic Packaging Holding Co., 7.875%, 2018	20,000	22,150
Tembec Industries, Inc., 11.25%, 2018 (z)	10,000	10,600
Votorantim Participacoes S.A., 6.75%, 2021 (n)	100,000	111,980

		$234,555

Gaming & Lodging – 2.1%
Boyd Gaming Corp., 7.125%, 2016	$30,000	$28,950
Caesars Operating Escrow LLC, 8.5%, 2020 (z)	5,000	5,088
Firekeepers Development Authority, 13.875%, 2015 (n)	30,000	33,375
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	65,000	41
GWR Operating Partnership LLP, 10.875%, 2017	20,000	21,875
Harrah’s Operating Co., Inc., 11.25%, 2017	75,000	81,750
Harrah’s Operating Co., Inc., 10%, 2018	2,000	1,510
Harrah’s Operating Co., Inc., 10%, 2018	29,000	22,403
Host Hotels & Resorts, Inc., 6.75%, 2016	30,000	30,900
Marriott International, Inc., 5.625%, 2013	80,000	83,083
MGM Mirage, 10.375%, 2014	5,000	5,669
MGM Mirage, 6.625%, 2015	10,000	10,275
MGM Mirage, 7.5%, 2016	5,000	5,150
MGM Resorts International, 11.375%, 2018	35,000	41,606

Issuer	Shares/Par		Value ($)

BONDS – continued
Gaming & Lodging – continued
MGM Resorts International, 9%, 2020		$30,000	$33,375
Penn National Gaming, Inc., 8.75%, 2019		50,000	56,125
Pinnacle Entertainment, Inc., 8.75%, 2020		25,000	27,313
Pinnacle Entertainment, Inc., 7.75%, 2022		15,000	15,713
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		35,000	35,525
Wyndham Worldwide Corp., 5.75%, 2018		90,000	100,221
Wyndham Worldwide Corp., 7.375%, 2020		20,000	24,058
Wynn Las Vegas LLC, 7.75%, 2020		35,000	38,456

			$702,461

Industrial – 0.2%
Altra Holdings, Inc., 8.125%, 2016		$25,000	$26,875
Mueller Water Products, Inc., 8.75%, 2020		26,000	29,120

			$55,995

Insurance – 1.7%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	105,000	$137,238
American International Group, Inc., 3%, 2015		40,000	40,275
American International Group, Inc., 8.175% to 2038, FRN to 2068		40,000	42,340
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		40,000	43,438
Principal Financial Group, Inc., 8.875%, 2019		80,000	102,120
Prudential Financial, Inc., 6.2%, 2015		80,000	88,454
Unum Group, 7.125%, 2016		90,000	102,753

			$556,618

Insurance – Health – 0.1%
AMERIGROUP Corp., 7.5%, 2019		$25,000	$27,375

Insurance – Property & Casualty – 2.3%
Aon Corp., 3.5%, 2015		$130,000	$136,244
AXIS Capital Holdings Ltd., 5.75%, 2014		130,000	139,139
AXIS Capital Holdings Ltd., 5.875%, 2020		40,000	41,860
CNA Financial Corp., 5.875%, 2020		100,000	107,199
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		45,000	60,188
PartnerRe Ltd., 5.5%, 2020		66,000	68,327
Travelers Cos., Inc., 3.9%, 2020		150,000	161,101
USI Holdings Corp., 9.75%, 2015 (z)		30,000	30,150

			$744,208

International Market Quasi-Sovereign – 2.4%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$120,000	$140,310
ING Bank N.V., 3.9%, 2014 (n)		150,000	157,800
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		400,000	387,997
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	105,597

			$791,704

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – 9.7%
Commonwealth of Australia, 5.75%, 2021	AUD	27,000	$31,695
Federal Republic of Germany, 3.75%, 2015	EUR	169,000	246,560
Federal Republic of Germany, 4.25%, 2018	EUR	69,000	109,290
Federal Republic of Germany, 6.25%, 2030	EUR	57,000	116,464
Government of Canada, 4.5%, 2015	CAD	60,000	65,952
Government of Canada, 4.25%, 2018	CAD	31,000	35,633
Government of Canada, 5.75%, 2033	CAD	11,000	16,567
Government of Japan, 1.7%, 2017	JPY	24,100,000	310,971
Government of Japan, 1.1%, 2020	JPY	12,000,000	148,734
Government of Japan, 2.1%, 2024	JPY	6,000,000	79,650
Government of Japan, 2.2%, 2027	JPY	13,200,000	174,499
Government of Japan, 2.4%, 2037	JPY	13,900,000	185,500
Kingdom of Belgium, 5.5%, 2017	EUR	79,000	120,840
Kingdom of Denmark, 3%, 2021	DKK	154,000	30,463
Kingdom of Spain, 4.6%, 2019	EUR	118,000	154,980
Kingdom of Sweden, 5%, 2020	SEK	110,000	20,710
Kingdom of the Netherlands, 3.75%, 2014	EUR	132,000	188,988
Kingdom of the Netherlands, 5.5%, 2028	EUR	15,000	26,991
Republic of Austria, 4.65%, 2018	EUR	55,000	84,034
Republic of Finland, 3.875%, 2017	EUR	15,000	22,522
Republic of France, 6%, 2025	EUR	38,000	65,738
Republic of France, 4.75%, 2035	EUR	80,000	125,357
Republic of Italy, 4.25%, 2015	EUR	62,000	84,724
Republic of Italy, 5.25%, 2017	EUR	189,000	263,528
Republic of Italy, 3.75%, 2021	EUR	71,000	86,966
United Kingdom Treasury, 8%, 2015	GBP	76,000	154,142
United Kingdom Treasury, 8%, 2021	GBP	56,000	134,779
United Kingdom Treasury, 4.25%, 2036	GBP	52,000	96,440

			$3,182,717

Local Authorities – 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$100,000	$101,048
Province of Ontario, 5.45%, 2016		95,000	110,387

			$211,435

Machinery & Tools – 1.0%
Atlas Copco AB, 5.6%, 2017 (n)		$135,000	$155,236
Case Corp., 7.25%, 2016		15,000	16,463
Case New Holland, Inc., 7.875%, 2017		85,000	98,813
CNH Capital LLC, 6.25%, 2016 (n)		5,000	5,361
Rental Service Corp., 9.5%, 2014		5,000	5,138
RSC Equipment Rental, Inc., 8.25%, 2021		30,000	31,950
UR Financing Escrow Corp., 5.75%, 2018 (z)		15,000	15,356
UR Financing Escrow Corp., 7.625%, 2022 (z)		14,000	14,385

			$342,702

Major Banks – 7.7%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$200,000	$202,902
Bank of America Corp., 7.375%, 2014		50,000	54,275
Bank of America Corp., 6.5%, 2016		170,000	186,912

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Barclays Bank PLC, 5.125%, 2020	$100,000	$104,596
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	88,750
BNP Paribas, FRN, 3.223%, 2014	18,000	18,168
Commonwealth Bank of Australia, 5%, 2019 (n)	80,000	86,418
DBS Bank Ltd., 2.35%, 2017 (n)	200,000	198,604
Goldman Sachs Group, Inc., 6%, 2014	50,000	53,602
Goldman Sachs Group, Inc., 5.75%, 2022	133,000	136,822
ING Bank N.V., 3.75%, 2017 (n)	339,000	335,770
Intesa Sanpaolo S.p.A., FRN, 2.891%, 2014 (n)	100,000	97,539
JPMorgan Chase & Co., 4.625%, 2021	90,000	94,056
JPMorgan Chase Capital XXII, 6.45%, 2087	71,000	71,000
JPMorgan Chase Capital XXVII, 7%, 2039	20,000	20,270
Macquarie Bank Ltd., 5%, 2017 (n)	79,000	79,601
Macquarie Group Ltd., 6%, 2020 (n)	108,000	107,869
Merrill Lynch & Co., Inc., 6.4%, 2017	30,000	32,716
Morgan Stanley, 6%, 2014	100,000	104,665
Morgan Stanley, 5.625%, 2019	100,000	98,842
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	55,000	46,613
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	103,848
SunTrust Banks, Inc., 3.5%, 2017	69,000	70,380
UFJ Finance Aruba AEC, 6.75%, 2013	70,000	74,292
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	49,000	53,349

		$2,521,859

Medical & Health Technology & Services – 2.8%
Aristotle Holding, Inc., 3.9%, 2022 (n)	$49,000	$49,525
Biomet, Inc., 10%, 2017	5,000	5,381
Biomet, Inc., 10.375%, 2017 (p)	15,000	16,160
Biomet, Inc., 11.625%, 2017	45,000	48,656
Cardinal Health, Inc., 5.8%, 2016	94,000	108,638
Davita, Inc., 6.375%, 2018	45,000	47,138
Davita, Inc., 6.625%, 2020	25,000	26,125
Emdeon, Inc., 11%, 2019 (n)	15,000	16,950
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	20,000	23,050
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (z)	10,000	10,300
HCA, Inc., 8.5%, 2019	95,000	105,569
HCA, Inc., 7.5%, 2022	35,000	37,275
HCA, Inc., 5.875%, 2022	15,000	15,019
HealthSouth Corp., 8.125%, 2020	70,000	76,650
Hospira, Inc., 6.05%, 2017	60,000	66,797
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	10,000	9,725
McKesson Corp., 5.7%, 2017	40,000	46,515
Owens & Minor, Inc., 6.35%, 2016	70,000	75,601
Physio-Control International, Inc., 9.875%, 2019 (z)	20,000	21,000
Tenet Healthcare Corp., 9.25%, 2015	20,000	22,200
Universal Health Services, Inc., 7%, 2018	25,000	26,750
Universal Hospital Services, Inc., 8.5%, 2015 (p)	35,000	35,831

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Universal Hospital Services, Inc., FRN, 4.12%, 2015	$10,000	$9,450
USPI Finance Corp., 9%, 2020 (z)	5,000	5,150
Vanguard Health Systems, Inc., 8%, 2018	25,000	25,500

		$930,955

Metals & Mining – 2.0%
ArcelorMittal, 5.5%, 2021	$210,000	$206,110
Cloud Peak Energy, Inc., 8.25%, 2017	45,000	45,900
Cloud Peak Energy, Inc., 8.5%, 2019	50,000	52,125
Consol Energy, Inc., 8%, 2017	20,000	20,850
Consol Energy, Inc., 8.25%, 2020	15,000	15,675
FMG Resources, 6%, 2017 (z)	15,000	14,850
Fortescue Metals Group Ltd., 6.875%, 2018 (n)	10,000	10,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	30,000	31,500
Peabody Energy Corp., 6%, 2018 (n)	10,000	9,800
Peabody Energy Corp., 6.25%, 2021 (n)	10,000	9,800
Southern Copper Corp., 6.75%, 2040	100,000	108,066
Vale Overseas Ltd., 4.375%, 2022	90,000	90,400
Vale Overseas Ltd., 6.875%, 2039	33,000	38,548

		$653,624

Mortgage-Backed – 1.3%
Fannie Mae, 6%, 2017	$36,025	$39,014
Fannie Mae, 5.5%, 2020 (f)	173,570	189,703
Fannie Mae, 5.5%, 2034	92,591	101,753
Freddie Mac, 4.224%, 2020	94,792	105,177

		$435,647

Natural Gas – Distribution – 0.1%
AmeriGas Finance LLC, 6.75%, 2020	$25,000	$25,375
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	15,000	13,538

		$38,913

Natural Gas – Pipeline – 2.6%
Atlas Pipeline Partners LP, 8.75%, 2018	$50,000	$53,250
Crosstex Energy, Inc., 8.875%, 2018	45,000	47,813
El Paso Corp., 7%, 2017	45,000	50,109
El Paso Corp., 7.75%, 2032	50,000	56,937
Enbridge Energy Partners LP, 4.2%, 2021	130,000	135,478
Energy Transfer Equity LP, 7.5%, 2020	45,000	49,950
Energy Transfer Partners LP, 6.5%, 2042	87,000	91,675
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	20,000	21,800
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	12,000	12,900
Kinder Morgan Energy Partners LP, 5.85%, 2012	97,000	99,007
Kinder Morgan Energy Partners LP, 6.375%, 2041	130,000	142,688
Rockies Express Pipeline, 5.625%, 2020 (n)	16,000	13,600
Spectra Energy Capital LLC, 8%, 2019	66,000	83,394

		$858,601

Network & Telecom – 2.7%
AT&T, Inc., 5.5%, 2018	$70,000	$82,470
AT&T, Inc., 3.875%, 2021	80,000	84,616

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – continued
Centurylink, Inc., 5.8%, 2022	$120,000	$117,181
Cincinnati Bell, Inc., 8.25%, 2017	10,000	10,213
Cincinnati Bell, Inc., 8.75%, 2018	20,000	18,675
Citizens Communications Co., 9%, 2031	25,000	24,250
France Telecom, 4.375%, 2014	80,000	85,429
France Telecom, 5.375%, 2042	136,000	143,779
Frontier Communications Corp., 8.125%, 2018	20,000	21,150
Qwest Communications International, Inc., 7.125%, 2018 (n)	35,000	37,363
Qwest Corp., 7.5%, 2014	65,000	72,467
Verizon Communications, Inc., 8.75%, 2018	80,000	108,562
Windstream Corp., 8.125%, 2018	5,000	5,350
Windstream Corp., 7.75%, 2020	60,000	64,200
Windstream Corp., 7.75%, 2021	10,000	10,700

		$886,405

Oil Services – 0.3%
Chesapeake Energy Corp., 6.625%, 2019 (n)	$10,000	$9,925
Dresser-Rand Group, Inc., 6.5%, 2021	10,000	10,450
Pioneer Drilling Co., 9.875%, 2018	45,000	47,700
Unit Corp., 6.625%, 2021	20,000	20,450

		$88,525

Oils – 0.2%
Phillips 66, 4.3%, 2022 (n)	$60,000	$61,032

Other Banks & Diversified Financials – 3.7%
Citigroup, Inc., 6.375%, 2014	$80,000	$86,800
Citigroup, Inc., 6.01%, 2015	60,000	65,190
Citigroup, Inc., 8.5%, 2019	52,000	64,110
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	102,000	108,020
HSBC Holdings PLC, 4%, 2022	210,000	208,156
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	110,000	112,978
Rabobank Nederland N.V., 3.375%, 2017	59,000	60,318
Santander Holdings USA, Inc., 4.625%, 2016	10,000	10,133
Santander International Debt S.A., 2.991%, 2013 (n)	200,000	199,048
Santander UK PLC, 8.963% to 2030, FRN to 2049	68,000	68,680
Svenska Handelsbanken AB, 4.875%, 2014 (n)	110,000	116,895
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	120,000	116,100

		$1,216,428

Pharmaceuticals – 1.8%
Celgene Corp., 3.95%, 2020	$130,000	$132,377
Pfizer, Inc., 6.2%, 2019	160,000	200,224
Roche Holdings, Inc., 6%, 2019 (n)	140,000	170,730
Teva Pharmaceutical Finance LLC, 5.55%, 2016	39,000	44,193
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (z)	10,000	10,175
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)	20,000	19,900

		$577,599

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pollution Control – 0.3%
Republic Services, Inc., 5.25%, 2021	$80,000	$91,216

Printing & Publishing – 0.2%
American Media, Inc., 13.5%, 2018 (z)	$3,347	$2,527
Nielsen Finance LLC, 11.5%, 2016	13,000	14,983
Nielsen Finance LLC, 7.75%, 2018	30,000	33,075

		$50,585

Railroad & Shipping – 0.3%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$15,000	$16,144
Panama Canal Railway Co., 7%, 2026 (n)	91,400	86,492

		$102,636

Real Estate – 1.8%
Boston Properties LP, REIT, 3.7%, 2018	$47,000	$48,611
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	15,000	13,500
Entertainment Properties Trust, REIT, 7.75%, 2020	30,000	31,545
HCP, Inc., REIT, 5.375%, 2021	95,000	102,370
Kennedy Wilson, Inc., 8.75%, 2019	15,000	15,638
Kimco Realty Corp., REIT, 6.875%, 2019	22,000	25,721
MPT Operating Partnership LP, REIT, 6.875%, 2021	25,000	26,125
Simon Property Group, Inc., REIT, 6.1%, 2016	190,000	218,551
WEA Finance LLC, REIT, 5.4%, 2012 (n)	50,000	51,044
WEA Finance LLC, REIT, 6.75%, 2019 (n)	60,000	69,374

		$602,479

Retailers – 2.2%
Academy Ltd., 9.25%, 2019 (n)	$25,000	$25,656
AutoZone, Inc., 6.5%, 2014	150,000	164,162
Burlington Coat Factory Warehouse Corp., 10%, 2019	30,000	31,200
J. Crew Group, Inc., 8.125%, 2019	25,000	25,438
Kohl’s Corp., 4%, 2021	42,000	43,328
Limited Brands, Inc., 5.25%, 2014	25,000	26,500
Limited Brands, Inc., 6.9%, 2017	25,000	27,813
Limited Brands, Inc., 7%, 2020	10,000	11,150
Limited Brands, Inc., 6.95%, 2033	15,000	14,400
Macy’s, Inc., 7.875%, 2015	120,000	141,200
Neiman Marcus Group, Inc., 10.375%, 2015	30,000	31,238
QVC, Inc., 7.375%, 2020 (n)	25,000	27,500
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	10,000	10,650
Staples, Inc., 9.75%, 2014	80,000	90,897
Toys “R” Us Property Co. II LLC, 8.5%, 2017	15,000	15,656
Toys “R” Us, Inc., 10.75%, 2017	30,000	32,850
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	15,000	15,281

		$734,919

Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 2021	$80,000	$84,809
Koppers, Inc., 7.875%, 2019	10,000	10,675

		$95,484

Issuer	Shares/Par	Value ($)

BONDS – continued
Specialty Stores – 0.1%
Michaels Stores, Inc., 11.375%, 2016	$25,000	$26,564
Michaels Stores, Inc., 7.75%, 2018	20,000	21,300

		$47,864

Supermarkets – 0.3%
Delhaize Group, 5.875%, 2014	$90,000	$96,776

Telecommunications – Wireless – 2.2%
American Tower Corp., 4.625%, 2015	$40,000	$42,607
American Tower Corp., REIT, 4.7%, 2022	82,000	82,659
Clearwire Corp., 12%, 2015 (n)	40,000	39,400
Cricket Communications, Inc., 7.75%, 2020	40,000	39,300
Crown Castle International Corp., 9%, 2015	20,000	22,000
Crown Castle International Corp., 7.125%, 2019	85,000	92,863
Crown Castle Towers LLC, 6.113%, 2020 (n)	104,000	115,589
MetroPCS Wireless, Inc., 7.875%, 2018	25,000	26,313
Rogers Cable, Inc., 5.5%, 2014	79,000	85,604
Sprint Capital Corp., 6.875%, 2028	25,000	19,125
Sprint Nextel Corp., 6%, 2016	40,000	35,700
Sprint Nextel Corp., 8.375%, 2017	35,000	33,775
Sprint Nextel Corp., 9%, 2018 (n)	5,000	5,488
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	100,000	98,500

		$738,923

Telephone Services – 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$10,000	$10,650
Level 3 Financing, Inc., 9.375%, 2019	25,000	27,313
Level 3 Financing, Inc., 8.625%, 2020 (z)	20,000	21,000

		$58,963

Tobacco – 1.3%
Altria Group, Inc., 9.25%, 2019	$130,000	$174,815
Lorillard Tobacco Co., 8.125%, 2019	37,000	45,939
Lorillard Tobacco Co., 6.875%, 2020	50,000	58,748
Reynolds American, Inc., 6.75%, 2017	135,000	160,820

		$440,322

Transportation – 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$26,000	$22,750

Transportation – Services – 1.1%
ACL I Corp., 10.625%, 2016 (n)(p)	$38,793	$38,289
Avis Budget Car Rental LLC, 8.25%, 2019 (z)	5,000	5,211
Avis Budget Car Rental LLC , 9.75%, 2020	10,000	10,925
Commercial Barge Line Co., 12.5%, 2017	65,000	73,044
Erac USA Finance Co., 6.375%, 2017 (n)	110,000	126,240
Hertz Corp., 7.5%, 2018	20,000	21,225
Navios Maritime Acquisition Corp., 8.625%, 2017	40,000	36,000
Navios Maritime Holdings, Inc., 8.875%, 2017	20,000	20,500
Swift Services Holdings, Inc., 10%, 2018	40,000	43,550

		$374,984

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – 1.5%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$20,000	$20,985
Small Business Administration, 6.35%, 2021	37,491	41,406
Small Business Administration, 4.34%, 2024	86,259	93,402
Small Business Administration, 4.99%, 2024	103,561	113,935
Small Business Administration, 4.86%, 2025	121,641	133,609
Small Business Administration, 4.625%, 2025	47,970	52,207
Small Business Administration, 5.11%, 2025	43,986	48,692

		$504,236

Utilities – Electric Power – 4.4%
AES Corp., 8%, 2017	$55,000	$61,944
Allegheny Energy, Inc., 5.75%, 2019 (n)	90,000	97,607
Atlantic Power Corp., 9%, 2018 (z)	15,000	15,150
Calpine Corp., 8%, 2016 (n)	35,000	38,063
Calpine Corp., 7.875%, 2020 (n)	45,000	48,938
CMS Energy Corp., 4.25%, 2015	90,000	93,379
CMS Energy Corp., 5.05%, 2022	64,000	64,401
Covanta Holding Corp., 7.25%, 2020	20,000	21,517
Covanta Holding Corp., 6.375%, 2022	5,000	5,080
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	25,000	27,750
Duke Energy Corp., 3.35%, 2015	140,000	148,581
Edison Mission Energy, 7%, 2017	35,000	22,050
EDP Finance B.V., 6%, 2018 (n)	130,000	114,892
Energy Future Holdings Corp., 10%, 2020	45,000	48,825
Energy Future Holdings Corp., 10%, 2020	85,000	92,650
Energy Future Holdings Corp., 11.75%, 2022 (z)	10,000	10,225
Exelon Generation Co. LLC, 5.35%, 2014	40,000	42,894
Exelon Generation Co. LLC, 5.2%, 2019	65,000	72,145
GenOn Energy, Inc., 9.5%, 2018	10,000	9,200
GenOn Energy, Inc., 9.875%, 2020	55,000	50,050
NRG Energy, Inc., 7.375%, 2017	20,000	20,800
NRG Energy, Inc., 8.25%, 2020	80,000	78,800
PPL WEM Holdings PLC, 3.9%, 2016 (n)	110,000	114,447
Progress Energy, Inc., 3.15%, 2022	152,000	148,571
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	20,000	13,050

		$1,461,009

Total Bonds		$31,243,480

Issuer	Shares/Par	Value ($)

PREFERRED STOCKS – 0.2%
Other Banks & Diversified Financials – 0.2%
Ally Financial, Inc., 7% (z)	20	$16,662
Ally Financial, Inc., “A”, 8.5%	2,210	47,957
GMAC Capital Trust I, 8.125%	1,075	24,843

Total Preferred Stocks		$89,462

CONVERTIBLE BONDS – 0.1%
Network & Telecom – 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$35,000	$34,213

COMMON STOCKS – 0.1%
Automotive – 0.0%
Accuride Corp. (a)	791	$6,874

Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a)	4	$11,600

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	858	$4,762

Total Common Stocks		$23,236

CONVERTIBLE PREFERRED STOCKS – 0.1%
Automotive – 0.1%
General Motors Co., 4.75%	520	$21,762

	Strike Price	First Exercise
WARRANTS – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	7	$20,300

FLOATING RATE LOANS (g)(r) – 0.0%
Financial Institutions – 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$14,622	$13,461

MONEY MARKET FUNDS – 3.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	1,180,194	$1,180,194

Total Investments		$32,626,108

OTHER ASSETS, LESS LIABILITIES – 0.8%		259,498

Net Assets – 100.0%		$32,885,606

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(e)	Guaranteed by Minister for Finance of Ireland.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,496,537 representing 22.8% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11	$18,750	$16,662
American Media, Inc., 13.5%, 2018	12/22/10	3,395	2,527
Atlantic Power Corp., 9%, 2018	10/26/11-3/02/12	14,919	15,150
Avis Budget Car Rental LLC, 8.25%, 2019	3/26/12	5,175	5,211
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.841%, 2040	3/01/06	170,638	96,168
BreitBurn Energy Partners LP, 7.875%, 2022	1/10/12	14,875	15,300
CDW LLC/CDW Finance Corp., 8.5%, 2019	2/02/12	5,216	5,311
CEZ A.S., 4.25%, 2022	3/27/12	198,600	198,909
CIT Group, Inc., 5.5%, 2019	2/02/12	36,000	36,720
Caesars Operating Escrow LLC, 8.5%, 2020	2/09/12	5,000	5,088
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020	2/29/12-3/06/12	14,863	14,700
Crest Ltd., “A1” CDO, FRN, 0.952%, 2018	1/21/10	59,813	68,237
Dynacast International LLC, 9.25%, 2019	7/12/11-7/14/11	20,234	20,900
Energy Future Holdings Corp., 11.75%, 2022	2/01/12-2/03/12	9,965	10,225
FMG Resources, 6%, 2017	3/14/12	15,000	14,850
Falcon Franchise Loan LLC, FRN, 4.59%, 2025	1/29/03	13,798	22,770
Fidelity National Information Services, Inc., 5%, 2022	3/05/12	10,000	9,850
First Union National Bank Commercial Mortgage Trust, FRN, 1.542%, 2043	12/11/03	86	96
Fresenius Medical Care Capital Trust III, 5.625%, 2019	1/17/12	10,000	10,300
Icahn Enterprises LP, 8%, 2018	1/27/12	15,514	15,600
JBS USA LLC/JBS USA Finance, 8.25%, 2020	1/25/12-1/31/12	15,040	15,413
LBI Media, Inc., 8.5%, 2017	7/18/07	29,685	9,075
Lawson Software, Inc., 9.375%, 2019	3/29/12	5,000	5,175
Level 3 Financing, Inc., 8.625%, 2020	1/10/12-1/11/12	20,037	21,000
Local TV Finance LLC, 9.25%, 2015	11/28/07-2/16/11	40,534	41,895
Morgan Stanley Capital I, Inc., FRN, 1.34%, 2039	7/20/04	14,329	13,740
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	20,369	21,000
Prudential Securities Secured Financing Corp., FRN, 7.254%, 2013	12/06/04	173,678	170,805
Salomon Brothers Mortgage Securities, Inc., FRN, 7.156%, 2032	1/07/05	135,928	137,218
Tembec Industries, Inc., 11.25%, 2018	2/17/12	10,544	10,600
Townsquare Radio LLC, 9%, 2019	3/30/12	9,900	9,900
TransUnion Holding Co., Inc., 9.625%, 2018	3/02/12	10,000	10,525
UR Financing Escrow Corp., 5.75%, 2018	2/24/12	15,000	15,356
UR Financing Escrow Corp., 7.625%, 2022	2/24/12	14,000	14,385
USG Corp., 7.875%, 2020	3/29/12	9,928	10,013
USI Holdings Corp., 9.75%, 2015	5/07/07	30,340	30,150
USPI Finance Corp., 9%, 2020	3/20/12	5,000	5,150
Valeant Pharmaceuticals International, Inc., 6.5%, 2016	2/28/12	10,258	10,175
Videotron Ltee, 5%, 2022	2/29/12-3/01/12	15,075	14,850
Total Restricted Securities			$1,150,999
% of Net assets			3.5%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 3/31/12

Forward Foreign Currency Exchange Contracts at 3/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	30,859	4/12/12	$33,174	$31,933	$1,241
BUY	CNY	Deutsche Bank AG	1,149,000	5/16/12	181,517	182,322	805
BUY	EUR	Barclays Bank PLC	115,744	4/12/12	147,340	154,374	7,034
BUY	EUR	Citibank N.A.	273,649	4/12/12	361,310	364,980	3,670
BUY	EUR	Credit Suisse Group	115,744	4/12/12	147,327	154,374	7,047
SELL	JPY	JPMorgan Chase Bank N.A.	10,107,356	4/12/12	131,331	122,123	9,208
BUY	SEK	Goldman Sachs International	18,420	4/12/12	2,650	2,783	133
BUY	SEK	Merrill Lynch International Bank	18,420	4/12/12	2,649	2,783	134

							$29,272

Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	115,023	4/12/12	$111,867	$115,294	$(3,427)
SELL	DKK	Credit Suisse Group	170,992	4/12/12	30,625	30,648	(23)
BUY	EUR	Barclays Bank PLC	139,064	4/12/12	187,084	185,476	(1,608)
SELL	EUR	UBS AG	984,241	6/15/12	1,291,304	1,313,178	(21,874)
SELL	GBP	Barclays Bank PLC	110,068	4/12/12	169,964	176,044	(6,080)
SELL	GBP	Citibank N.A.	9,727	4/12/12	15,417	15,558	(141)
SELL	GBP	Deutsche Bank AG	110,068	4/12/12	169,964	176,044	(6,080)
BUY	IDR	JPMorgan Chase Bank N.A.	488,308,000	4/11/12	53,461	53,360	(101)
BUY	JPY	Citibank N.A.	29,151,164	4/12/12	357,416	352,221	(5,195)
SELL	SEK	Credit Suisse Group	139,612	4/12/12	21,041	21,095	(54)

							$(44,583)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 3/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	7	$906,391	June - 2012	$9,710

Swap Agreements at 3/31/12

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	160,000	Goldman Sachs International (a)	1.0% (fixed rate)	(1)	$2,212

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A rated credit default index. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $182.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At March 31, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Equity Securities	$101,436	$48,562	$4,762	$154,760
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	504,236	—	504,236
Non-U.S. Sovereign Debt	—	5,047,249	—	5,047,249
Corporate Bonds	—	18,807,210	—	18,807,210
Residential Mortgage-Backed Securities	—	435,647	—	435,647
Commercial Mortgage-Backed Securities	—	363,110	—	363,110
Asset-Backed Securities (including CDOs)	—	366,908	—	366,908
Foreign Bonds	—	5,753,333	—	5,753,333
Floating Rate Loans	—	13,461	—	13,461
Mutual Funds	1,180,194	—	—	1,180,194
Total Investments	$1,281,630	$31,339,716	$4,762	$32,626,108

Other Financial Instruments
Futures	$9,710	$—	$—	$9,710
Swaps	—	2,212	—	2,212
Forward Foreign Currency Exchange Contracts	—	(15,311)	—	(15,311)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/11	$10,202
Change in unrealized appreciation (depreciation)	(5,440)
Balance as of 3/31/12	$4,762

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2012 is $(5,440).

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$31,531,850
Gross unrealized appreciation	$1,870,206
Gross unrealized depreciation	(775,948)
Net unrealized appreciation (depreciation)	$1,094,258

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,191,135	2,181,996	(2,192,937)	1,180,194

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$331	$1,180,194

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2012, are as follows:

United States	66.7%
United Kingdom	3.7%
Netherlands	3.4%
France	3.1%
Japan	3.0%
Canada	2.8%
Italy	1.9%
Germany	1.9%
Brazil	1.8%
Other Countries	11.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Total Return Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 60.6%
Aerospace – 4.5%
Honeywell International, Inc.	411,412	$25,117,179
Huntington Ingalls Industries, Inc. (a)	23,519	946,405
Lockheed Martin Corp.	458,003	41,156,150
Northrop Grumman Corp.	138,197	8,441,073
Precision Castparts Corp.	35,350	6,112,015
United Technologies Corp.	389,260	32,285,224

		$114,058,046

Alcoholic Beverages – 0.8%
Diageo PLC	862,413	$20,725,942

Automotive – 0.8%
Delphi Automotive PLC (a)	151,550	$4,788,980
General Motors Co. (a)	124,410	3,191,117
Johnson Controls, Inc.	393,130	12,768,862

		$20,748,959

Broadcasting – 2.3%
Omnicom Group, Inc.	306,170	$15,507,511
Viacom, Inc., “B”	394,240	18,710,630
Walt Disney Co.	511,390	22,388,654

		$56,606,795

Brokerage & Asset Managers – 1.0%
Blackrock, Inc.	69,101	$14,158,795
Franklin Resources, Inc.	93,625	11,612,309

		$25,771,104

Business Services – 0.9%
Accenture PLC, “A”	256,740	$16,559,730
Dun & Bradstreet Corp.	51,530	4,366,137
Fiserv, Inc. (a)	40,430	2,805,438

		$23,731,305

Cable TV – 0.7%
Comcast Corp., “Special A”	577,720	$17,048,517

Chemicals – 2.2%
3M Co.	269,740	$24,063,505
Celanese Corp.	110,170	5,087,651
E.I. du Pont de Nemours & Co.	123,310	6,523,099
PPG Industries, Inc.	191,710	18,365,818

		$54,040,073

Computer Software – 1.3%
Check Point Software Technologies Ltd. (a)	82,470	$5,264,885
Microsoft Corp.	139,960	4,513,710
Oracle Corp.	813,682	23,726,967

		$33,505,562

Computer Software – Systems – 1.2%
Hewlett-Packard Co.	333,261	$7,941,610
International Business Machines Corp.	101,980	21,278,127

		$29,219,737

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.5%
Sherwin-Williams Co.	35,570	$3,865,392
Stanley Black & Decker, Inc.	122,919	9,459,846

		$13,325,238

Consumer Products – 0.8%
Procter & Gamble Co.	248,151	$16,678,229
Reckitt Benckiser Group PLC	71,293	4,028,794

		$20,707,023

Electrical Equipment – 1.7%
Danaher Corp.	499,870	$27,992,720
Tyco International Ltd.	256,760	14,424,777

		$42,417,497

Electronics – 0.7%
ASML Holding N.V.	113,651	$5,698,461
Intel Corp.	272,758	7,667,227
Microchip Technology, Inc.	109,560	4,075,632

		$17,441,320

Energy – Independent – 2.7%
Anadarko Petroleum Corp.	73,350	$5,746,239
Apache Corp.	201,020	20,190,449
EOG Resources, Inc.	38,110	4,234,021
EQT Corp.	84,380	4,067,960
Noble Energy, Inc.	115,700	11,313,146
Occidental Petroleum Corp.	225,780	21,501,029

		$67,052,844

Energy – Integrated – 3.0%
Chevron Corp.	269,362	$28,886,381
Exxon Mobil Corp.	484,712	42,039,072
Hess Corp.	81,310	4,793,225

		$75,718,678

Engineering – Construction – 0.2%
Fluor Corp.	83,020	$4,984,521

Food & Beverages – 2.7%
General Mills, Inc.	396,180	$15,629,301
Groupe Danone	151,178	10,545,042
J.M. Smucker Co.	34,990	2,846,786
Kellogg Co.	68,577	3,677,785
Nestle S.A.	333,104	20,959,685
PepsiCo, Inc.	217,920	14,458,992

		$68,117,591

Food & Drug Stores – 1.1%
CVS Caremark Corp.	346,460	$15,521,408
Kroger Co.	166,190	4,026,784
Walgreen Co.	248,970	8,338,005

		$27,886,197

General Merchandise – 1.2%
Kohl’s Corp.	194,180	$9,714,825

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – continued
Target Corp.	368,020	$21,444,525

		$31,159,350

Health Maintenance Organizations – 0.2%
Aetna, Inc.	83,590	$4,192,874

Insurance – 4.1%
ACE Ltd.	260,270	$19,051,764
Aon Corp.	280,350	13,753,971
Chubb Corp.	79,700	5,508,067
MetLife, Inc.	675,460	25,228,431
Prudential Financial, Inc.	365,820	23,189,330
Travelers Cos., Inc.	276,370	16,361,104

		$103,092,667

Leisure & Toys – 0.4%
Hasbro, Inc.	290,630	$10,671,934

Machinery & Tools – 0.4%
Eaton Corp.	215,500	$10,738,365

Major Banks – 7.2%
Bank of America Corp.	1,070,480	$10,244,494
Bank of New York Mellon Corp.	1,049,412	25,322,312
Goldman Sachs Group, Inc.	248,450	30,899,727
JPMorgan Chase & Co.	1,227,914	56,459,486
PNC Financial Services Group, Inc.	160,770	10,368,057
State Street Corp.	325,730	14,820,715
SunTrust Banks, Inc.	167,430	4,046,783
Wells Fargo & Co.	864,450	29,512,323

		$181,673,897

Medical & Health Technology & Services – 0.3%
AmerisourceBergen Corp.	108,520	$4,306,074
Quest Diagnostics, Inc.	70,440	4,307,406

		$8,613,480

Medical Equipment – 2.4%
Becton, Dickinson & Co.	108,740	$8,443,661
Covidien PLC	159,240	8,707,243
Medtronic, Inc.	386,330	15,140,273
St. Jude Medical, Inc.	261,210	11,574,215
Thermo Fisher Scientific, Inc.	268,290	15,126,190

		$58,991,582

Metals & Mining – 0.1%
Cliffs Natural Resources, Inc.	38,160	$2,642,962

Natural Gas – Pipeline – 0.3%
Williams Cos., Inc.	249,458	$7,685,801

Network & Telecom – 0.5%
Cisco Systems, Inc.	553,540	$11,707,371

Oil Services – 0.5%
Schlumberger Ltd.	46,450	$3,248,249
Transocean, Inc.	154,690	8,461,543

		$11,709,792

Other Banks & Diversified Financials – 1.3%
American Express Co.	68,320	$3,952,995
MasterCard, Inc., “A”	11,260	4,735,280

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Visa, Inc., “A”	66,240	$7,816,320
Western Union Co.	663,690	11,680,944
Zions Bancorporation	173,740	3,728,460

		$31,913,999

Pharmaceuticals – 4.3%
Abbott Laboratories	441,030	$27,030,729
Bayer AG	49,460	3,478,983
Johnson & Johnson	487,660	32,166,054
Merck & Co., Inc.	136,010	5,222,784
Pfizer, Inc.	1,604,996	36,369,209
Roche Holding AG	22,235	3,869,634

		$108,137,393

Printing & Publishing – 0.2%
Moody’s Corp.	89,290	$3,759,109

Railroad & Shipping – 0.3%
Canadian National Railway Co.	57,170	$4,541,013
Union Pacific Corp.	27,580	2,964,298

		$7,505,311

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc.	171,110	$15,707,898

Specialty Stores – 0.5%
Advance Auto Parts, Inc.	68,970	$6,108,673
Staples, Inc.	460,530	7,451,375

		$13,560,048

Telecommunications – Wireless – 0.8%
Vodafone Group PLC	7,041,674	$19,395,169

Telephone Services – 1.4%
AT&T, Inc.	955,674	$29,845,699
CenturyLink, Inc.	107,731	4,163,803

		$34,009,502

Tobacco – 2.5%
Altria Group, Inc.	179,973	$5,555,767
Lorillard, Inc.	14,870	1,925,368
Philip Morris International, Inc.	617,590	54,724,650
Reynolds American, Inc.	36,100	1,495,984

		$63,701,769

Trucking – 0.4%
United Parcel Service, Inc., “B”	126,100	$10,178,792

Utilities – Electric Power – 1.6%
American Electric Power Co., Inc.	146,180	$5,639,624
Exelon Corp.	83,420	3,270,898
NRG Energy, Inc. (a)	179,610	2,814,489
PG&E Corp.	220,060	9,552,805
PPL Corp.	321,460	9,084,460
Public Service Enterprise Group, Inc.	291,530	8,923,733

		$39,286,009

Total Common Stocks		$1,523,142,023

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – 38.0%
Agency – Other – 0.0%
Financing Corp., 9.65%, 2018	$740,000	$1,083,426

Asset-Backed & Securitized – 1.9%
Anthracite Ltd., “A”, CDO, FRN, 0.691%, 2017 (n)	$1,933,120	$1,875,126
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.841%, 2040 (z)	2,053,793	1,157,476
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	1,928,923	1,924,100
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	4,124,280	4,511,294
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	3,818,128	4,156,357
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,315,181	856,814
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	5,932,741
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	2,622,132
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.983%, 2051	5,259,422	5,649,566
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	2,698,235
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.215%, 2041	2,550,000	2,736,204
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,155,262	3,530,479
Merrill Lynch Mortgage Trust, FRN, “A3”, 5.839%, 2050	808,563	845,349
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.736%, 2050	4,602,142	4,987,051
Morgan Stanley Capital I, Inc., FRN, 0.784%, 2030 (i)(n)	2,628,091	66,662
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	418,454	420,219
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	2,164,000	1,220,275
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,807,516	1,670,995

		$46,861,075

Automotive – 0.2%
Toyota Motor Credit Corp., 3.2%, 2015	$1,430,000	$1,519,304
Toyota Motor Credit Corp., 3.4%, 2021	2,050,000	2,105,428
Volkswagen International Finance N.V., 2.375%, 2017 (n)	1,948,000	1,954,629

		$5,579,361

Broadcasting – 0.1%
Hearst-Argyle Television, Inc., 7.5%, 2027	$1,871,000	$1,315,803
News America, Inc., 8.5%, 2025	1,586,000	1,971,070

		$3,286,873

Cable TV – 0.4%
Cox Communications, Inc., 4.625%, 2013	$2,949,000	$3,080,941
DIRECTV Holdings LLC, 4.6%, 2021	2,930,000	3,087,277

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – continued
Time Warner Entertainment Co. LP, 8.375%, 2033	$3,421,000	$4,569,974

		$10,738,192

Conglomerates – 0.1%
Kennametal, Inc., 7.2%, 2012	$2,140,000	$2,166,121

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,074,000	$1,150,593

Emerging Market Quasi-Sovereign – 0.3%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$746,000	$764,273
Petrobras International Finance Co., 5.375%, 2021	882,000	949,684
Petrobras International Finance Co., 6.75%, 2041	637,000	738,770
Petroleos Mexicanos, 8%, 2019	1,753,000	2,217,545
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	1,930,637	2,070,608

		$6,740,880

Emerging Market Sovereign – 0.3%
Republic of Peru, 7.35%, 2025	$184,000	$251,344
Russian Federation, 3.625%, 2015 (z)	5,000,000	5,200,000
United Mexican States, 4.75%, 2044	3,200,000	3,136,000

		$8,587,344

Energy – Integrated – 0.5%
BP Capital Markets PLC, 4.5%, 2020	$683,000	$750,269
BP Capital Markets PLC, 4.742%, 2021	1,966,000	2,201,906
Hess Corp., 8.125%, 2019	700,000	903,998
Husky Energy, Inc., 5.9%, 2014	1,758,000	1,924,208
Husky Energy, Inc., 7.25%, 2019	1,793,000	2,210,695
Petro-Canada, 6.05%, 2018	3,647,000	4,348,876

		$12,339,952

Financial Institutions – 0.1%
General Electric Capital Corp., 5.45%, 2013	$1,963,000	$2,035,904

Food & Beverages – 0.1%
Anheuser-Busch InBev Worldwide, Inc., 8%, 2039	$2,330,000	$3,481,679

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$2,078,000	$2,437,097

Gaming & Lodging – 0.0%
Wyndham Worldwide Corp., 6%, 2016	$15,000	$16,720

Insurance – 0.2%
MetLife, Inc., 4.75%, 2021	$740,000	$811,696
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	1,200,000	1,254,332
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,060,000	1,151,103
Prudential Financial, Inc., 6.625%, 2040	980,000	1,145,939

		$4,363,070

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – Property & Casualty – 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$3,516,000	$3,630,270
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)	243,000	242,696
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	990,000	955,350

		$4,828,316

International Market Quasi-Sovereign – 0.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$1,228,000	$1,283,638
ING Bank N.V., 3.9%, 2014 (n)	2,900,000	3,050,797
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	3,600,000	3,491,975
KFW International Finance, Inc., 4.875%, 2019	2,980,000	3,524,985
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	5,190,000	5,199,243
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,664,000	1,738,514

		$18,289,152

Local Authorities – 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$2,405,000	$3,401,031

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$3,584,235

Major Banks – 1.7%
ABN AMRO Bank N.V., FRN, 2.323%, 2014 (n)	$4,710,000	$4,722,043
Bank of America Corp., 7.375%, 2014	1,160,000	1,259,215
Bank of America Corp., 5.49%, 2019	2,160,000	2,165,115
Bank of America Corp., 7.625%, 2019	1,640,000	1,891,110
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,042,000	924,775
Commonwealth Bank of Australia, 5%, 2019 (n)	1,620,000	1,749,968
Credit Suisse New York, 5.5%, 2014	3,360,000	3,602,921
Goldman Sachs Group, Inc., 5.625%, 2017	2,680,000	2,815,008
HSBC USA, Inc., 4.875%, 2020	1,700,000	1,741,907
ING Bank N.V., 3.75%, 2017 (n)	3,410,000	3,377,510
JPMorgan Chase & Co., 6.3%, 2019	2,760,000	3,189,219
JPMorgan Chase Capital XXII, 6.45%, 2087	1,295,000	1,295,000
JPMorgan Chase Capital XXVII, 7%, 2039	339,000	343,577
Merrill Lynch & Co., Inc., 6.15%, 2013	2,480,000	2,583,220
Morgan Stanley, 6.625%, 2018	1,980,000	2,084,968
PNC Funding Corp., 5.625%, 2017	2,078,000	2,319,063
Royal Bank of Scotland PLC, 6.125%, 2021	2,780,000	2,975,556
Wachovia Corp., 5.25%, 2014	2,143,000	2,306,584

		$41,346,759

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – 0.3%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$2,980,000	$3,013,677
CareFusion Corp., 6.375%, 2019	2,550,000	2,963,059
Hospira, Inc., 6.05%, 2017	1,927,000	2,145,294

		$8,122,030

Metals & Mining – 0.2%
ArcelorMittal, 9.85%, 2019	$1,278,000	$1,537,792
ArcelorMittal, 5.25%, 2020	1,400,000	1,370,519
Vale Overseas Ltd., 4.625%, 2020	669,000	703,706
Vale Overseas Ltd., 6.875%, 2039	525,000	613,263

		$4,225,280

Mortgage-Backed – 12.3%
Fannie Mae, 4.719%, 2012	$1,236,675	$1,236,092
Fannie Mae, 4.01%, 2013	223,944	229,601
Fannie Mae, 4.02%, 2013	997,881	1,026,064
Fannie Mae, 4.766%, 2013	120,277	122,149
Fannie Mae, 4.845%, 2013	397,336	408,493
Fannie Mae, 5.37%, 2013 - 2018	2,501,841	2,738,822
Fannie Mae, 4.563%, 2014	987,152	1,041,429
Fannie Mae, 4.841%, 2014	1,681,613	1,778,792
Fannie Mae, 4.872%, 2014	876,548	906,869
Fannie Mae, 4.94%, 2015	379,000	413,145
Fannie Mae, 5.19%, 2015	407,832	447,332
Fannie Mae, 5.27%, 2016	1,107,420	1,221,963
Fannie Mae, 5.662%, 2016	311,306	351,019
Fannie Mae, 5.724%, 2016	697,685	791,838
Fannie Mae, 5.45%, 2017	778,288	869,129
Fannie Mae, 5.5%, 2017 - 2038	51,543,161	56,494,990
Fannie Mae, 6%, 2017 - 2037	26,819,399	29,800,952
Fannie Mae, 2.578%, 2018	1,545,000	1,582,394
Fannie Mae, 3.8%, 2018	331,112	359,353
Fannie Mae, 3.849%, 2018	392,364	427,945
Fannie Mae, 3.91%, 2018	483,549	526,656
Fannie Mae, 4.5%, 2018 - 2041	10,852,246	11,618,790
Fannie Mae, 5%, 2018 - 2041	28,006,133	30,324,267
Fannie Mae, 4.6%, 2019	316,000	355,338
Fannie Mae, 4.88%, 2020	907,470	991,653
Fannie Mae, 3%, 2027	600,000	622,381
Fannie Mae, 7.5%, 2030 - 2032	223,707	268,065
Fannie Mae, 6.5%, 2031 - 2037	7,271,253	8,233,269
Fannie Mae, 4%, 2040	1,028,826	1,079,390
Fannie Mae, 3.5%, 2041 - 2042	5,957,815	6,133,431
Fannie Mae, TBA, 3%, 2018	3,470,000	3,582,775
Freddie Mac, 6%, 2016 - 2037	13,519,947	15,001,882
Freddie Mac, 3.882%, 2017	839,798	920,274
Freddie Mac, 5%, 2017 - 2039	18,614,813	20,209,435
Freddie Mac, 2.303%, 2018	401,707	405,661
Freddie Mac, 2.412%, 2018 (n)	1,226,000	1,245,891
Freddie Mac, 3.154%, 2018	274,000	290,156
Freddie Mac, 4.5%, 2018 - 2035	7,788,044	8,322,092
Freddie Mac, 5.085%, 2019	2,793,000	3,220,078
Freddie Mac, 5.5%, 2019 - 2037	8,743,662	9,579,693
Freddie Mac, 3.808%, 2020	2,402,000	2,594,287
Freddie Mac, 6.5%, 2034 - 2038	4,521,064	5,114,282
Freddie Mac, 4%, 2040 - 2041	13,890,746	14,544,606
Freddie Mac, 3.5%, 2042	5,026,285	5,162,537
Ginnie Mae, 6%, 2032 - 2038	5,352,199	6,065,684

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Ginnie Mae, 4.5%, 2033 - 2041	$15,335,489	$16,754,504
Ginnie Mae, 5.5%, 2033 - 2035	6,057,554	6,803,722
Ginnie Mae, 5%, 2034 - 2041	11,706,189	12,928,616
Ginnie Mae, 3.5%, 2041 - 2042	1,937,303	2,022,871
Ginnie Mae, 4%, 2041	7,306,449	7,860,472
Ginnie Mae, TBA, 3.5%, 2040	2,403,000	2,495,365

		$307,526,494

Natural Gas – Pipeline – 0.2%
Enterprise Products Operating LLC, 6.5%, 2019	$1,953,000	$2,317,709
Kinder Morgan Energy Partners LP, 7.4%, 2031	219,000	255,806
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	1,213,459
Spectra Energy Capital LLC, 8%, 2019	1,694,000	2,140,444

		$5,927,418

Network & Telecom – 0.3%
AT&T, Inc., 5.55%, 2041	$992,000	$1,099,556
BellSouth Corp., 6.55%, 2034	2,642,000	3,015,920
Telecom Italia Capital, 5.25%, 2013	2,176,000	2,235,840

		$6,351,316

Other Banks & Diversified Financials – 1.0%
American Express Co., 5.5%, 2016	$2,287,000	$2,546,863
Banco Bradesco S.A., 6.75%, 2019 (n)	1,391,000	1,518,277
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,100,000	1,066,392
Capital One Financial Corp., 6.15%, 2016	2,872,000	3,156,661
Citigroup, Inc., 5%, 2014	2,679,000	2,774,450
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,021,000	3,199,299
HSBC Holdings PLC, 5.1%, 2021	1,568,000	1,695,105
Nordea Bank AB, 4.875%, 2021 (z)	1,880,000	2,002,371
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,040,000	3,230,562
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	4,418,000	4,274,415

		$25,464,395

Pharmaceuticals – 0.3%
Roche Holdings, Inc., 6%, 2019 (n)	$3,007,000	$3,667,030
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	2,950,000	2,986,223

		$6,653,253

Real Estate – 0.7%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$2,050,592
ERP Operating LP, REIT, 5.375%, 2016	590,000	656,237
ERP Operating LP, REIT, 4.625%, 2021	2,097,000	2,208,009
HCP, Inc., REIT, 5.375%, 2021	1,703,000	1,835,120
HRPT Properties Trust, REIT, 6.25%, 2016	3,320,000	3,514,764
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	1,742,341
Kimco Realty Corp., REIT, 6%, 2012	936,000	956,904
Simon Property Group, Inc., REIT, 5.875%, 2017	1,880,000	2,170,197
WEA Finance LLC, REIT, 6.75%, 2019 (n)	837,000	967,762

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
WEA Finance LLC, REIT, 4.625%, 2021 (n)	$2,300,000	$2,326,664

		$18,428,590

Retailers – 0.3%
Home Depot, Inc., 5.95%, 2041	$643,000	$789,191
Limited Brands, Inc., 5.25%, 2014	779,000	825,740
Wal-Mart Stores, Inc., 5.25%, 2035	5,106,000	5,806,523

		$7,421,454

Specialty Chemicals – 0.0%
Ecolab, Inc., 5.5%, 2041	$410,000	$444,648

Supermarkets – 0.1%
Kroger Co., 5%, 2013	$1,045,000	$1,089,092

Supranational – 0.2%
Asian Development Bank, 2.75%, 2014	$2,220,000	$2,326,240
Asian Development Bank, 1.125%, 2017	1,340,000	1,336,670

		$3,662,910

Telecommunications – Wireless – 0.3%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$1,605,000	$1,783,842
Crown Castle Towers LLC, 4.883%, 2020 (n)	830,000	854,000
Rogers Communications, Inc., 6.8%, 2018	3,340,000	4,157,315

		$6,795,157

Transportation – Services – 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$2,572,000	$2,934,222

U.S. Government Agencies and Equivalents – 0.8%
Freddie Mac, 4.625%, 2012	$13,500,000	$13,839,903
Small Business Administration, 4.77%, 2024	563,083	614,938
Small Business Administration, 5.18%, 2024	970,807	1,069,616
Small Business Administration, 4.99%, 2024	868,996	956,040
Small Business Administration, 5.11%, 2025	3,589,454	3,973,495

		$20,453,992

U.S. Treasury Obligations – 13.1%
U.S. Treasury Bonds, 8.5%, 2020	$3,204,000	$4,801,495
U.S. Treasury Bonds, 8%, 2021	366,000	555,948
U.S. Treasury Bonds, 6%, 2026	278,000	383,553
U.S. Treasury Bonds, 6.75%, 2026	2,129,000	3,143,601
U.S. Treasury Bonds, 5.25%, 2029	7,300,000	9,558,438
U.S. Treasury Bonds, 5.375%, 2031	495,000	665,775
U.S. Treasury Bonds, 4.5%, 2036	3,417,000	4,170,876
U.S. Treasury Bonds, 5%, 2037	6,508,000	8,531,585
U.S. Treasury Bonds, 4.5%, 2039	38,268,400	46,878,790
U.S. Treasury Notes, 1.375%, 2012	1,478,000	1,487,583
U.S. Treasury Notes, 1.375%, 2013	15,539,000	15,681,042
U.S. Treasury Notes, 3.5%, 2013	8,400,000	8,716,310
U.S. Treasury Notes, 3.125%, 2013	16,178,000	16,859,870
U.S. Treasury Notes, 2%, 2013	4,762,000	4,894,255

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.5%, 2013	$6,564,000	$6,698,615
U.S. Treasury Notes, 1.875%, 2014	26,428,000	27,196,051
U.S. Treasury Notes, 1.875%, 2014	1,365,000	1,407,230
U.S. Treasury Notes, 4.125%, 2015	6,910,000	7,667,398
U.S. Treasury Notes, 2.125%, 2015	40,303,000	42,245,726
U.S. Treasury Notes, 9.875%, 2015	2,793,000	3,714,690
U.S. Treasury Notes, 2.625%, 2016	1,737,000	1,860,355
U.S. Treasury Notes, 4.875%, 2016	6,300,000	7,374,446
U.S. Treasury Notes, 3.75%, 2018	52,256,000	59,763,724
U.S. Treasury Notes, 2.75%, 2019	6,001,500	6,465,212
U.S. Treasury Notes, 3.125%, 2019	514,000	566,002
U.S. Treasury Notes, 3.5%, 2020	26,583,000	29,901,728
U.S. Treasury Notes, TIPS, 0.5%, 2014	8,728,000	8,743,684

		$329,933,982

Utilities – Electric Power – 0.6%
Bruce Mansfield Unit, 6.85%, 2034	$4,246,315	$4,538,249
Enel Finance International S.A., 6.25%, 2017 (n)	2,306,000	2,451,573
MidAmerican Funding LLC, 6.927%, 2029	387,000	474,278
Oncor Electric Delivery Co., 7%, 2022	3,162,000	3,837,150
Progress Energy, Inc., 3.15%, 2022	2,519,000	2,462,174

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
PSEG Power LLC, 5.32%, 2016	$1,603,000	$1,786,973
System Energy Resources, Inc., 5.129%, 2014 (z)	379,130	396,073
Waterford 3 Funding Corp., 8.09%, 2017	124,471	123,344

		$16,069,814

Total Bonds		$953,821,827

CONVERTIBLE PREFERRED STOCKS – 0.2%
Automotive – 0.1%
General Motors Co., 4.75%	83,720	$3,503,682

Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	24,560	$1,330,906

Total Convertible Preferred Stocks		$4,834,588

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	32,195,798	$32,195,798

Total Investments		$2,513,994,236

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(2,855,787)

Net Assets – 100.0%		$2,511,138,449

(a)	Non-income producing security.

(e)	Guaranteed by Minister for Finance of Ireland.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $70,791,361, representing 2.8% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.841%, 2040	3/01/06	$2,053,793	$1,157,476
Nordea Bank AB, 4.875%, 2021	1/11/11	1,871,904	2,002,371
Russian Federation, 3.625%, 2015	04/22/10	4,983,280	5,200,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,791,724	1,670,995
System Energy Resources, Inc., 5.129%, 2014	4/16/04-11/22/04	379,522	396,073
Total Restricted Securities			$10,426,915
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted

7

Supplemental Information (unaudited) – continued

prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,527,976,611	$—	$—	$1,527,976,611
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	351,471,400	—	351,471,400
Non-U.S. Sovereign Debt	—	37,280,287	—	37,280,287
Corporate Bonds	—	139,469,537	—	139,469,537
Residential Mortgage-Backed Securities	—	310,023,800	—	310,023,800
Commercial Mortgage-Backed Securities	—	39,407,066	—	39,407,066
Asset-Backed Securities (including CDOs)	—	4,956,702	—	4,956,702
Foreign Bonds	—	71,213,035	—	71,213,035
Mutual Funds	32,195,798	—	—	32,195,798
Total Investments	$1,560,172,409	$953,821,827	$—	$2,513,994,236

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $28,858,112 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,325,399,096
Gross unrealized appreciation	$272,470,195
Gross unrealized depreciation	(83,875,055)
Net unrealized appreciation (depreciation)	$188,595,140

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,468,371	116,303,018	(109,575,591)	32,195,798

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,129	$32,195,798

8

MFS® Utilities Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 92.1%
Broadcasting – 0.7%
Viacom, Inc., “B”	188,817	$8,961,255

Cable TV – 10.6%
Comcast Corp., “Special A”	1,760,273	$51,945,656
Liberty Global, Inc., “A” (a)	250,072	12,523,606
Telenet Group Holding N.V.	311,053	12,872,835
Time Warner Cable, Inc.	321,898	26,234,687
Virgin Media, Inc.	1,456,632	36,386,667

		$139,963,451

Energy – Independent – 4.5%
Cabot Oil & Gas Corp.	21,630	$674,207
Energen Corp.	144,253	7,090,035
EQT Corp.	349,918	16,869,547
Occidental Petroleum Corp.	72,512	6,905,318
QEP Resources, Inc.	579,246	17,667,003
WPX Energy, Inc. (a)	606,324	10,919,895

		$60,126,005

Natural Gas – Distribution – 5.0%
AGL Resources, Inc.	150,382	$5,897,982
GDF SUEZ	382,692	9,886,374
National Fuel Gas Co.	56,434	2,715,604
NiSource, Inc.	110,220	2,683,857
ONEOK, Inc.	15,850	1,294,311
Sempra Energy	419,607	25,159,636
Spectra Energy Corp.	505,491	15,948,241
UGI Corp.	119,916	3,267,711

		$66,853,716

Natural Gas – Pipeline – 9.5%
El Paso Corp.	2,017,558	$59,618,839
El Paso Pipeline Partners LP	17,659	616,122
Enagas S.A.	971,416	18,695,179
Enterprise Products Partners LP	12,700	640,969
Williams Cos., Inc.	1,079,400	33,256,314
Williams Partners LP	237,034	13,413,754

		$126,241,177

Oil Services – 0.1%
Cheniere Energy, Inc. (a)	44,470	$666,161

Telecommunications – Wireless – 7.4%
American Tower Corp., REIT	202,932	$12,788,775
Cellcom Israel Ltd.	534,357	6,620,683
KDDI Corp.	100	650,685
Mobile TeleSystems OJSC, ADR	611,672	11,218,064
MTN Group Ltd.	149,363	2,628,991
NII Holdings, Inc. (a)	424,027	7,763,934
SBA Communications Corp. (a)	300,732	15,280,193
TIM Participacoes S.A., ADR	788,485	25,436,526
Vodafone Group PLC	5,657,170	15,581,773

		$97,969,624

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 10.3%
Bezeq – The Israel Telecommunication Corp. Ltd.	6,110,943	$10,092,933
CenturyLink, Inc.	341,972	13,217,218
China Unicom (Hong Kong) Ltd.	1,118,000	1,879,932
Crown Castle International Corp. (a)	170,650	9,102,471
Deutsche Telekom AG	643,889	7,751,977
Empresa Nacional de Telecomunicaciones S.A.	482,930	9,764,358
Frontier Communications Corp. (l)	989,728	4,127,166
Kabel Deutschland Holding AG (a)	210,320	12,990,127
PT XL Axiata Tbk	12,922,000	7,136,494
TDC A.S.	2,094,425	15,232,864
Telecom Italia S.p.A.	13,482,850	13,252,787
Telefonica Brasil S.A., ADR	810,416	24,823,042
Ziggo N.V. (a)	237,320	7,403,253

		$136,774,622

Utilities – Electric Power – 44.0%
AES Corp. (a)	2,441,112	$31,905,334
Aguas Andinas S.A.	18,733,046	11,195,353
American Electric Power Co., Inc.	717,231	27,670,772
Calpine Corp. (a)	1,636,957	28,172,030
CenterPoint Energy, Inc.	753,172	14,852,552
CEZ A.S.	611,101	26,255,029
Cheung Kong Infrastructure Holdings Ltd.	265,000	1,612,410
China Hydroelectric Corp., ADR (a)	306,748	619,631
China Longyuan Power Group	728,000	611,685
CMS Energy Corp.	1,759,196	38,702,312
Companhia de Saneamento Basico do Estado de Sao Paulo	125,900	4,804,401
Companhia de Saneamento de Minas Gerais – Copasa MG	531,600	12,397,059
Companhia Energetica de Minas Gerais, IPS	282,500	6,748,925
Companhia Paranaense de Energia, ADR	257,807	6,061,043
Companhia Paranaense de Energia, IPS	338,900	7,936,659
E-CL S.A.	1,999,920	5,533,958
E.ON AG	314,756	7,539,428
Edison International	746,800	31,746,468
EDP Renovaveis S.A. (a)	2,297,432	11,416,778
ENEL OGK-5 OAO (a)	21,154,958	1,669,126
Energias de Portugal S.A.	11,384,376	33,114,861
Energias do Brasil S.A.	465,800	10,686,518
Enersis S.A., ADR	397,011	8,015,652
Exelon Corp.	217,356	8,522,529
Federal Grid Co. of Unified Energy System JSC	79,671,783	852,488
FirstEnergy Corp.	232,114	10,582,077
Fortum Corp. (l)	216,068	5,244,691
GenOn Energy, Inc. (a)	5,112,275	10,633,532
Iberdrola S.A.	573,567	3,256,461
International Power PLC	916,001	5,933,835

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Utilities – Electric Power – continued
ITC Holdings Corp.	25,249	$1,942,658
Light S.A.	669,340	9,515,118
MPX Energia S.A. (a)	47,200	1,223,536
National Grid PLC	1,344,090	13,554,951
NextEra Energy, Inc.	416,318	25,428,703
Northeast Utilities	288,003	10,690,671
NRG Energy, Inc. (a)	1,020,419	15,989,966
NV Energy, Inc.	490,463	7,906,264
OGE Energy Corp.	289,514	15,488,999
OGK-4 OAO (a)	19,587,920	1,909,822
Pinnacle West Capital Corp.	13,556	649,332
PPL Corp.	468,668	13,244,558
Public Service Enterprise Group, Inc.	1,154,606	35,342,490
Red Electrica de Espana	406,820	19,907,102
RWE AG	141,606	6,762,128
SSE PLC	530,434	11,275,631
TGK International GmbH	4,236,528,087	1,440,420
Tractebel Energia S.A.	583,100	10,451,687
United Utilities Group PLC	337,100	3,243,238
Verbund AG	115,032	3,499,468

		$583,760,339

Total Common Stocks		$1,221,316,350

BONDS – 0.9%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 5.806%, 2023 (i)(z)	$81,172	$7,987

Utilities – Electric Power – 0.9%
GenOn Energy, Inc., 9.875%, 2020	$8,539,000	$7,770,490
NRG Energy, Inc., 7.875%, 2021	1,932,000	1,854,720
Viridian Group FundCo II, 11.125%, 2017 (z)	2,195,000	2,041,350

		$11,666,560

Total Bonds		$11,674,547

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS – 3.4%
Utilities – Electric Power – 3.4%
Great Plains Energy, Inc., 12%	132,262	$8,091,789
NextEra Energy, Inc., 7%	217,561	11,704,782
PPL Corp., 9.5%	222,579	12,061,556
PPL Corp., 8.75%	237,152	12,746,920

Total Convertible Preferred Stocks		$44,605,047

CONVERTIBLE BONDS – 1.3%
Cable TV – 0.7%
Virgin Media, Inc., 6.5%, 2016	$6,664,000	$10,179,260

Telecommunications – Wireless – 0.6%
SBA Communications Corp., 4%, 2014	$4,368,000	$7,676,760

Total Convertible Bonds		$17,856,020

MONEY MARKET FUNDS – 2.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	30,977,317	$30,977,317

COLLATERAL FOR SECURITIES LOANED – 0.5%
Navigator Securities Lending Prime Portfolio, 0.31%, at Net Asset Value (j)	6,752,097	$6,752,097

Total Investments		$1,333,181,378

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(6,423,934)

Net Assets – 100.0%		$1,326,757,444

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 5.806%, 2023	1/18/02	$3,726	$7,987
Viridian Group FundCo II, 11.125%, 2017	3/01/12	2,123,830	2,041,350
Total Restricted Securities			$2,049,337
% of Net assets			0.2%

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 3/31/12

Forward Foreign Currency Exchange Contracts at 3/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	40,541,839	4/03/12	$22,093,645	$22,209,230	$115,585
BUY	BRL	JPMorgan Chase Bank N.A.	7,700,000	6/04/12	4,146,473	4,163,850	17,377
SELL	BRL	Deutsche Bank AG	40,541,839	4/03/12	22,250,063	22,209,230	40,833
SELL	BRL	JPMorgan Chase Bank N.A.	64,127,684	4/03/12	36,277,470	35,129,795	1,147,675
BUY	EUR	Barclays PLC	335,789	4/12/12	439,397	447,859	8,462
BUY	EUR	Citibank N.A.	1,584,346	4/12/12	2,069,243	2,113,122	43,879
BUY	EUR	Credit Suisse Group	1,508,543	4/12/12	1,954,000	2,012,020	58,020
BUY	EUR	Deutsche Bank AG	4,202,095	4/12/12	5,513,058	5,604,547	91,489
BUY	EUR	Goldman Sachs International	254,706	4/12/12	325,186	339,715	14,529
BUY	EUR	JPMorgan Chase Bank N.A.	44,932,235	4/12/12	59,105,804	59,928,398	822,594
BUY	EUR	Merrill Lynch International Bank	173,388	4/12/12	221,966	231,257	9,291
BUY	EUR	UBS AG	1,262,308	4/12/12	1,664,945	1,683,605	18,660
SELL	EUR	Citibank N.A.	237,558	4/12/12	316,975	316,842	133
SELL	EUR	Deutsche Bank AG	163,786	4/12/12	220,554	218,449	2,105
SELL	EUR	UBS AG	1,518,657	4/12/12	2,027,064	2,025,510	1,554
BUY	GBP	Barclays PLC	2,860,758	4/12/12	4,543,489	4,575,519	32,030
BUY	GBP	Citibank N.A.	1,720,537	4/12/12	2,728,627	2,751,841	23,214
BUY	GBP	Credit Suisse Group	511,782	4/12/12	805,990	818,548	12,558
BUY	GBP	Deutsche Bank AG	267,284	4/12/12	419,074	427,497	8,423
BUY	GBP	JPMorgan Chase Bank N.A.	21,296,288	4/12/12	33,701,098	34,061,452	360,354
SELL	GBP	UBS AG	512,703	7/13/12	819,738	819,513	225

							$2,828,990

Liability Derivatives
BUY	BRL	JPMorgan Chase Bank N.A.	104,669,523	4/03/12-4/13/12	$58,125,685	$57,288,245	$(837,440)
SELL	BRL	Deutsche Bank AG	40,541,839	6/04/12	21,813,106	21,923,396	(110,290)
BUY	EUR	Deutsche Bank AG	814,082	4/12/12	1,087,229	1,085,783	(1,446)
SELL	EUR	Barclays PLC	3,238,332	4/12/12	4,121,135	4,319,128	(197,993)
SELL	EUR	Citibank N.A.	3,755,840	4/12/12	4,959,040	5,009,355	(50,315)
SELL	EUR	Credit Suisse Group	12,793,706	4/12/12	16,420,842	17,063,613	(642,771)
SELL	EUR	Deutsche Bank AG	6,416,295	4/12/12	8,234,627	8,557,738	(323,111)
SELL	EUR	Goldman Sachs International	436,949	4/12/12	575,820	582,780	(6,960)
SELL	EUR	HSBC Bank	2,557,585	4/12/12	3,257,139	3,411,181	(154,042)
SELL	EUR	JPMorgan Chase Bank N.A.	4,895,702	4/12/12	6,302,913	6,529,646	(226,733)
SELL	EUR	Merrill Lynch International Bank	6,137,271	4/12/12	7,814,078	8,185,589	(371,511)
SELL	EUR	UBS AG	93,247,355	6/15/12	122,338,665	124,411,038	(2,072,373)
SELL	GBP	Barclays PLC	29,842,647	4/12/12	46,118,300	47,730,568	(1,612,268)
SELL	GBP	Citibank N.A.	418,425	4/12/12	656,512	669,233	(12,721)
SELL	GBP	Credit Suisse Group	774,028	4/12/12	1,185,052	1,237,986	(52,934)
SELL	GBP	Deutsche Bank AG	27,607,356	4/12/12	42,630,451	44,155,425	(1,524,974)
SELL	GBP	Goldman Sachs International	251,503	4/12/12	398,026	402,256	(4,230)
SELL	GBP	HSBC Bank	311,359	4/12/12	487,930	497,989	(10,059)

							$(8,212,171)

At March 31, 2012, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

4

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$797,713,427	$—	$—	$797,713,427
Brazil	120,084,515	—	—	120,084,515
United Kingdom	49,589,428	—	—	49,589,428
Portugal	44,531,639	—	—	44,531,639
Spain	41,858,742	—	—	41,858,742
Germany	35,043,660	—	—	35,043,660
Chile	34,509,321	—	—	34,509,321
Czech Republic	26,255,029	—	—	26,255,029
Russia	11,218,064	5,871,856	—	17,089,920
Other Countries	86,010,482	13,235,234	—	99,245,716
Corporate Bonds	—	27,481,230	—	27,481,230
Commercial Mortgage-Backed Securites	—	7,987	—	7,987
Foreign Bonds	—	2,041,350	—	2,041,350
Mutual Funds	37,729,414	—	—	37,729,414
Total Investments	$1,284,543,721	$48,637,657	$—	$1,333,181,378

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,383,181)	$—	$(5,383,181)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $12,002,755 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $121,196,420 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,341,112,206
Gross unrealized appreciation	$132,239,104
Gross unrealized depreciation	(140,169,932)
Net unrealized appreciation (depreciation)	$(7,930,828)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	60,086,370	105,943,334	(135,052,387)	30,977,317

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,824	$30,977,317

5

Supplemental Information (unaudited) – continued

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2012, are as follows:

United States	64.6%
Brazil	9.0%
United Kingdom	3.9%
Portugal	3.4%
Spain	3.2%
Germany	2.6%
Chilie	2.6%
Czech Republic	2.0%
Russia	1.3%
Other Countries	7.4%

6

MFS® Value Series

MFS® Variable Insurance Trust

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 8.4%
Honeywell International, Inc.	354,360	$21,633,673
Huntington Ingalls Industries, Inc. (a)	38,823	1,562,238
Lockheed Martin Corp.	507,290	45,585,079
Northrop Grumman Corp.	219,460	13,404,617
United Technologies Corp.	346,820	28,765,251

		$110,950,858

Alcoholic Beverages – 1.7%
Diageo PLC	922,773	$22,176,544

Automotive – 1.4%
Delphi Automotive PLC (a)	84,280	$2,663,248
General Motors Co. (a)	104,300	2,675,295
Johnson Controls, Inc.	407,420	13,233,002

		$18,571,545

Broadcasting – 3.8%
Omnicom Group, Inc.	307,600	$15,579,940
Viacom, Inc., “B”	297,170	14,103,688
Walt Disney Co.	477,430	20,901,885

		$50,585,513

Brokerage & Asset Managers – 1.8%
Blackrock, Inc.	75,755	$15,522,200
Franklin Resources, Inc.	70,990	8,804,890

		$24,327,090

Business Services – 3.0%
Accenture PLC, “A”	434,860	$28,048,470
Dun & Bradstreet Corp.	86,870	7,360,495
Fiserv, Inc. (a)	67,930	4,713,663

		$40,122,628

Cable TV – 0.8%
Comcast Corp., “Special A”	373,030	$11,008,115

Chemicals – 2.8%
3M Co.	240,580	$21,462,142
PPG Industries, Inc.	161,036	15,427,249

		$36,889,391

Computer Software – 1.8%
Oracle Corp.	829,830	$24,197,843

Computer Software – Systems – 2.4%
Hewlett-Packard Co.	136,900	$3,262,327
International Business Machines Corp.	133,140	27,779,661

		$31,041,988

Construction – 1.7%
Sherwin-Williams Co.	60,550	$6,579,969
Stanley Black & Decker, Inc.	210,543	16,203,389

		$22,783,358

Consumer Products – 0.6%
Procter & Gamble Co.	116,934	$7,859,134

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.5%
Danaher Corp.	283,400	$15,870,400
Tyco International Ltd.	306,230	17,204,001

		$33,074,401

Electronics – 1.3%
ASML Holding N.V.	92,020	$4,613,883
Intel Corp.	458,010	12,874,661

		$17,488,544

Energy – Independent – 3.0%
Apache Corp.	103,410	$10,386,500
EOG Resources, Inc.	64,810	7,200,391
Occidental Petroleum Corp.	225,430	21,467,699

		$39,054,590

Energy – Integrated – 3.8%
Chevron Corp.	252,360	$27,063,086
Exxon Mobil Corp.	251,858	21,843,644
Hess Corp.	19,410	1,144,220

		$50,050,950

Engineering – Construction – 0.2%
Fluor Corp.	36,340	$2,181,854

Food & Beverages – 5.0%
General Mills, Inc.	501,950	$19,801,928
Groupe Danone	110,991	7,741,899
J.M. Smucker Co.	59,220	4,818,139
Kellogg Co.	114,750	6,154,043
Nestle S.A.	253,332	15,940,243
PepsiCo, Inc.	172,658	11,455,858

		$65,912,110

Food & Drug Stores – 1.4%
CVS Caremark Corp.	254,691	$11,410,157
Walgreen Co.	208,860	6,994,721

		$18,404,878

General Merchandise – 1.8%
Kohl’s Corp.	84,350	$4,220,031
Target Corp.	332,120	19,352,632

		$23,572,663

Insurance – 7.0%
ACE Ltd.	143,270	$10,487,364
Aon Corp.	259,380	12,725,183
Chubb Corp.	138,230	9,553,075
MetLife, Inc.	683,423	25,525,849
Prudential Financial, Inc.	300,275	19,034,432
Travelers Cos., Inc.	256,080	15,159,936

		$92,485,839

Leisure & Toys – 0.9%
Hasbro, Inc.	310,520	$11,402,294

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 0.7%
Eaton Corp.	173,660	$8,653,478

Major Banks – 11.5%
Bank of America Corp.	402,150	$3,848,576
Bank of New York Mellon Corp.	893,420	21,558,225
Goldman Sachs Group, Inc.	271,612	33,780,384
JPMorgan Chase & Co.	871,890	40,089,502
PNC Financial Services Group, Inc.	161,660	10,425,453
State Street Corp.	246,720	11,225,760
SunTrust Banks, Inc.	81,970	1,981,215
Wells Fargo & Co.	817,960	27,925,154

		$150,834,269

Medical & Health Technology & Services – 0.6%
Quest Diagnostics, Inc.	119,700	$7,319,655

Medical Equipment – 3.6%
Becton, Dickinson & Co.	101,550	$7,885,358
Medtronic, Inc.	432,890	16,964,959
St. Jude Medical, Inc.	244,260	10,823,161
Thermo Fisher Scientific, Inc.	203,470	11,471,639

		$47,145,117

Network & Telecom – 0.7%
Cisco Systems, Inc.	430,850	$9,112,478

Oil Services – 0.3%
Transocean, Inc.	71,740	$3,924,178

Other Banks & Diversified Financials – 1.5%
MasterCard, Inc., “A”	18,934	$7,962,504
Western Union Co.	688,460	12,116,896

		$20,079,400

Pharmaceuticals – 8.6%
Abbott Laboratories	398,330	$24,413,646
Johnson & Johnson	512,230	33,786,691
Merck & Co., Inc.	232,430	8,925,312
Pfizer, Inc.	1,736,386	39,346,507
Roche Holding AG	38,250	6,656,780

		$113,128,936

Printing & Publishing – 0.5%
Moody’s Corp.	152,210	$6,408,041

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 0.6%
Canadian National Railway Co.	96,580	$7,671,349

Specialty Chemicals – 1.0%
Air Products & Chemicals, Inc.	142,716	$13,101,329

Specialty Stores – 0.9%
Advance Auto Parts, Inc.	66,760	$5,912,933
Staples, Inc.	404,890	6,551,120

		$12,464,053

Telecommunications – Wireless – 1.4%
Vodafone Group PLC	6,655,266	$18,330,870

Telephone Services – 2.4%
AT&T, Inc.	1,016,250	$31,737,488

Tobacco – 5.2%
Altria Group, Inc.	305,851	$9,441,620
Lorillard, Inc.	25,120	3,252,538
Philip Morris International, Inc.	593,731	52,610,504
Reynolds American, Inc.	61,220	2,536,957

		$67,841,619

Trucking – 0.5%
United Parcel Service, Inc., “B”	82,610	$6,668,279

Utilities – Electric Power – 1.5%
PG&E Corp.	287,750	$12,491,228
PPL Corp.	146,530	4,140,938
Public Service Enterprise Group, Inc.	107,150	3,279,862

		$19,912,028

Total Common Stocks		$1,298,474,697

CONVERTIBLE PREFERRED STOCKS – 0.1%
Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	33,770	$1,829,996

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	16,009,824	$16,009,824

Total Investments		$1,316,314,517

OTHER ASSETS, LESS LIABILITIES – 0.1%		984,580

Net Assets – 100.0%		$1,317,299,097

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,300,304,693	$—	$—	$1,300,304,693
Mutual Funds	16,009,824	—	—	16,009,824
Total Investments	$1,316,314,517	$—	$—	$1,316,314,517

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $22,597,023 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price

3

Supplemental Information (unaudited) – continued

due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,097,464,624
Gross unrealized appreciation	$244,001,508
Gross unrealized depreciation	(25,151,615)
Net unrealized appreciation (depreciation)	$218,849,893

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	20,734,900	44,260,944	(48,986,020)	16,009,824

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,681	$16,009,824

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: May 16, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: May 16, 2012

*	Print name and title of each signing officer under his or her signature.